UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle , One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter October 31, 2018

Franklin Growth Opportunities Fund

Franklin Select U.S. Equity Fund

Formerly, Franklin Focused Core Equity Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended October 31, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to improve and the unemployment rate declined. During the second and third quarters, U.S. corporate profits rose, supported by healthy economic growth and tax cuts.

In September 2018, the Standard & Poor’s 500® Index (S&P 500®) reached an all-time high, but experienced heightened volatility near period-end due to investor concerns about U.S. Federal Reserve interest-rate policies, higher U.S. Treasury yields, trade tensions, a potentially slower economy and some weaker-than-expected fourth-quarter 2018 revenue guidance. Within this environment, U.S. stocks, as measured by the S&P 500, generated a modest positive total return for the six-month period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Strategic Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Edward B. Jamieson

President and Chief Executive Officer –

Investment Management

Franklin Strategic Series

This letter reflects our analysis and opinions as of October 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 3.9% in April 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.1 Annual inflation, as measured by the Consumer Price Index, was 2.5% in April 2018, as reported at the beginning of the period, and while it varied during the six months under review, it ended the period at 2.5%.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. Minutes from the Fed’s September meeting (released in October) indicated that a few officials expected monetary policy to become modestly restrictive of economic growth, while some officials seemed to favor increasing the federal funds rate temporarily above what they consider to be its longer-term level to reduce the risk of overshooting the Fed’s inflation objective. In contrast, some officials indicated they would not favor a restrictive policy unless they see clear signs of an overheating economy and rising inflation.

U.S. equity markets rose overall during the period, benefiting from mostly upbeat economic data and better U.S. corporate earnings. However, markets were pressured at certain times during the period by fears of tighter regulation of information technology and technology-related companies, as well as concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. Other factors that curbed investor sentiment were tensions between the U.S. and North Korea earlier in the period, political uncertainties in the U.S., the Trump administration’s protectionist policies, and the potential impact of escalating U.S.-China trade tensions on global growth and corporate earnings. Partially offsetting these concerns were an overall easing of tensions in the Korean peninsula in the latter part of the period, intermittent U.S.-China trade negotiations, an agreement between the U.S. and the European Union to try to reduce trade barriers, and a trade deal between the U.S., Mexico and Canada. After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index (S&P 500), experienced heightened volatility in October amid investor concerns about the Fed’s interest-rate path, rising U.S. Treasury yields, trade, a potentially moderating economy and several big companies’ weaker-than-expected fourth-quarter 2018 revenue guidance. In this environment, the S&P 500 generated a +3.40% total return for the six-month period.2

The foregoing information reflects our analysis and opinions as of October 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Growth Opportunities Fund

This semiannual report for Franklin Growth Opportunities Fund covers the period ended October 31, 2018.	Portfolio Composition
Based on Total Net Assets as of 10/31/18

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing, under normal conditions, predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

Performance Overview

The Fund’s Class A shares delivered a +0.96% cumulative total return for the six months under review. In comparison, the Fund’s narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with relatively higher price-to-book ratios and higher forecasted growth values, generated a +4.29% total return.1 The Fund’s broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market, produced a +3.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, several sectors represented in the Fund’s portfolio posted positive returns and contributed to absolute performance. Relative to the Russell 3000® Growth Index, key contributors to the Fund’s performance included stock selection and an underweighting in materials. Within the sector, our position in Ingevity, a

1. Source: Morningstar.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 33.

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FRANKLIN GROWTH OPPORTUNITIES FUND

manufacturer of specialty chemicals and carbon materials, benefited relative results.

Other key individual contributors to relative performance included our investments in payment solutions provider Mastercard, biopharmaceutical firm AbbVie,2 programmable devices company Xilinx and frozen potato products manufacturer Lamb Weston Holdings. Mastercard continues to perform very well, exceeding expectations and announcing several growth initiatives and partnerships. The company has shown an ability to both invest for the long term while delivering solid quarter-to-quarter execution, which we believe is supported by a strong organic growth profile, specifically in Europe and total cross-border flows. Our underweighted position in Abbvie, which declined during the period due to investor concerns about rebates and biosimilar adoptions, contributed to relative results. Xilinx benefited from the adoption of complex programmable logic devices into additional end markets and its introduction of new products. In addition to delivering solid results for the September 2018 quarter, the company also provided strong forward guidance.

In contrast, key detractors from the Fund’s relative performance included stock selection in the consumer discretionary, financials and consumer staples sectors, as well as an overweighting in the financials sector and an underweighting in the consumer staples sector.

Within consumer discretionary, casino resorts operator Wynn Resorts’ shares fell amid slowing VIP trends in Macau, concerns about new competition and trade war risks, and a weak third-quarter convention calendar in Las Vegas with relatively weak leisure visitation.2

In the financials sector, our positions in financial and banking holding company SVB Financial Group and financial services firm Charles Schwab hindered relative returns.

In consumer staples, Constellation Brands, which produces, markets and distributes beverage alcohol products, detracted from relative results.

Other key individual detractors included our positions in medical devices company Nevro and defense and security solutions manufacturer Raytheon. Nevro’s shares declined due to weaker-than-expected earnings reports and a reduction in 2018 sales guidance. Although Nevro’s market growth and share capture assumptions have been lowered, we believe

Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

Amazon.com Inc. Consumer Discretionary	7.4%

Apple Inc. Information Technology	6.0%

Mastercard Inc. Information Technology	5.0%

Microsoft Corp. Information Technology	4.7%

Alphabet Inc. Communication Services	4.0%

Visa Inc. Information Technology	4.0%

UnitedHealth Group Inc. Health Care	2.7%

SBA Communications Corp. Real Estate	2.3%

ServiceNow Inc. Information Technology	2.2%

Adobe Inc. Information Technology	2.0%

Nevro’s growth profile is still attractive, with new applications and product enhancements driving its strong growth going forward. Raytheon’s shares declined along with many defense stocks, despite the company’s better-than-expected earnings reports and a relatively solid 2019 guidance.

2. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GROWTH OPPORTUNITIES FUND

Thank you for your continued participation in Franklin Growth Opportunities Fund. We look forward to serving your future investment needs.

Grant Bowers Lead Portfolio Manager

Sara Araghi, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN GROWTH OPPORTUNITIES FUND

Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4

6-Month	+0.96%	-4.60%

1-Year	+8.89%	+2.90%

5-Year	+63.11%	+9.04%

10-Year	+271.21%	+13.37%

Advisor

6-Month	+1.09%	+1.09%

1-Year	+9.16%	+9.16%

5-Year	+65.35%	+10.58%

10-Year	+281.74%	+14.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN GROWTH OPPORTUNITIES FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class
A	0.99%
Advisor	0.74%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,009.60	$4.76	$1,020.47	$4.79	0.94%
C	$1,000	$1,005.80	$8.54	$1,016.69	$8.59	1.69%
R	$1,000	$1,008.40	$6.02	$1,019.21	$6.06	1.19%
R6	$1,000	$1,011.50	$2.94	$1,022.28	$2.96	0.58%
Advisor	$1,000	$1,010.90	$3.50	$1,021.73	$3.52	0.69%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Select U.S. Equity Fund

Formerly, Franklin Focused Core Equity Fund

This semiannual report for Franklin Select U.S. Equity Fund covers the period ended October 31, 2018. As previously communicated, effective June 1, 2018, the Fund changed its investment strategy, but its goal remained the same.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets in U.S. equity securities. The Fund invests primarily to predominantly in equity securities of large capitalization companies, which are similar in size to those in the Standard & Poor’s 500 Index (S&P 500).

Performance Overview

The Fund’s Class A shares delivered a +0.06% cumulative total return for the six months under review. In comparison, the S&P 500, which tracks the broad U.S. stock market, generated a +3.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We are research-driven, bottom-up fundamental investors seeking companies that exhibit a combination of growth potential, quality and reasonable valuation. We assess growth potential by considering companies that we believe are positioned for growth in revenue, earnings or assets. In assessing valuation, we consider whether security prices fully reflect the balance of the long-term growth prospects relative to business and financial risks. We place a particular emphasis on quality and assessing downside risk, believing that important attributes of quality include experienced and talented management teams, favorable competitive positioning, and financial strength reflected in metrics including profitability, free cash flow generation and returns on capital employed. This quality analysis generally includes our assessment of the

Portfolio Composition

Based on Total Net Assets as of 10/31/18

potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and return profile of a company. We generally use a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies.

Manager’s Discussion

During the six months under review, key sector contributors to the Fund’s absolute performance included information technology (IT), health care and materials.

Within the IT sector, our investments in software and electronics equipment company Apple, software and services

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 41.

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firm Microsoft and payment technology company Mastercard benefited absolute performance. Apple reported solid results for its fiscal second and third quarters (ended March and June, respectively), supported by strong growth in services and higher average selling price for iPhones, and issued strong guidance for its fiscal fourth quarter (ended September). Near period-end, the company revealed its latest lineup of products, which included new Apple Watch and iPhone models. Microsoft reported robust quarterly results during the period, supported by solid demand for its suite of office and cloud-based products and services. The company is a beneficiary of strong sales execution, a positive enterprise IT spending environment, its status as a critical partner to IT departments in this time of digital transformation, and a large installed base that it is successfully moving to higher-value cloud and Service-as-a-Software (SaaS) deployments. In the consumer market, the company continued to deliver new value into the declining personal computer market, while generating growth in gaming.

In health care, life sciences tools and services company Illumina and health care provider UnitedHealth Group contributed to absolute results. Illumina benefited from strong second- and third-quarter earnings, with revenue and a raise in guidance coming in above expectations. Results were helped by high customer utilization rates of the company’s genome sequencing system NovaSeq.

In the materials sector, Ecolab, which provides products and services in the field of water, hygiene and energy, aided absolute results.

Other key individual contributors to absolute performance included frozen potato products manufacturer Lamb Weston Holdings.

In contrast, key sector detractors from the Fund’s absolute performance included financials, consumer discretionary and industrials.

Within financials, our positions in asset manager BlackRock and financial services firm Charles Schwab hurt absolute results. Although BlackRock reported better-than-expected earnings for the second and third quarters of 2018, its shares declined due to investor concerns about slower investment inflows. Charles Schwab reported second-quarter 2018 earnings that were slightly better than market expectations and third-quarter earnings that were in line with expectations. However, its shares declined due to investor concerns about pricing pressures coming from new no-fee products introduced by competitors.

Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

Amazon.com Inc. Consumer Discretionary	4.3%

Microsoft Corp. Information Technology	3.5%

Alphabet Inc. Communication Services	3.2%

Mastercard Inc. Information Technology	2.8%

Analog Devices Inc. Information Technology	2.7%

UnitedHealth Group Inc. Health Care	2.7%

The Charles Schwab Corp. Financials	2.6%

NextEra Energy Inc. Utilities	2.4%

Apple Inc. Information Technology	2.4%

Fortive Corp. Industrials	2.3%

In consumer discretionary, Alibaba Group Holding, China’s largest e-commerce company, hindered absolute results.

In the industrials sector, defense and security solutions manufacturer Raytheon and nuclear components and products company BWX Technologies hurt performance.

Other key individual detractors included semiconductor equipment company Applied Materials. Its shares fell after the company reported mixed results for fiscal third-quarter 2018 (ended July), with earnings exceeding market expectations and revenue missing expectations. Furthermore, the company provided a weaker-than-expected guidance for its fiscal fourth quarter, due in part to weakness at a foundry customer that reduced capital expenditures resulting from weaker cryptocurrency (a digital or virtual currency that uses cryptography for security) demand.

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FRANKLIN SELECT U.S. EQUITY FUND

Thank you for your continued participation in Franklin Select U.S. Equity Fund.

Serena Perin Vinton, CFA Lead Portfolio Manager

Chris Anderson

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SELECT U.S. EQUITY FUND

Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4

6-Month	+0.06%	-5.44%

1-Year	+4.61%	-1.15%

5-Year	+43.92%	+6.34%

10-Year	+226.50%	+11.93%

Advisor

6-Month	+0.18%	+0.18%

1-Year	+4.86%	+4.86%

5-Year	+45.74%	+7.82%

10-Year	+234.98%	+12.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN SELECT U.S. EQUITY FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	1.25%	1.49%
Advisor	1.00%	1.24%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1.The Fund has an expense reduction contractually guaranteed through 8/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/18	Value 10/31/18	5/1/18–10/31/18[1,2]	Value 10/31/18	5/1/18–10/31/18[1,2]	Ratio[2]
A	$1,000	$1,000.60	$6.20	$1,019.00	$ 6.26	1.23%
C	$1,000	$ 996.80	$9.97	$1,015.22	$10.06	1.98%
R	$1,000	$ 999.40	$7.66	$1,017.54	$ 7.73	1.52%
R6	$1,000	$1,002.40	$4.29	$1,020.92	$ 4.33	0.85%
Advisor	$1,000	$1,001.80	$4.94	$1,020.27	$ 4.99	0.98%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	15

Franklin Small Cap Growth Fund

This semiannual report for Franklin Small Cap Growth Fund covers the period ended October 31, 2018. At the market close on February 12, 2015, the Fund closed to new investors with limited exceptions. Existing shareholders may add to their accounts. Effective April 28, 2017, the Fund opened Class R6 shares to new investors who are eligible to purchase Class R6 shares. Effective January 17, 2019, all share classes of the Fund will be re-opened to new investors.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in equity securities of small-cap companies, which for this Fund are those with market capitalizations not exceeding $1.5 billion or that of the highest market capitalization in the Russell 2000® Index, whichever is greater, at the time of purchase.1

Performance Overview

The Fund’s Class A shares delivered a +3.09% cumulative total return for the six months under review. In comparison, the Russell 2000® Growth Index, which measures performance of small-cap companies with relatively higher price-to-book ratios and higher forecasted growth values, had a -1.26% total return.2 The Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market, produced a +3.40% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry. We define quality

Portfolio Composition

Based on Total Net Assets as of 10/31/18

companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s performance relative to the Russell 2000® Growth

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.

2. Source: Morningstar.

The indexes are unmanaged and include reinvested dividends. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 48.

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Index included stock selection and an overweighting in the information technology (IT) sector and stock selection in the consumer discretionary and industrials sectors.

Within IT, our positions in cloud communications company Twilio and system-level semiconductor solutions developer Integrated Device Technology (not held at period-end) aided relative results. Twilio reported stronger-than-expected earnings and revenue for the first and second quarters of 2018 and raised its full-year 2018 guidance, aided by a larger customer base, higher average revenue per customer and its core voice and messaging solutions. During the period, the company introduced a new contact center solution, Twilio Flex, and announced its plan to acquire a leading business-to-consumer email messaging company.

In consumer discretionary, Duluth Holdings, which sells men’s and women’s casual wear, work wear and accessories through its own channels, contributed to relative results.

In the industrials sector, notable contributors included Spirit Airlines,3 an ultra low-cost, low-fare airline, and Mercury Systems, a provider of secure sensor and safety critical mission processing subsystems. Spirit Airlines delivered better-than-expected second- and third-quarter earnings, supported by solid growth in ticket and non-ticket revenues, fares and capacity. The airline also benefited from service improvements and cost reductions, as well as a new pilot deal that gave the airline more flexibility, leading to more completed flights.

Other notable contributors included medical device manufacturer DexCom3 and cancer diagnostics and pharmaceutical services company NeoGenomics. DexCom reported better-than-expected sales for the first and second quarters of 2018, driven by strong international sales growth, and company management raised its 2018 sales guidance. Furthermore, management indicated that the early adoption of the recently launched G6 continuous glucose monitoring (CGM) system represented a broadening of its user base into individuals who had been waiting for a CGM system that did not require finger stick calibration measurements.

In contrast, key detractors from the Fund’s relative performance included stock selection and an overweighting in the financials sector and stock selection and underweightings in the communication services and consumer staples sectors.

Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

2U Inc. Information Technology	2.1%

Mercury Systems Inc. Industrials	1.8%

Spirit Airlines Inc. Industrials	1.7%

Grand Canyon Education Inc. Consumer Discretionary	1.4%

Cubic Corp. Industrials	1.4%

Integer Holdings Corp. Health Care	1.4%

Univar Inc. Industrials	1.4%

US Ecology Inc. Industrials	1.3%

Kennametal Inc. Industrials	1.3%

Twilio Inc. Information Technology	1.3%

Within the financials sector, our position in Western Alliance Bancorp, which provides banking products and services for businesses, hampered relative results. Other key detractors included motion pictures technology company IMAX in the communication services sector and baked sweet goods company Hostess Brands in the consumer staples sector.

Other notable individual detractors from the Fund’s relative performance included medical devices company Nevro, roofing materials distributor Beacon Roofing Supply and education technology company 2U. Nevro’s shares declined due to weaker-than-expected earnings reports and a reduction in 2018 sales guidance. Although Nevro’s market growth and share capture assumptions have been lowered, we believe Nevro’s growth profile is still attractive, with new applications and product enhancements driving its strong growth going forward. Beacon Roofing Supply’s share price weakened due to investor concerns about several issues, including rising mortgage rates, an unfavorable price/cost dynamic for roofing shingles and slowing growth in upcoming quarters due to increased storm-related activity last year. 2U’s shares reached an all-time high in mid-May after the company reported better-than-expected first-quarter 2018 results and raised its revenue

3. Not part of the index.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	17

FRANKLIN SMALL CAP GROWTH FUND

guidance for full-year 2018. However, its shares were pressured by an analyst report that raised investor concerns about the company’s competition. Nonetheless, the company reported strong second-quarter results and again raised its full-year 2018 guidance.

Thank you for your continued participation in Franklin Small Cap Growth Fund. We look forward to serving your future investment needs.

Michael P. McCarthy, CFA Lead Portfolio Manager

Bradley T. Carris, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SMALL CAP GROWTH FUND

Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4

6-Month	+3.09%	-2.59%

1-Year	+13.71%	+7.44%

5-Year	+50.13%	+7.24%

10-Year	+328.88%	+15.02%

Advisor

6-Month	+3.21%	+3.21%

1-Year	+14.00%	+14.00%

5-Year	+52.12%	+8.75%

10-Year	+341.21%	+16.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

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FRANKLIN SMALL CAP GROWTH FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	1.09%	1.10%
Advisor	0.84%	0.85%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,030.90	$5.37	$1,019.91	$5.35	1.05%
C	$1,000	$1,026.80	$9.20	$1,016.13	$9.15	1.80%
R	$1,000	$1,029.60	$6.65	$1,018.65	$6.61	1.30%
R6	$1,000	$1,033.00	$3.23	$1,022.03	$3.21	0.63%
Advisor	$1,000	$1,032.10	$4.10	$1,021.17	$4.08	0.80%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	21

Franklin Small-Mid Cap Growth Fund

This semiannual report for Franklin Small-Mid Cap Growth Fund covers the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid-cap companies as those within the market capitalization range of the Russell Midcap® Index, at the time of purchase.1

Performance Overview

The Fund’s Class A shares delivered a +0.19% cumulative total return for the six months under review. In comparison, the Russell Midcap® Growth Index, which measures performance of companies in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values, generated a +0.94% total return.2 Also in comparison, the Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market, produced a +3.40% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are

Portfolio Composition

Based on Total Net Assets as of 10/31/18

experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, most sectors represented in the Fund’s portfolio posted positive returns and contributed to absolute performance. Relative to the Russell Midcap® Growth Index, key contributors to the Fund’s performance included stock selection and an underweighting in the materials

1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.

2. Source: Morningstar.

The indexes are unmanaged and include reinvested dividends. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 57.

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sector and stock selection in the financials and consumer discretionary sectors.

In materials, our investment in Ingevity, a manufacturer of specialty chemicals and carbon materials, benefited relative results.3 In financials, MarketAxess Holdings, an electronic trading platform operator, aided relative returns.

In the consumer discretionary sector, notable contributors included apparel and home product retailer Burlington Stores, education services provider Grand Canyon Education and fantasy sports company DraftKings3. Burlington Stores reported better-than-expected earnings for the first and second quarters of 2018 and raised its earnings guidance for full-year 2018. The company continued to show improved productivity, merchandise margin expansion and store growth opportunities.

Other key individual contributors included system-level semiconductor solutions developer Integrated Device Technology4 and medical device manufacturer DexCom. Integrated Device Technology reported better-than-expected second-quarter 2018 earnings results and raised its full-year 2018 guidance. Further boosting its shares was an agreement to be acquired by Japanese semiconductor company Renesas Electronics (not a Fund holding). DexCom reported better-than-expected sales for the first and second quarters of 2018, driven by strong international sales growth, and company management raised its 2018 sales guidance. Furthermore, management indicated that the early adoption of the recently launched G6 continuous glucose monitoring (CGM) system represented a broadening of its user base into individuals who had been waiting for a CGM system that did not require finger stick calibration measurements.

In contrast, key detractors from the Fund’s relative performance included stock selection in the information technology (IT), energy and real estate sectors.

Within IT, notable detractors included education technology company 2U, software solutions firm Red Hat4 and semiconductor products manufacturer Microchip Technology. 2U’s shares reached an all-time high in mid-May after the company reported better-than-expected first-quarter 2018 results and raised its revenue guidance for full-year 2018. However, its shares were pressured by an analyst report that raised investor concerns about the company’s competition. Nonetheless, the company reported strong second-quarter

Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

Roper Technologies Inc. Industrials	2.7%

Edwards Lifesciences Corp. Health Care	2.1%

ServiceNow Inc. Information Technology	2.1%

GoDaddy Inc. Information Technology	1.9%

SBA Communications Corp. Real Estate	1.8%

Ross Stores Inc. Consumer Discretionary	1.7%

Verisk Analytics Inc. Industrials	1.7%

Workday Inc. Information Technology	1.7%

2U Inc. Information Technology	1.6%

Worldpay Inc. Information Technology	1.5%

results and again raised its full-year 2018 guidance. Red Hat reported slightly better-than-expected revenue and earnings for its fiscal first quarter (ended May) and reduced its revenue outlook for fiscal-year 2019 (ending in February), citing unfavorable currency exchange rates. Furthermore, the company reported slightly weaker-than-expected revenue for its fiscal second quarter (ended August), due to various reasons, including unfavorable currency exchange rates and increased competition in its middleware business.

In the energy sector, our position in oil and natural gas company Concho Resources hurt relative results.

Other key individual detractors from relative performance included holdings in medical devices company Nevro and homebuilder NVR. Nevro’s shares declined due to weaker-than-expected earnings reports and a reduction in 2018 sales guidance.

3. Not part of the index.

4. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Thank you for your continued participation in Franklin Small-Mid Cap Growth Fund. We look forward to serving your future investment needs.

Edward B. Jamieson Lead Portfolio Manager

John P. Scandalios Michael P. McCarthy, CFA James Cross, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4

6-Month	+0.19%	-5.32%

1-Year	+4.66%	-1.10%

5-Year	+45.45%	+6.57%

10-Year	+236.44%	+12.26%

Advisor

6-Month	+0.33%	+0.33%

1-Year	+4.94%	+4.94%

5-Year	+47.30%	+8.05%

10-Year	+245.20%	+13.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN SMALL-MID CAP GROWTH FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver
A	0.93%	0.95%
Advisor	0.68%	0.70%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26	Semiannual Report	franklintempleton.com

FRANKLIN SMALL-MID CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,001.90	$4.34	$1,020.87	$4.38	0.86%
C	$1,000	$ 998.10	$8.11	$1,017.09	$8.19	1.61%
R	$1,000	$1,000.60	$5.55	$1,019.66	$5.60	1.10%
R6	$1,000	$1,003.80	$2.42	$1,022.79	$2.45	0.48%
Advisor	$1,000	$1,003.30	$3.08	$1,022.13	$3.11	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	27

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Growth Opportunities Fund

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018		2017		2016	2015		2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$38.58		$34.81		$30.40		$33.13	$28.48		$24.29

Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)		(0.10)		(0.09)		(0.19)	(0.19)		(0.19)
Net realized and unrealized gains (losses)	0.44		7.03		5.14		(1.88)	5.50		5.11

Total from investment operations	0.37		6.93		5.05		(2.07)	5.31		4.92

Less distributions from net realized gains	—		(3.16)		(0.64)		(0.66)	(0.66)		(0.73)

Net asset value, end of period	$38.95		$38.58		$34.81		$30.40	$33.13		$28.48

Total return[c]	0.96%		20.43%		16.88%		(6.36)%	18.87%		20.26%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.94%		1.02%		1.05%		1.11%	1.18%		1.17%

Expenses net of waiver and payments by affiliates	0.94%	[e,f]	0.99%	[e]	0.97%	[e]	1.10%	1.18%	[f]	1.17%	[e,f]

Net investment income (loss)	(0.32)%		(0.27)%		(0.30)%		(0.58)%	(0.59)%		(0.70)%

Supplemental data

Net assets, end of period (000’s)	$2,548,290		$2,428,175		$2,272,831		$548,871	$457,619		$349,343

Portfolio turnover rate	16.02%		22.68%		47.75%		25.56%	40.64%		36.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$32.67		$30.12	$26.59	$29.27	$25.41	$21.89
Income from investment operations[a]:
Net investment income (loss)[b]	(0.19)		(0.33)	(0.29)	(0.37)	(0.36)	(0.35)
Net realized and unrealized gains (losses)	0.38		6.04	4.46	(1.65)	4.88	4.60

Total from investment operations	0.19		5.71	4.17	(2.02)	4.52	4.25

Less distributions from net realized gains	—		(3.16)	(0.64)	(0.66)	(0.66)	(0.73)

Net asset value, end of period	$32.86		$32.67	$30.12	$26.59	$29.27	$25.41

Total return[c]	0.58%		19.53%	15.98%	(7.03)%	18.04%	19.42%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.69%		1.77%	1.80%	1.85%	1.88%	1.87%
Expenses net of waiver and payments by affiliates	1.69%	[e,f]	1.74% [e]	1.72% [e]	1.84%	1.88% [f]	1.87% [e,f]
Net investment income (loss)	(1.07)%		(1.02)%	(1.05)%	(1.32)%	(1.29)%	(1.40)%

Supplemental data
Net assets, end of period (000’s)	$238,946		$400,295	$390,123	$137,882	$110,513	$85,883
Portfolio turnover rate	16.02%		22.68%	47.75%	25.56%	40.64%	36.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$36.93		$33.52	$29.37	$32.10	$27.67	$23.67

Income from investment operations[a]:
Net investment income (loss)[b]	(0.11)		(0.18)	(0.17)	(0.26)	(0.24)	(0.24)
Net realized and unrealized gains (losses)	0.42		6.75	4.96	(1.81)	5.33	4.97

Total from investment operations	0.31		6.57	4.79	(2.07)	5.09	4.73

Less distributions from net realized gains	—		(3.16)	(0.64)	(0.66)	(0.66)	(0.73)

Net asset value, end of period	$37.24		$36.93	$33.52	$29.37	$32.10	$27.67

Total return[c]	0.84%		20.14%	16.62%	(6.60)%	18.63%	19.99%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.19%		1.27%	1.30%	1.35%	1.38%	1.37%
Expenses net of waiver and payments by affiliates	1.19%	[e,f]	1.24% [e]	1.22% [e]	1.34%	1.38% [f]	1.37% [e,f]

Net investment income (loss)	(0.57)%		(0.52)%	(0.55)%	(0.82)%	(0.79)%	(0.90)%

Supplemental data

Net assets, end of period (000’s)	$34,978		$36,582	$50,429	$39,786	$48,266	$42,953

Portfolio turnover rate	16.02%		22.68%	47.75%	25.56%	40.64%	36.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Seimiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$41.78	$37.30	$32.39	$35.09	$29.98	$24.99

Income from investment operations[b]:
Net investment income (loss)[c]	0.01	0.07	0.05	(0.05)	(0.03)	(0.07)
Net realized and unrealized gains (losses)	0.47	7.57	5.50	(1.99)	5.80	5.79

Total from investment operations	0.48	7.64	5.55	(2.04)	5.77	5.72

Less distributions from net realized gains	—	(3.16)	(0.64)	(0.66)	(0.66)	(0.73)

Net asset value, end of period	$42.26	$41.78	$37.30	$32.39	$35.09	$29.98

Total return[d]	1.15%	20.98%	17.42%	(5.94)%	19.47%	22.90%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.59%	0.58%	0.59%	0.67%	0.68%	0.71%

Expenses net of waiver and payments by affiliates	0.58%[f]	0.55%[f]	0.51%[f]	0.66%	0.68% [g]	0.71% [f,g]

Net investment income (loss)	0.04%	0.17%	0.16%	(0.14)%	(0.09)%	(0.24)%

Supplemental data

Net assets, end of period (000’s)	$372,619	$369,688	$291,825	$235,620	$246,911	$180,843

Portfolio turnover rate	16.02%	22.68%	47.75%	25.56%	40.64%	36.64%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$41.34		$37.02	$32.20	$34.96	$29.93	$25.43

Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)		(0.01)	(0.02)	(0.11)	(0.10)	(0.13)
Net realized and unrealized gains (losses)	0.46		7.49	5.48	(1.99)	5.79	5.36

Total from investment operations	0.45		7.48	5.46	(2.10)	5.69	5.23

Less distributions from net realized gains	—		(3.16)	(0.64)	(0.66)	(0.66)	(0.73)

Net asset value, end of period	$41.79		$41.34	$37.02	$32.20	$34.96	$29.93

Total return[c]	1.09%		20.71%	17.21%	(6.11)%	19.23%	20.58%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.69%		0.77%	0.80%	0.85%	0.88%	0.87%

Expenses net of waiver and payments by affiliates	0.69%	[e,f]	0.74% [e]	0.72% [e]	0.84%	0.88% [f]	0.87% [e,f]

Net investment income (loss)	(0.07)%		(0.02)%	(0.05)%	(0.32)%	(0.29)%	(0.40)%

Supplemental data

Net assets, end of period (000’s)	$573,809		$583,509	$537,193	$256,377	$269,887	$224,469

Portfolio turnover rate	16.02%		22.68%	47.75%	25.56%	40.64%	36.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Growth Opportunities Fund

	Country	Shares	Value
Common Stocks 97.1%
Communication Services 8.7%
[a] Alphabet Inc., C	United States	141,218	$152,059,306
[a] Electronic Arts Inc.	United States	273,347	24,869,110
[a] Facebook Inc., A	United States	445,940	67,689,233
[a] Liberty Broadband Corp., C	United States	398,771	33,070,079
[a] Netflix Inc.	United States	94,664	28,567,702
The Walt Disney Co.	United States	206,647	23,729,276

			329,984,706

Consumer Discretionary 9.3%
[a] Alibaba Group Holding Ltd., ADR	China	112,248	15,970,645
[a] Amazon.com Inc.	United States	175,410	280,306,934
Aptiv PLC	United States	310,457	23,843,097
[a] Booking Holdings Inc.	United States	16,258	30,476,922

			350,597,598

Consumer Staples 3.9%
Constellation Brands Inc., A	United States	243,478	48,508,122
Lamb Weston Holdings Inc.	United States	585,690	45,777,530
[a] Monster Beverage Corp.	United States	704,493	37,232,455
[a] Nomad Foods Ltd.	United Kingdom	848,960	16,215,136

			147,733,243

Energy 1.0%
Diamondback Energy Inc.	United States	328,246	36,881,721

Financials 6.7%
[a] Athene Holding Ltd., A	United States	344,551	15,752,872
The Charles Schwab Corp.	United States	1,199,717	55,474,914
Intercontinental Exchange Inc.	United States	526,269	40,543,764
MarketAxess Holdings Inc.	United States	115,487	24,214,159
MSCI Inc.	United States	261,375	39,305,572
S&P Global Inc.	United States	206,927	37,726,931
[a] SVB Financial Group	United States	161,783	38,379,781

			251,397,993

Health Care 14.2%
[a] ABIOMED Inc.	United States	125,198	42,717,558
[a] Celgene Corp.	United States	241,835	17,315,386
[a] Centene Corp.	United States	273,841	35,686,959
[a] Edwards Lifesciences Corp.	United States	327,286	48,307,413
[a] Elanco Animal Health Inc.	United States	303,435	9,248,699
[a,b] Guardant Health Inc.	United States	65,800	2,202,984
[a] Heron Therapeutics Inc.	United States	1,043,980	28,980,885
[a] IDEXX Laboratories Inc.	United States	43,192	9,161,887
[a] Illumina Inc.	United States	107,267	33,376,127
[a] Intuitive Surgical Inc.	United States	73,172	38,135,783
Medtronic PLC	United States	295,141	26,509,565
[a] Nevro Corp.	United States	486,365	23,715,157
[a] PTC Therapeutics Inc.	United States	600,031	23,113,194
[a] Sage Therapeutics Inc.	United States	198,926	25,597,798
UnitedHealth Group Inc.	United States	397,500	103,886,625
[a] Veeva Systems Inc.	United States	216,347	19,763,298
West Pharmaceutical Services Inc.	United States	447,854	47,436,696

			535,156,014

franklintempleton.com	Semiannual Report	33

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Industrials 10.9%
Allegiant Travel Co.	United States	45,773	$5,224,530
The Boeing Co.	United States	118,585	42,081,073
[a] CoStar Group Inc.	United States	188,656	68,184,052
Honeywell International Inc.	United States	230,925	33,442,559
[a] IHS Markit Ltd.	United States	687,516	36,115,215
Raytheon Co.	United States	386,564	67,664,163
[a] Resideo Technologies Inc.	United States	38,487	810,151
Rockwell Automation Inc.	United States	167,009	27,511,393
Roper Technologies Inc.	United States	134,892	38,160,947
Stanley Black & Decker Inc.	United States	178,377	20,784,488
[a] Univar Inc.	United States	744,134	18,320,579
[a] Verisk Analytics Inc.	United States	439,698	52,693,408

			410,992,558

Information Technology 37.9%
[a] 2U Inc.	United States	626,932	39,440,292
[a] Adobe Inc.	United States	303,216	74,518,364
[a] Adyen NV	Netherlands	7,000	4,526,396
Amphenol Corp., A	United States	104,868	9,385,686
Analog Devices Inc.	United States	302,239	25,300,427
Apple Inc.	United States	1,027,152	224,802,487
[a] Autodesk Inc.	United States	277,091	35,814,012
[a] Elastic NV	United States	47,200	3,209,600
[a] Fiserv Inc.	United States	383,466	30,408,854
[a] Guidewire Software Inc.	United States	99,276	8,832,586
[a] InterXion Holding NV	Netherlands	648,898	38,200,625
[a,c,d] LegalZoom.com Inc.	United States	418,321	17,536,016
Mastercard Inc., A	United States	946,211	187,037,528
Microsoft Corp.	United States	1,654,321	176,698,026
Monolithic Power Systems	United States	297,294	35,116,367
NVIDIA Corp.	United States	248,919	52,479,593
[a] PayPal Holdings Inc.	United States	369,633	31,119,402
[a] Pluralsight Inc., A	United States	84,500	1,893,645
[a] PTC Inc.	United States	152,616	12,577,085
[a] Salesforce.com Inc.	United States	421,929	57,905,536
[a] ServiceNow Inc.	United States	466,159	84,393,425
[a] StoneCo. Ltd.	Brazil	71,500	2,051,335
[a] Twilio Inc., A	United States	281,430	21,169,165
[a] Tyler Technologies Inc.	United States	174,879	37,014,889
Visa Inc., A	United States	1,086,520	149,776,782
Xilinx Inc.	United States	409,838	34,987,870
[a] Zendesk Inc.	United States	587,963	32,320,326

			1,428,516,319

Materials 0.9%
[a] Axalta Coating Systems Ltd.	United States	402,526	9,934,342
[a] Ingevity Corp.	United States	254,671	23,195,434

			33,129,776

34	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Real Estate 3.6%
American Tower Corp.	United States	182,028	$28,361,783
Equinix Inc.	United States	56,910	21,554,093
[a] SBA Communications Corp., A	United States	529,884	85,931,288

			135,847,164

Total Common Stocks (Cost $2,002,858,612)			3,660,237,092

Preferred Stocks 1.4%
Communication Services 0.2%
[a,c,d] Tanium Inc., pfd., G	United States	805,800	6,373,855

Consumer Discretionary 0.9%
[a,c,d] ClearMotion Inc., pfd., C	United States	2,610,594	6,150,418
[a,c,d] Proterra Inc., pfd., 5, 144A	United States	2,362,202	18,559,431
[a,c,d] Proterra Inc., pfd., 6, 144A	United States	596,775	4,688,763
[a,c,d] Proterra Inc., pfd., 7	United States	780,667	6,133,572

			35,532,184

Industrials 0.3%
[a,c,d,e] Optoro Inc., pfd., E	United States	509,182	10,020,702

Total Preferred Stocks (Cost $39,818,563)			51,926,741

Total Investments before Short Term Investments (Cost $2,042,677,175)			3,712,163,833

Short Term Investments 2.1%

Money Market Funds (Cost $77,027,803) 2.0%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	77,027,803	77,027,803

[h] Investments from Cash Collateral Received for Loaned Securities (Cost $2,175,000) 0.1%
Money Market Funds 0.1%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	2,175,000	2,175,000

Total Investments (Cost $2,121,879,978) 100.6%			3,791,366,636
Other Assets, less Liabilities (0.6)%			(22,725,205)

Net Assets 100.0%			$3,768,641,431

See Abbreviations on page 83.

aNon-income producing.

bA portion or all of the security is on loan at October 31, 2018. See Note 1(c).

cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

dSee Note 7 regarding restricted securities.

eSee Note 8 regarding holdings of 5% voting securities.

fSee Note 3(f) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

hSee Note 1(c) regarding securities on loan.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Select U.S. Equity Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$16.32	$15.20	$13.12	$15.29	$13.38	$10.63

Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.04)	(0.01)	0.07 [c]	(0.01)	0.03
Net realized and unrealized gains (losses)	0.04	1.16	2.09	(1.83)	2.23	2.92

Total from investment operations	0.01	1.12	2.08	(1.76)	2.22	2.95

Less distributions from:
Net investment income	—	—	—	(0.06)	—	(0.07)
Net realized gains	—	—	—	(0.35)	(0.31)	(0.13)

Total distributions	—	—	—	(0.41)	(0.31)	(0.20)

Net asset value, end of period	$16.33	$16.32	$15.20	$13.12	$15.29	$13.38

Total return[d]	0.06%	7.37%	15.85%	(11.70)%	16.84%	28.00%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.48%	1.54%	1.47%	1.46%	1.54%	1.73%
Expenses net of waiver and payments by affiliates	1.23%[f]	1.25%[f]	1.24%[f]	1.25%	1.28%	1.22%
Net investment income (loss)	(0.33)%	(0.25)%	(0.04)%	0.48%[c]	(0.07)%	0.23%

Supplemental data
Net assets, end of period (000’s)	$68,151	$65,565	$77,733	$100,483	$92,612	$40,372
Portfolio turnover rate	0.17%	93.43%	17.45%	35.56%	25.55%	43.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.02%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Select U.S. Equity Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018		2017		2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$15.42	$14.46		$12.58		$14.73	$12.98	$10.36

Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)	(0.15)		(0.10)		(0.04)[c]	(0.11)	(0.06)
Net realized and unrealized gains (losses)	0.04	1.11		1.98		(1.76)	2.17	2.84

Total from investment operations	(0.05)	0.96		1.88		(1.80)	2.06	2.78

Less distributions from:

Net investment income.	—	—		—		—	—	(0.03)

Net realized gains	—	—		—		(0.35)	(0.31)	(0.13)

Total distributions	—	—		—		(0.35)	(0.31)	(0.16)

Net asset value, end of period	$15.37	$15.42		$14.46		$12.58	$14.73	$12.98

Total return[d]	(0.32)%	6.64%		14.94%		(12.31)%	16.12%	26.99%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.23%	2.29%		2.21%		2.20%	2.24%	2.43%

Expenses net of waiver and payments by affiliates	1.98% [f]	2.00%	[f]	1.98%	[f]	1.99%	1.98%	1.92%

Net investment income (loss)	(1.08)%	(1.00)%		(0.78)%		(0.26)% [c]	(0.77)%	(0.47)%

Supplemental data

Net assets, end of period (000’s)	$14,806	$18,103		$20,341		$25,119	$18,758	$6,666

Portfolio turnover rate	0.17%	93.43%		17.45%		35.56%	25.55%	43.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.72)%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Select U.S. Equity Fund (continued)

	Six Months Ended October 31, 2018	Year Ended April 30,
	(unaudited)	2018		2017		2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.08	$15.01		$12.98		$15.15	$13.28	$10.56
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.06)		(0.03)		0.03 [c]	(0.04)	0.01
Net realized and unrealized gains (losses)	0.04	1.13		2.06		(1.81)	2.22	2.90

Total from investment operations	(0.01)	1.07		2.03		(1.78)	2.18	2.91

Less distributions from:
Net investment income	—	—		—		(0.04)	—	(0.06)
Net realized gains	—	—		—		(0.35)	(0.31)	(0.13)

Total distributions	—	—		—		(0.39)	(0.31)	(0.19)

Net asset value, end of period	$16.07	$16.08		$15.01		$12.98	$15.15	$13.28

Total return[d]	(0.06)%	7.13%		15.64%		(11.91)%	16.66%	27.70%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.77%	1.70%		1.64%		1.69%	1.74%	1.93%
Expenses net of waiver and payments by affiliates	1.52% [f]	1.41%	[f]	1.41%	[f]	1.48%	1.48%	1.42%
Net investment income (loss)	(0.62)%	(0.41)%		(0.21)%		0.25% [c]	(0.27)%	0.03%

Supplemental data
Net assets, end of period (000’s)	$135	$137		$166		$273	$169	$124
Portfolio turnover rate	0.17%	93.43%		17.45%		35.56%	25.55%	43.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.21)%.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Select U.S. Equity Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018		2017		2016	2015	2014[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.64		$15.44		$13.27		$15.46	$13.49	$10.54

Income from investment operations[b]:
Net investment income[c]	—	[d]	0.11		0.05		0.12 [e]	0.05	0.07
Net realized and unrealized gains (losses)	0.04		1.09		2.12		(1.85)	2.27	3.11

Total from investment operations	0.04		1.20		2.17		(1.73)	2.32	3.18

Less distributions from:
Net investment income	—		—		—		(0.11)	(0.04)	(0.10)
Net realized gains	—		—		—		(0.35)	(0.31)	(0.13)

Total distributions	—		—		—		(0.46)	(0.35)	(0.23)

Net asset value, end of period	$16.68		$16.64		$15.44		$13.27	$15.46	$13.49

Total return[f]	0.24%		7.77%		16.35%		(11.32)%	17.45%	30.43%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates	1.17%		1.12%		1.06%		1.04%	1.09%	2.28%

Expenses net of waiver and payments by affiliates	0.85%	[h]	0.84%	[h]	0.84%	[h]	0.85%	0.83%	0.77%

Net investment income	0.05%		0.16%		0.36%		0.88% [e]	0.38%	0.68%

Supplemental data

Net assets, end of period (000’s)	$892		$939		$20,401		$33,640	$25,739	$14

Portfolio turnover rate	0.17%		93.43%		17.45%		35.56%	25.55%	43.30%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.

fTotal return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Select U.S. Equity Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018		2017		2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$16.57		$15.39		$13.25		$15.44	$13.48	$10.70

Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)		—	[c]	0.03		0.10 [d]	0.04	0.07
Net realized and unrealized gains (losses)	0.04		1.18		2.11		(1.85)	2.25	2.93

Total from investment operations	0.03		1.18		2.14		(1.75)	2.29	3.00

Less distributions from:
Net investment income	—		—		—		(0.09)	(0.02)	(0.09)
Net realized gains	—		—		—		(0.35)	(0.31)	(0.13)

Total distributions	—		—		—		(0.44)	(0.33)	(0.22)

Net asset value, end of period	$16.60		$16.57		$15.39		$13.25	$15.44	$13.48

Total return[e]	0.18%		7.67%		16.15%		(11.45)%	17.25%	28.27%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.23%		1.29%		1.22%		1.20%	1.24%	1.43%

Expenses net of waiver and payments by affiliates	0.98%	[g]	1.00%	[g]	0.99%	[g]	0.99%	0.98%	0.92%

Net investment income (loss)	(0.08)%		—%	[h]	0.21%		0.74% [d]	0.23%	0.53%

Supplemental data

Net assets, end of period (000’s)	$11,694		$10,450		$13,077		$10,736	$9,914	$6,990

Portfolio turnover rate	0.17%		93.43%		17.45%		35.56%	25.55%	43.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dNet investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.28%.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hRounds to less than 0.01%.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Select U.S. Equity Fund

	Country	Shares	Value
Common Stocks 95.2%
Communication Services 6.9%
[a] Alphabet Inc., A	United States	2,800	$3,053,624
[a] Electronic Arts Inc.	United States	15,000	1,364,700
The Walt Disney Co.	United States	18,900	2,170,287

			6,588,611

Consumer Discretionary 9.7%
[a] Alibaba Group Holding Ltd., ADR	China	13,500	1,920,780
[a] Amazon.com Inc.	United States	2,600	4,154,826
Aptiv PLC	United States	15,500	1,190,400
NIKE Inc., B	United States	27,000	2,026,080

			9,292,086

Consumer Staples 6.3%
Constellation Brands Inc., A	United States	8,000	1,593,840
Estee Lauder Cos. Inc., A	United States	9,400	1,291,936
Lamb Weston Holdings Inc.	United States	23,000	1,797,680
[a] Monster Beverage Corp.	United States	25,320	1,338,162

			6,021,618

Energy 3.0%
Cabot Oil & Gas Corp., A	United States	61,140	1,481,422
[a] Concho Resources Inc.	United States	9,700	1,349,173

			2,830,595

Financials 8.9%
BlackRock Inc.	United States	5,200	2,139,384
The Charles Schwab Corp.	United States	53,500	2,473,840
Intercontinental Exchange Inc.	United States	26,800	2,064,672
S&P Global Inc.	United States	9,900	1,804,968

			8,482,864

Health Care 15.1%
[a] ABIOMED Inc.	United States	4,500	1,535,400
AstraZeneca PLC, ADR	United Kingdom	53,400	2,070,852
[a] Illumina Inc.	United States	5,700	1,773,555
[a] Mettler-Toledo International Inc.	United States	3,100	1,695,142
Stryker Corp.	United States	11,200	1,816,864
Teleflex Inc.	United States	6,950	1,673,143
UnitedHealth Group Inc.	United States	9,700	2,535,095
[a] Waters Corp.	United States	7,300	1,384,737

			14,484,788

Industrials 13.4%
3M Co.	United States	10,000	1,902,600
BWX Technologies Inc.	United States	22,000	1,286,120
FedEx Corp.	United States	7,400	1,630,516
Fortive Corp.	United States	29,600	2,197,800
Raytheon Co.	United States	12,000	2,100,480
Republic Services Inc.	United States	21,200	1,540,816
[a] Verisk Analytics Inc.	United States	18,140	2,173,898

			12,832,230

Information Technology 24.6%
[a] Adyen NV	Netherlands	400	258,651
Amphenol Corp., A	United States	16,700	1,494,650
Analog Devices Inc.	United States	31,150	2,607,566

franklintempleton.com	Semiannual Report	41

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Select U.S. Equity Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Apple Inc.	United States	10,500	$2,298,030
Applied Materials Inc.	United States	34,020	1,118,578
Cognex Corp.	United States	28,800	1,233,792
[a] InterXion Holding NV	Netherlands	30,900	1,819,083
Mastercard Inc., A	United States	13,500	2,668,545
Microsoft Corp.	United States	31,400	3,353,834
NVIDIA Corp.	United States	6,000	1,264,980
[a] Salesforce.com Inc.	United States	15,000	2,058,600
[a] ServiceNow Inc.	United States	11,300	2,045,752
[a] Tyler Technologies Inc.	United States	6,200	1,312,292

			23,534,353

Materials 3.1%
Albemarle Corp.	United States	10,300	1,021,966
Ecolab Inc.	United States	13,000	1,990,950

			3,012,916

Real Estate 1.8%
[a] SBA Communications Corp., A	United States	10,600	1,719,002

Utilities 2.4%
NextEra Energy Inc.	United States	13,500	2,328,750

Total Common Stocks (Cost $83,979,935)			91,127,813

Short Term Investments (Cost $4,662,257) 4.9%

Money Market Funds 4.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	4,662,257	4,662,257

Total Investments (Cost $88,642,192) 100.1%			95,790,070
Other Assets, less Liabilities (0.1)%			(112,281)

Net Assets 100.0%			$95,677,789

aNon-income producing.

bSee Note 3(f) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Small Cap Growth Fund

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017		2016	2015	2014

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.01		$19.60	$16.37		$18.83	$18.20	$14.26

Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)		(0.13)	(0.11)		(0.08)	(0.12)	(0.15)
Net realized and unrealized gains (losses)	0.80		3.96	3.34		(2.03)	1.57	4.75

Total from investment operations	0.71		3.83	3.23		(2.11)	1.45	4.60

Less distributions from net realized gains	—		(0.42)	—		(0.35)	(0.82)	(0.66)

Net asset value, end of period	$23.72		$23.01	$19.60		$16.37	$18.83	$18.20

Total return[c]	3.09%		19.71%	19.73%		(11.28)%	8.34%	32.40%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.07%		1.11%	1.10%		1.13%	1.16%	1.20%

Expenses net of waiver and payments by affiliates	1.05%	[e]	1.10% [e]	1.08%	[e]	1.11% [e]	1.16% [f]	1.20% [f]

Net investment income (loss)	(0.73)%		(0.61)%	(0.61)%		(0.44)%	(0.66)%	(0.85)%

Supplemental data

Net assets, end of period (000’s)	$677,410		$665,251	$719,752		$792,072	$1,164,218	$851,317

Portfolio turnover rate	24.92%		29.82%	29.93%		43.99%	30.15%	40.35%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017		2016	2015	2014

Class C

Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$19.41		$16.71	$14.07		$16.36	$16.03	$12.70

Income from investment operations[a]:
Net investment income (loss)[b]	(0.16)		(0.25)	(0.21)		(0.18)	(0.22)	(0.24)
Net realized and unrealized gains (losses)	0.68		3.37	2.85		(1.76)	1.37	4.23

Total from investment operations	0.52		3.12	2.64		(1.94)	1.15	3.99

Less distributions from net realized gains	—		(0.42)	—		(0.35)	(0.82)	(0.66)

Net asset value, end of period	$19.93		$19.41	$16.71		$14.07	$16.36	$16.03

Total return[c]	2.68%		18.79%	18.76%		(11.95)%	7.58%	31.57%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.82%		1.86%	1.85%		1.88%	1.87%	1.90%

Expenses net of waiver and payments by affiliates	1.80%	[e]	1.85% [e]	1.83%	[e]	1.86% [e]	1.87% [f]	1.90% [f]

Net investment income (loss)	(1.48)%		(1.36)%	(1.36)%		(1.19)%	(1.37)%	(1.55)%

Supplemental data

Net assets, end of period (000’s)	$92,179		$132,116	$142,539		$157,175	$225,105	$187,271

Portfolio turnover rate	24.92%		29.82%	29.93%		43.99%	30.15%	40.35%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)
			Year Ended April 30,
			2018	2017		2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$21.93		$18.74	$15.70		$18.11	$17.57	$13.81

Income from investment operations[a]:
Net investment income (loss)[b]	(0.12)		(0.17)	(0.15)		(0.12)	(0.16)	(0.18)
Net realized and unrealized gains (losses)	0.77		3.78	3.19		(1.94)	1.52	4.60

Total from investment operations	0.65		3.61	3.04		(2.06)	1.36	4.42

Less distributions from net realized gains	—		(0.42)	—		(0.35)	(0.82)	(0.66)

Net asset value, end of period	$22.58		$21.93	$18.74		$15.70	$18.11	$17.57

Total return[c]	2.96%		19.37%	19.36%		(11.46)%	8.12%	32.15%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.32%		1.36%	1.35%		1.38%	1.37%	1.40%

Expenses net of waiver and payments by affiliates	1.30%	[e]	1.35% [e]	1.33%	[e]	1.36% [e]	1.37% [f]	1.40% [f]

Net investment income (loss)	(0.98)%		(0.86)%	(0.86)%		(0.69)%	(0.87)%	(1.05)%

Supplemental data

Net assets, end of period (000’s)	$71,956		$71,398	$79,995		$79,929	$92,455	$51,190

Portfolio turnover rate	24.92%		29.82%	29.93%		43.99%	30.15%	40.35%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)
			Year Ended April 30,
			2018	2017		2016	2015	2014[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.88		$21.06	$17.52		$20.02	$19.21	$14.64

Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)		(0.03)	(0.03)		0.01	(0.03)	(0.06)
Net realized and unrealized gains (losses)	0.86		4.27	3.57		(2.16)	1.66	5.29

Total from investment operations	0.82		4.24	3.54		(2.15)	1.63	5.23

Less distributions from net realized gains	—		(0.42)	—		(0.35)	(0.82)	(0.66)

Net asset value, end of period	$25.70		$24.88	$21.06		$17.52	$20.02	$19.21

Total return[d]	3.30%		20.23%	20.21%		(10.81)%	8.91%	35.80%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.67%		0.65%	0.63%		0.63%	0.66%	0.72%

Expenses net of waiver and payments by affiliates	0.63%	[f]	0.63% [f]	0.61%	[f]	0.61% [f]	0.66% [g]	0.72% [g]

Net investment income (loss)	(0.31)%		(0.14)%	(0.14)%		0.06%	(0.16)%	(0.37)%

Supplemental data

Net assets, end of period (000’s)	$949,815		$935,509	$858,972		$846,724	$844,293	$87,777

Portfolio turnover rate	24.92%		29.82%	29.93%		43.99%	30.15%	40.35%
aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)
			Year Ended April 30,
			2018	2017		2016	2015	2014

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.61		$20.88	$17.41		$19.94	$19.17	$14.94

Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)		(0.08)	(0.07)		(0.04)	(0.07)	(0.11)
Net realized and unrealized gains (losses)	0.86		4.23	3.54		(2.14)	1.66	5.00

Total from investment operations	0.79		4.15	3.47		(2.18)	1.59	4.89

Less distributions from net realized gains.	—		(0.42)	—		(0.35)	(0.82)	(0.66)

Net asset value, end of period	$25.40		$24.61	$20.88		$17.41	$19.94	$19.17

Total return[c]	3.21%		19.97%	19.93%		(11.06)%	8.65%	32.87%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.82%		0.86%	0.85%		0.88%	0.87%	0.90%

Expenses net of waiver and payments by affiliates	0.80%	[e]	0.85% [e]	0.83%	[e]	0.86% [e]	0.87% [f]	0.90% [f]

Net investment income (loss)	(0.48)%		(0.36)%	(0.36)%		(0.19)%	(0.37)%	(0.55)%

Supplemental data

Net assets, end of period (000’s)	$716,229		$713,135	$805,661		$850,975	$1,077,822	$427,406

Portfolio turnover rate	24.92%		29.82%	29.93%		43.99%	30.15%	40.35%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Small Cap Growth Fund

	Shares	Value
Common Stocks 96.1%
Communication Services 2.0%
[a] Eventbrite Inc., A	229,200	$6,486,360
[a] IMAX Corp.	964,800	18,678,528
[a] Yelp Inc.	611,400	26,180,148
		51,345,036
Consumer Discretionary 13.4%
[a] At Home Group Inc.	794,200	21,713,428
[a] Boot Barn Holdings Inc.	1,060,435	26,171,536
Dave & Buster’s Entertainment Inc.	391,500	23,313,824
[a,b,c] DraftKings Inc.	9,905,685	22,601,167
[a,d] Duluth Holdings Inc.	1,052,942	32,356,908
[a] Five Below Inc.	188,300	21,432,306
[a] Grand Canyon Education Inc.	283,300	35,327,510
[a] Laureate Education Inc., A	69,355	1,032,696
Lithia Motors Inc.	271,100	24,149,588
[a] M/I Homes Inc.	1,160,776	28,055,956
[a,d] RH	221,000	25,571,910
[a,e] Sportsman’s Warehouse Holdings Inc.	3,588,200	18,048,646
Steven Madden Ltd.	661,150	20,674,160
Tenneco Inc., A	359,000	12,360,370
Wingstop Inc.	383,329	24,004,062
		336,814,067
Consumer Staples 1.7%
[a] Hostess Brands Inc., A	1,485,500	15,449,200
[a] The Simply Good Foods Co.	754,600	14,307,216
[a] Smart & Final Stores Inc.	2,454,324	12,394,336
		42,150,752
Energy 2.7%
[a] Callon Petroleum Co.	2,567,400	25,596,978
[d] Liberty Oilfield Services Inc., A	1,376,500	26,125,970
[a] Ring Energy Inc.	2,435,600	17,365,828
		69,088,776
Financials 8.3%
Chemical Financial Corp.	542,923	25,441,372
Evercore Inc.	207,200	16,926,168
[a] FGL Holdings., A	1,464,200	11,567,180
[a] Focus Financial Partners Inc.	75,700	2,891,740
Houlihan Lokey Inc.	475,200	19,568,736
LegacyTexas Financial Group Inc.	633,100	24,393,343
MB Financial Inc.	548,300	24,339,037
[a] Metropolitan Bank Holding Corp.	318,661	11,745,845
Pinnacle Financial Partners Inc.	534,404	27,949,329
[a] PRA Group Inc.	506,500	15,620,460
[a] Western Alliance Bancorp	570,300	27,511,272
		207,954,482
Health Care 22.3%
[a] Aclaris Therapeutics Inc.	1,259,049	14,970,093
[a] Allogene Therapeutics Inc.	360,700	8,660,407
[a] American Renal Associates Holdings Inc.	1,087,100	20,970,159
[a] Amicus Therapeutics Inc.	1,198,900	13,403,702

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a,e] Aratana Therapeutics Inc.	2,466,919	$14,653,499
[a] Argenx SE, ADR (Netherlands)	125,200	10,017,252
[a] Array BioPharma Inc.	1,507,500	24,421,500
[a] Ascendis Pharma AS, ADR (Denmark)	138,900	8,929,881
[a] Collegium Pharmaceutical Inc.	698,800	11,215,740
[a] DexCom Inc.	122,400	16,251,048
[a] Dynavax Technologies Corp.	1,116,300	11,040,207
[a,d] Foamix Pharmaceuticals Ltd. (Israel)	586,080	2,549,448
[a] G1 Therapeutics Inc.	148,800	5,953,488
[a] Global Blood Therapeutics Inc.	283,800	9,958,542
[a] HealthEquity Inc.	159,716	14,661,929
[a] Heron Therapeutics Inc.	944,388	26,216,211
[a] Inspire Medical Systems Inc.	218,304	8,749,624
[a] Integer Holdings Corp.	466,900	34,770,043
[a] Iovance Biotherapeutics Inc.	1,909,200	17,335,536
[a] iRhythm Technologies Inc.	391,097	30,216,154
[a] Karyopharm Therapeutics Inc.	547,757	5,773,359
[a] Loxo Oncology Inc.	69,658	10,633,990
[a] Neogen Corp.	285,666	17,345,639
[a] NeoGenomics Inc.	1,323,000	24,396,120
[a] Neos Therapeutics Inc.	646,938	2,024,916
[a] Neuronetics Inc.	292,300	7,447,804
[a] Nevro Corp.	628,600	30,650,536
[a] Odonate Therapeutics Inc.	383,200	5,556,400
[a] Penumbra Inc.	160,700	21,855,200
[a,e] Pfenex Inc.	1,787,331	7,095,704
[a] PTC Therapeutics Inc.	559,400	21,548,088
[a,d] RA Medical Systems Inc.	219,200	2,345,440
[a] Reata Pharmaceuticals Inc.	295,374	17,406,390
[a] Revance Therapeutics Inc.	871,492	18,972,381
[a] Sage Therapeutics Inc.	135,700	17,461,876
[a] TG Therapeutics Inc.	247,875	1,127,831
[a,d] TherapeuticsMD Inc.	2,797,900	13,681,731
[a] Tivity Health Inc.	818,378	28,160,387

		558,428,255

Industrials 17.8%
Allegiant Travel Co.	275,348	31,428,221
Altra Industrial Motion Corp.	677,600	21,866,152
[a] Astronics Corp.	467,019	13,618,274
[a] Astronics Corp., B	70,052	2,038,513
[a] Beacon Roofing Supply Inc.	830,000	23,165,300
Cubic Corp.	536,300	35,186,643
Granite Construction Inc.	657,243	30,049,150
Healthcare Services Group Inc.	712,500	28,920,375
Kennametal Inc.	924,700	32,780,615
[a,e] The KeyW Holding Corp.	3,430,282	26,859,108
Lindsay Corp.	64,721	6,188,622
[a] Mercury Systems Inc.	950,916	44,559,924
Mobile Mini Inc.	432,400	17,780,288
[a] SAIA Inc.	343,824	21,612,777
[a] Spirit Airlines Inc.	825,700	42,853,830
[a] Univar Inc.	1,397,732	34,412,162

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
US Ecology Inc.	490,765	$34,319,196

		447,639,150

Information Technology 25.5%
[a] 2U Inc.	839,472	52,811,184
[a] Alarm.com Holdings Inc.	407,824	18,140,012
[a] Alteryx Inc.	438,000	23,209,620
[a] Anaplan Inc.	25,200	579,600
[a] Elastic NV	127,534	8,672,312
[a] Envestnet Inc.	457,822	23,815,900
[a] GreenSky Inc., A	1,644,000	21,667,920
[a] Guidewire Software Inc.	204,900	18,229,953
[a] Hubspot Inc.	143,829	19,510,404
[a] Inphi Corp.	575,900	18,428,800
[a] InterXion Holding NV (Netherlands)	512,795	30,188,242
[a] Lattice Semiconductor Corp.	2,544,700	15,293,647
[a,b,c] LegalZoom.com Inc.	357,820	14,999,814
ManTech International Corp., A	515,000	29,499,200
Monolithic Power Systems	216,700	25,596,604
[a] Nanometrics Inc.	510,500	16,366,630
[a] Paylocity Holding Corp.	342,932	22,561,496
[a] Pluralsight Inc., A	1,127,000	25,256,070
[a] Pure Storage Inc., A	813,900	16,424,502
[a] Q2 Holdings Inc.	442,600	23,559,598
[a] RealPage Inc.	335,700	17,792,100
[a] Twilio Inc., A	434,302	32,668,196
[a] USA Technologies Inc.	646,500	3,749,700
Versum Materials Inc.	796,500	25,137,540
[a] ViaSat Inc.	492,183	31,381,588
[a] Viavi Solutions Inc.	1,470,000	16,949,100
[a] WEX Inc.	76,300	13,425,748
[a] Wix.com Ltd. (Israel)	263,500	25,651,725
[a] Zendesk Inc.	477,314	26,237,951
[a] Zscaler Inc.	582,000	21,120,780

		638,925,936

Materials 1.2%
[a] Ingevity Corp.	320,600	29,200,248

Real Estate 1.2%
Coresite Realty Corp.	315,700	29,631,602

Total Common Stocks (Cost $1,920,120,281)		2,411,178,304

Preferred Stocks 3.1%
Consumer Discretionary 1.4%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,787,047	14,040,534
[a,b,c] Proterra Inc., pfd., 6, 144A	1,310,834	10,299,006
[a,b,c] Proterra Inc., pfd., 7	536,367	4,214,147
[a,b,c] Tula Technology Inc., E	3,611,111	6,662,886

		35,216,573

Financials 0.6%
[a,b,c] Peloton Interactive Inc., pfd., F	1,038,769	15,000,011

50	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)

	Shares	Value
Preferred Stocks (continued)
Industrials 0.4%
[a,b,c,e] Optoro Inc., pfd., E	508,130	$9,999,999

Information Technology 0.7%
[a,b,c] Smule Inc., pfd., G, 144A	1,542,673	13,412,075
[a,b,c] Smule Inc., pfd., H, 144A	352,675	3,245,645

		16,657,720

Total Preferred Stocks (Cost $65,362,396)		76,874,303

Total Investments before Short Term Investments (Cost $1,985,482,677)		2,488,052,607

Short Term Investments 3.2%

Money Market Funds (Cost $11,371,636) 0.5%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	11,371,636	11,371,636

[h] Investments from Cash Collateral Received for Loaned Securities (Cost $67,585,075) 2.7%
Money Market Funds 2.7%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	67,585,075	67,585,075

Total Investments (Cost $2,064,439,388) 102.4%		2,567,009,318
Other Assets, less Liabilities (2.4)%		(59,421,137)

Net Assets 100.0%		$2,507,588,181

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSee Note 7 regarding restricted securities.

dA portion or all of the security is on loan at October 31, 2018. See Note 1(c).

eSee Note 8 regarding holdings of 5% voting securities.

fSee Note 3(f) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

hSee Note 1(c) regarding securities on loan.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Small-Mid Cap Growth Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$36.07	$34.35	$31.84	$38.38	$40.42	$38.01

Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.15)	(0.11)	(0.03)[c]	(0.14)	(0.20)
Net realized and unrealized gains (losses)	0.12	4.97	4.73	(3.37)	5.71	8.39

Total from investment operations	0.07	4.82	4.62	(3.40)	5.57	8.19

Less distributions from net realized gains	—	(3.10)	(2.11)	(3.14)	(7.61)	(5.78)

Net asset value, end of period	$36.14	$36.07	$34.35	$31.84	$38.38	$40.42

Total return[d]	0.19%	14.28%	15.01%	(9.02)%	15.78%	21.99%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.87%	1.02%	0.95%	0.96%	0.94%	0.96%

Expenses net of waiver and payments by affiliates	0.86%[f]	1.00%[f]	0.94% [f]	0.95% [f]	0.94% [g]	0.96% [f,g]

Net investment income (loss)	(0.26)%	(0.41)%	(0.34)%	(0.08)% [c]	(0.35)%	(0.48)%

Supplemental data

Net assets, end of period (000’s)	$2,403,214	$2,262,471	$2,303,113	$2,231,822	$2,535,853	$2,371,448

Portfolio turnover rate	28.30%	38.35%	35.46%	38.72%	47.98%	40.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$25.84	$25.59	$24.40	$30.43	$33.78	$32.80

Income from investment operations[a]:
Net investment income (loss)[b]	(0.14)	(0.31)	(0.27)	(0.23)[c]	(0.36)	(0.43)
Net realized and unrealized gains (losses)	0.09	3.66	3.57	(2.66)	4.62	7.19

Total from investment operations	(0.05)	3.35	3.30	(2.89)	4.26	6.76

Less distributions from net realized gains	—	(3.10)	(2.11)	(3.14)	(7.61)	(5.78)

Net asset value, end of period	$25.79	$25.84	$25.59	$24.40	$30.43	$33.78

Total return[d]	(0.19)%	13.39%	14.15%	(9.72)%	14.96%	21.04%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.62%	1.77%	1.70%	1.71%	1.69%	1.71%

Expenses net of waiver and payments by affiliates	1.61% [f]	1.75% [f]	1.69% [f]	1.70% [f]	1.69% [g]	1.71% [f,g]

Net investment income (loss)	(1.01)%	(1.16)%	(1.09)%	(0.83)% [c]	(1.10)%	(1.23)%

Supplemental data

Net assets, end of period (000’s)	$165,090	$334,769	$371,262	$377,024	$448,722	$404,923

Portfolio turnover rate	28.30%	38.35%	35.46%	38.72%	47.98%	40.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.13)%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$33.15		$31.87	$29.75	$36.18	$38.61	$36.61

Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)		(0.22)	(0.18)	(0.11)[c]	(0.23)	(0.29)
Net realized and unrealized gains (losses)	0.11		4.60	4.41	(3.18)	5.41	8.07

Total from investment operations	0.02		4.38	4.23	(3.29)	5.18	7.78

Less distributions from net realized gains	—		(3.10)	(2.11)	(3.14)	(7.61)	(5.78)

Net asset value, end of period	$33.17		$33.15	$31.87	$29.75	$36.18	$38.61

Total return[d]	0.06%		14.00%	14.70%	(9.24)%	15.52%	21.66%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.11%		1.26%	1.19%	1.21%	1.19%	1.21%

Expenses net of waiver and payments by affiliates	1.10%	[f]	1.24% [f]	1.18% [f]	1.20% [f]	1.19% [g]	1.21% [f,g]

Net investment income (loss)	(0.50)%		(0.65)%	(0.58)%	(0.33)% [c]	(0.60)%	(0.73)%

Supplemental data

Net assets, end of period (000’s)	$69,131		$70,692	$81,864	$86,989	$96,593	$85,921

Portfolio turnover rate	28.30%		38.35%	35.46%	38.72%	47.98%	40.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.63)%.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018		2017		2016	2015		2014[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$39.91		$37.51		$34.43		$41.04	$42.53		$38.96

Income from investment operations[b]:
Net investment income[c]	0.03		0.05		0.05		0.15[d]	0.05		0.01
Net realized and unrealized gains (losses)	0.12		5.45		5.14		(3.62)	6.07		9.34

Total from investment operations	0.15		5.50		5.19		(3.47)	6.12		9.35

Less distributions from net realized gains	—		(3.10)		(2.11)		(3.14)	(7.61)		(5.78)

Net asset value, end of period	$40.06		$39.91		$37.51		$34.43	$41.04		$42.53

Total return[e]	0.38%		14.90%		15.51%		(8.54)%	16.32%		24.43%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.51%		0.50%		0.48%		0.48%	0.48%		0.47%

Expenses net of waiver and payments by affiliates	0.48%	[g]	0.47%	[g]	0.47%	[g]	0.47% [g]	0.48%	[h]	0.47%	[g,h]

Net investment income	0.12%		0.12%		0.13%		0.40% [d]	0.11%		0.01%

Supplemental data

Net assets, end of period (000’s)	$263,604		$275,835		$222,577		$242,237	$206,548		$157,153

Portfolio turnover rate	28.30%		38.35%		35.46%		38.72%	47.98%		40.82%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.10%.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)		Year Ended April 30,
			2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$39.33		$37.11	$34.15	$40.83	$42.44	$39.56

Income from investment operations[a]:
Net investment income (loss)[b]	(—)[c]		(0.06)	(0.03)	0.06[d]	(0.04)	(0.10)
Net realized and unrealized gains (losses)	0.13		5.38	5.10	(3.60)	6.04	8.76

Total from investment operations	0.13		5.32	5.07	(3.54)	6.00	8.66

Less distributions from net realized gains	—		(3.10)	(2.11)	(3.14)	(7.61)	(5.78)

Net asset value, end of period	$39.46		$39.33	$37.11	$34.15	$40.83	$42.44

Total return[e]	0.33%		14.57%	15.28%	(8.79)%	16.09%	22.30%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.62%		0.77%	0.70%	0.71%	0.69%	0.71%

Expenses net of waiver and payments by affiliates	0.61%	[g]	0.75% [g]	0.69% [g]	0.70% [g]	0.69% [h]	0.71% [g,h]

Net investment income (loss)	(0.01)%		(0.16)%	(0.09)%	0.17% [d]	(0.10)%	(0.23)%

Supplemental data

Net assets, end of period (000’s)	$524,983		$520,842	$584,840	$551,176	$708,617	$650,426

Portfolio turnover rate	28.30%		38.35%	35.46%	38.72%	47.98%	40.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dNet investment income per share includes approximately $0.11 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.13)%.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Small-Mid Cap Growth Fund

	Shares	Value

Common Stocks 96.5%
Consumer Discretionary 15.4%
Aptiv PLC	463,000	$35,558,400
[a] Burlington Stores Inc.	263,000	45,101,870
[a] Dollar Tree Inc.	385,000	32,455,500
Domino’s Pizza Inc.	151,000	40,587,291
[a,b,c] DraftKings Inc.	7,974,537	18,194,991
Expedia Group Inc.	258,500	32,423,655
[a] Grand Canyon Education Inc.	359,000	44,767,300
[a] GrubHub Inc.	117,000	10,850,580
MGM Resorts International	668,000	17,822,240
[a] Norwegian Cruise Line Holdings Ltd.	335,800	14,798,706
[a] NVR Inc.	12,500	27,987,875
[a] O’Reilly Automotive Inc.	141,000	45,225,750
Ross Stores Inc.	602,000	59,598,000
Tapestry Inc.	375,000	15,866,250
Tractor Supply Co.	261,900	24,065,991
[a] Ulta Beauty Inc.	78,000	21,412,560
[a,d] Under Armour Inc., A	387,000	8,556,570
Vail Resorts Inc.	80,000	20,105,600
VF Corp.	160,000	13,260,800

		528,639,929

Consumer Staples 1.2%
Brown-Forman Corp., B	398,000	18,443,320
Lamb Weston Holdings Inc.	290,000	22,666,400

		41,109,720

Energy 1.6%
Cabot Oil & Gas Corp., A	806,010	19,529,622
[a] Concho Resources Inc.	177,700	24,716,293
Diamondback Energy Inc.	100,000	11,236,000

		55,481,915

Financials 7.9%
Arthur J. Gallagher & Co.	510,000	37,745,100
CBOE Global Markets Inc.	330,000	37,240,500
First Republic Bank.	215,000	19,562,850
[a] Focus Financial Partners Inc.	148,000	5,653,600
MarketAxess Holdings Inc.	195,000	40,885,650
Moody’s Corp.	263,000	38,261,240
MSCI Inc.	206,500	31,053,470
SEI Investments Co.	323,000	17,264,350
[a] SVB Financial Group	103,500	24,553,305
[a] Western Alliance Bancorp	335,000	16,160,400

		268,380,465

Health Care 14.4%
[a] ABIOMED Inc.	94,000	32,072,800
[a] Agios Pharmaceuticals Inc.	50,000	3,153,000
[a] Array BioPharma Inc.	130,000	2,106,000
[a] BioMarin Pharmaceutical Inc.	222,666	20,523,125
[a] Centene Corp.	296,000	38,574,720
[a] Cerner Corp.	328,502	18,816,595
[a] DexCom Inc.	170,414	22,625,867
[a] Edwards Lifesciences Corp.	490,000	72,324,000

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Elanco Animal Health Inc.	174,400	$5,315,712
[a,d] Guardant Health Inc.	72,300	2,420,604
[a] Heron Therapeutics Inc.	60,000	1,665,600
[a] IDEXX Laboratories Inc.	102,500	21,742,300
[a] Incyte Corp.	207,614	13,457,539
[a] Insulet Corp.	249,217	21,983,432
[a] iRhythm Technologies Inc.	181,450	14,018,827
[a] Jazz Pharmaceuticals PLC	133,000	21,123,060
[a] Mettler-Toledo International Inc.	74,500	40,738,090
[a] Neurocrine Biosciences Inc.	155,042	16,612,750
[a] Nevro Corp.	248,000	12,092,480
[a] Penumbra Inc.	161,647	21,983,992
[a] Revance Therapeutics Inc.	356,000	7,750,120
[a] Sage Therapeutics Inc.	42,000	5,404,560
[a] Sarepta Therapeutics Inc.	76,000	10,165,760
[a] Seattle Genetics Inc.	144,500	8,110,785
[a] Veeva Systems Inc.	119,500	10,916,325
[a] Waters Corp.	160,000	30,350,400
West Pharmaceutical Services Inc.	145,000	15,358,400

		491,406,843

Industrials 18.6%
BWX Technologies Inc.	421,000	24,611,660
[a] CoStar Group Inc.	134,000	48,430,280
Fortive Corp.	612,500	45,478,125
Harris Corp.	245,500	36,508,305
IDEX Corp.	263,500	33,417,070
[a] IHS Markit Ltd.	636,915	33,457,145
J.B. Hunt Transport Services Inc.	281,000	31,081,410
[a] Mercury Systems Inc.	409,000	19,165,740
Old Dominion Freight Line Inc.	198,000	25,823,160
Republic Services Inc.	476,000	34,595,680
Rockwell Automation Inc.	263,000	43,323,990
Roper Technologies Inc.	327,530	92,658,237
Stanley Black & Decker Inc.	247,000	28,780,440
Textron Inc.	329,800	17,687,174
TransUnion	225,000	14,793,750
[a] Univar Inc.	942,000	23,192,040
[a] Verisk Analytics Inc.	488,000	58,481,920
[a] WABCO Holdings Inc.	226,000	24,283,700

		635,769,826

Information Technology 32.4%
[a] 2U Inc.	853,000	53,662,230
[a] Advanced Micro Devices Inc.	750,000	13,657,500
[a] Adyen NV (Netherlands)	47,500	30,714,828
[a] Alarm.com Holdings Inc.	369,000	16,413,120
Amphenol Corp., A	540,000	48,330,000
[a] ANSYS Inc.	108,000	16,151,400
[a] Arista Networks Inc.	83,000	19,119,050
[a] Autodesk Inc.	377,000	48,727,250
[a] Black Knight Inc.	358,000	17,459,660
[a,d] Ceridian HCM Holding Inc.	251,000	9,530,470

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Cognex Corp.	661,000	$28,317,240
[a] Elastic NV	149,400	10,159,200
[a] EPAM Systems Inc.	142,000	16,964,740
[a] FleetCor Technologies Inc.	172,000	34,405,160
[a] GoDaddy Inc., A	887,800	64,960,326
[a] GreenSky Inc., A	437,100	5,760,978
[a] Guidewire Software Inc.	321,000	28,559,370
[a] Inphi Corp.	105,000	3,360,000
[a] InterXion Holding NV (Netherlands)	426,000	25,078,620
KLA-Tencor Corp.	364,000	33,320,560
Lam Research Corp.	223,000	31,605,790
Maxim Integrated Products Inc.	170,000	8,503,400
Microchip Technology Inc.	762,000	50,124,360
Monolithic Power Systems	225,000	26,577,000
[a] Pluralsight Inc., A	430,000	9,636,300
[a] PTC Inc.	233,000	19,201,530
[a] Q2 Holdings Inc.	231,000	12,296,130
[a] ServiceNow Inc.	391,000	70,786,640
[a] Shopify Inc., A (Canada)	70,000	9,670,500
[a] Silicon Laboratories Inc.	155,000	12,637,150
Skyworks Solutions Inc.	183,000	15,877,080
[a] Square Inc., A	652,000	47,889,400
[a] StoneCo. Ltd. (Brazil)	64,100	1,839,029
[a] Synopsys Inc.	268,000	23,994,040
Total System Services Inc.	227,500	20,736,625
[a] Trimble Inc.	463,000	17,306,940
[a] Twilio Inc., A	124,000	9,327,280
[a] ViaSat Inc.	449,050	28,631,428
[a] Wix.com Ltd. (Israel)	257,000	25,018,950
[a] Workday Inc., A	433,000	57,597,660
[a] Worldpay Inc., A	574,200	52,734,528
Xilinx Inc.	287,000	24,501,190
[a] Zscaler Inc.	268,000	9,725,720

		1,110,870,372

Materials 2.8%
Avery Dennison Corp.	252,000	22,861,440
Celanese Corp.	226,000	21,908,440
[a] Ingevity Corp.	276,780	25,209,122
Packaging Corp. of America	290,000	26,624,900

		96,603,902

Real Estate 2.2%
Coresite Realty Corp.	147,000	13,797,420
[a] SBA Communications Corp., A	383,000	62,111,110

		75,908,530

Total Common Stocks (Cost $2,438,031,570)		3,304,171,502

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)

	Shares	Value

Preferred Stocks (Cost $7,135,914) 0.3%
Consumer Discretionary 0.3%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,416,913	$11,132,452

Total Investments before Short Term Investments (Cost $2,445,167,484)		3,315,303,954

Short Term Investments 4.0%

Money Market Funds (Cost $128,140,053) 3.7%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	128,140,053	128,140,053

[g] Investments from Cash Collateral Received for Loaned Securities (Cost $9,970,826) 0.3%
Money Market Funds 0.3%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.83%	9,970,826	9,970,826

Total Investments (Cost $2,583,278,363) 100.8%.		3,453,414,833
Other Assets, less Liabilities (0.8)%		(27,392,854)

Net Assets 100.0%		$3,426,021,979

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSee Note 7 regarding restricted securities.

dA portion or all of the security is on loan at October 31, 2018. See Note 1(c).

eSee Note 3(f) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 1(c) regarding securities on loan.

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities

October 31, 2018 (unaudited)

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund

Assets:
+Investments in securities:
Cost - Unaffiliated issuers	$2,032,656,473	$83,979,935	$1,865,952,438	$2,445,167,484
Cost - Non-controlled affiliates (Note 3f and 8)	89,223,505	4,662,257	198,486,950	138,110,879

Value - Unaffiliated issuers	$3,702,143,131	$91,127,813	$2,411,395,651	$3,315,303,954
Value - Non-controlled affiliates (Note 3f and 8)	89,223,505	4,662,257	155,613,667	138,110,879
Receivables:
Investment securities sold	—	—	12,211,825	1,524,289
Capital shares sold	2,633,000	77,962	2,009,006	1,926,406
Dividends	639,793	13,785	230,046	201,916
Due from custodian	—	—	31,900	—
Other assets	1,139	—	763	1,061

Total assets	3,794,640,568	95,881,817	2,581,492,858	3,457,068,505

Liabilities:
Payables:
Investment securities purchased	16,993,027	—	603,924	6,534,770
Capital shares redeemed	2,943,134	76,469	3,271,028	10,332,020
Management fees	1,804,472	58,344	1,348,313	1,319,956
Distribution fees	850,957	28,613	275,264	761,129
Transfer agent fees	1,061,889	33,520	659,083	1,914,933
Funds advanced by custodian	820	—	—	—
Payable upon return of securities loaned	2,175,000	—	67,616,975	9,970,826
Accrued expenses and other liabilities	169,838	7,082	130,090	212,892

Total liabilities	25,999,137	204,028	73,904,677	31,046,526

Net assets, at value	$3,768,641,431	$95,677,789	$2,507,588,181	$3,426,021,979
Net assets consist of:
Paid-in capital	$1,711,781,419	$75,714,315	$1,556,926,509	$2,174,550,155
Total distributable earnings (loss)	2,056,860,012	19,963,474	950,661,672	1,251,471,824

Net assets, at value	$3,768,641,431	$95,677,789	$2,507,588,181	$3,426,021,979

+Includes securities loaned	$2,092,500	$—	$65,197,887	$10,012,326

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FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Class A:
Net assets, at value	$2,548,289,779	$68,150,589	$677,409,512	$2,403,213,831
Shares outstanding	65,420,487	4,174,106	28,559,757	66,499,476
Net asset value per share[a]	$38.95	$16.33	$23.72	$36.14
Maximum offering price per share (net asset value per share ÷ 94.50%)	$41.22	$17.28	$25.10	$38.24
Class C:
Net assets, at value	$ 238,946,253	$14,806,033	$ 92,178,958	$ 165,089,542
Shares outstanding	7,271,838	963,552	4,624,392	6,401,898
Net asset value and maximum offering price per share[a]	$32.86	$15.37	$19.93	$25.79
Class R:
Net assets, at value	$ 34,977,730	$ 134,689	$ 71,955,592	$ 69,131,244
Shares outstanding	939,144	8,382	3,187,335	2,084,205
Net asset value and maximum offering price per share	$37.24	$16.07	$22.58	$33.17
Class R6:
Net assets, at value	$ 372,618,874	$ 892,328	$949,815,102	$ 263,604,490
Shares outstanding	8,818,087	53,505	36,953,748	6,580,074
Net asset value and maximum offering price per share	$42.26	$16.68	$25.70	$40.06
Advisor Class:
Net assets, at value	$ 573,808,795	$11,694,150	$716,229,017	$ 524,982,872
Shares outstanding	13,729,254	704,518	28,194,281	13,305,545
Net asset value and maximum offering price per share	$41.79	$16.60	$25.40	$39.46

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

62	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended October 31, 2018 (unaudited)

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$ 12,469,473	$ 431,222	$ 3,264,899	$ 9,860,492
Non-controlled affiliates (Note 3f and 8)	152,301	24,572	419,396	989,632
Income from securities loaned (net of fees and rebates)	9,947	—	783,968	141,759

Total investment income	12,631,721	455,794	4,468,263	10,991,883

Expenses:
Management fees (Note 3a)	11,098,845	478,268	8,570,555	8,406,017
Distribution fees: (Note 3c)
Class A	3,271,412	87,304	897,315	3,030,253
Class C	2,069,113	90,832	692,916	1,692,413
Class R	95,505	383	196,813	184,331
Transfer agent fees: (Note 3e)
Class A	1,653,049	49,075	668,026	1,859,647
Class C	262,563	12,809	128,804	261,109
Class R	24,213	100	72,980	57,352
Class R6	49,622	368	190,444	54,326
Advisor Class	395,584	8,132	728,081	433,248
Custodian fees (Note 4)	21,579	771	11,150	14,806
Reports to shareholders	169,107	7,768	81,592	156,788
Registration and filing fees	66,776	40,147	52,547	81,567
Professional fees	37,866	19,867	30,748	34,685
Trustees’ fees and expenses	22,755	627	15,624	21,620
Other	33,925	4,614	24,798	32,981

Total expenses	19,271,914	801,065	12,362,393	16,321,143
Expense reductions (Note 4)	(1,678)	(94)	(679)	(58)
Expenses waived/paid by affiliates (Note 3f and 3g)	(47,225)	(127,672)	(318,475)	(277,667)

Net expenses	19,223,011	673,299	12,043,239	16,043,418

Net investment income (loss)	(6,591,290)	(217,505)	(7,574,976)	(5,051,535)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	230,685,717	373,981	255,554,082	211,205,029
Non-controlled affiliates (Note 3f and 8)	—	—	(6,561,761)	—
Foreign currency transactions	6,322	(489)	—	(45,437)

Net realized gain (loss)	230,692,039	373,492	248,992,321	211,159,592

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(180,829,105)	(218,889)	(166,619,498)	(196,828,976)
Non-controlled affiliates (Note 3f and 8)	—	—	6,657,883	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	1,845

Net change in unrealized appreciation (depreciation)	(180,829,105)	(218,889)	(159,961,615)	(196,827,131)

Net realized and unrealized gain (loss)	49,862,934	154,603	89,030,706	14,332,461

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FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended October 31, 2018 (unaudited)

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Net increase (decrease) in net assets resulting from operations	$43,271,644	$(62,902)	$81,455,730	$9,280,926

*Foreign taxes withheld on dividends	$123	$534	$—	$236

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Growth Opportunities Fund		Franklin Select U.S. Equity Fund
	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (6,591,290)	$ (10,261,563)	$ (217,505)	$ (359,541)
Net realized gain (loss)	230,692,039	289,840,333	373,492	23,070,802
Net change in unrealized appreciation (depreciation)	(180,829,105)	405,837,652	(218,889)	(15,755,359)

Net increase (decrease) in net assets resulting from operations	43,271,644	685,416,422	(62,902)	6,955,902
Distributions to shareholders: (Note 1e)
Class A	—	(189,384,206)	—	—
Class C	—	(36,890,234)	—	—
Class R	—	(3,861,226)	—	—
Class R6	—	(26,495,718)	—	—
Advisor Class	—	(42,059,463)	—	—

Total distributions to shareholders	—	(298,690,847)	—	—

Capital share transactions: (Note 2)
Class A	97,540,283	(91,864,958)	2,681,699	(17,113,814)
Class C	(168,908,248)	(23,626,956)	(3,365,792)	(3,442,504)
Class R	(1,959,419)	(18,366,509)	(1,885)	(43,959)
Class R6	(1,623,067)	41,353,334	(52,856)	(19,406,366)
Advisor Class	(17,928,425)	(18,372,365)	1,286,131	(3,475,298)

Total capital share transactions	(92,878,876)	(110,877,454)	547,297	(43,481,941)

Net increase (decrease) in net assets	(49,607,232)	275,848,121	484,395	(36,526,039)
Net assets:
Beginning of period	3,818,248,663	3,542,400,542	95,193,394	131,719,433

End of period (Note 1e)	$3,768,641,431	$3,818,248,663	$95,677,789	$95,193,394

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FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Small Cap Growth Fund		Franklin Small-Mid Cap Growth Fund
	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (7,574,976)	$ (10,835,341)	$ (5,051,535)	$ (14,570,284)
Net realized gain (loss)	248,992,321	347,278,699	211,159,592	393,654,195
Net change in unrealized appreciation
(depreciation)	(159,961,615)	131,654,453	(196,827,131)	100,694,860

Net increase (decrease) in net assets resulting from operations	81,455,730	468,097,811	9,280,926	479,778,771

Distributions to shareholders: (Note 1e)
Class A	—	(13,026,727)	—	(188,183,859)
Class C	—	(2,968,851)	—	(37,764,936)
Class R	—	(1,455,647)	—	(6,640,970)
Class R6	—	(16,214,723)	—	(21,566,773)
Advisor Class	—	(13,459,989)	—	(39,628,357)

Total distributions to shareholders	—	(47,125,937)	—	(293,784,895)

Capital share transactions: (Note 2)
Class A	(10,009,516)	(165,302,683)	137,763,407	(165,123,618)
Class C	(44,776,944)	(30,398,855)	(171,944,683)	(43,224,469)
Class R	(1,610,909)	(20,277,000)	(1,674,574)	(14,958,409)
Class R6	(14,421,598)	(75,776,145)	(15,129,222)	39,199,957
Advisor Class	(20,457,752)	(218,726,187)	3,116,911	(100,935,015)

Total capital share transactions	(91,276,719)	(510,480,870)	(47,868,161)	(285,041,554)

Net increase (decrease) in net assets	(9,820,989)	(89,508,996)	(38,587,235)	(99,047,678)
Net assets:
Beginning of period	2,517,409,170	2,606,918,166	3,464,609,214	3,563,656,892

End of period (Note 1e)	$2,507,588,181	$2,517,409,170	$3,426,021,979	$3,464,609,214

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Franklin Small Cap Growth Fund was closed to new investors with limited exceptions effective at the close of market February 12, 2015. Effective April 28, 2017, the Fund opened Class R6 shares to new investors who are eligible to purchase Class R6 shares. Effective January 17, 2019, all share classes of the Fund will be re-opened to new investors.

Effective June 1, 2018, Franklin Focused Core Equity Fund was renamed Franklin Select U.S. Equity Fund.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   Organization and Significant Accounting Policies (continued)

a.  Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended April 30, 2018, distributions to shareholders were as follows:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Distributions from net realized gains:
Class A	$(189,384,206)	$ —	$(13,026,727)	$(188,183,859)
Class C	(36,890,234)	—	(2,968,851)	(37,764,936)
Class R	(3,861,226)	—	(1,455,647)	(6,640,970)
Class R6	(26,495,718)	—	(16,214,723)	(21,566,773)
Advisor Class	(42,059,463)	—	(13,459,989)	(39,628,357)

For the year ended April 30, 2018, accumulated net investment loss included in net assets was as follows:

Fund	Accumulated net investment loss
Franklin Growth Opportunities Fund	$(4,268,478)
Franklin Select U.S. Equity Fund	$ (243,541)
Franklin Small Cap Growth Fund	$(2,644,648)
Franklin Small-Mid Cap Growth Fund	$ —

2.  Shares of Beneficial Interest

At October 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Growth		Franklin Select U.S.
	Opportunities Fund		Equity Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2018
Shares sold[a]	7,257,876	$295,658,732	569,190	$9,777,381
Shares redeemed	(4,777,086)	(198,118,449)	(412,715)	(7,095,682)

Net increase (decrease)	2,480,790	$97,540,283	156,475	$2,681,699

Year ended April 30, 2018
Shares sold	7,166,896	$269,822,921	503,310	$8,051,742
Shares issued in reinvestment of distributions	4,805,055	175,240,189	—	—
Shares redeemed	(14,319,505)	(536,928,068)	(1,600,612)	(25,165,556)

Net increase (decrease)	(2,347,554)	$(91,864,958)	(1,097,302)	$(17,113,814)

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	Franklin Growth Opportunities Fund		Franklin Select U.S. Equity Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended October 31, 2018
Shares sold	872,537	$30,597,963	112,140	$1,819,445
Shares redeemed[a]	(5,854,284)	(199,506,211)	(322,807)	(5,185,237)

Net increase (decrease)	(4,981,747)	$(168,908,248)	(210,667)	$(3,365,792)

Year ended April 30, 2018
Shares sold	1,416,968	$45,670,045	169,798	$2,570,525
Shares issued in reinvestment of distributions	1,171,816	36,291,145	—	—
Shares redeemed	(3,285,529)	(105,588,146)	(401,846)	(6,013,029)

Net increase (decrease)	(696,745)	$(23,626,956)	(232,048)	$(3,442,504)

Class R Shares:
Six Months ended October 31, 2018
Shares sold	92,540	$3,675,571	184	$3,097
Shares redeemed	(143,874)	(5,634,990)	(292)	(4,982)

Net increase (decrease)	(51,334)	$(1,959,419)	(108)	$(1,885)

Year ended April 30, 2018
Shares sold	184,889	$6,657,157	5,129	$77,884
Shares issued in reinvestment of distributions	109,382	3,821,807	—	—
Shares redeemed	(808,089)	(28,845,473)	(7,727)	(121,843)

Net increase (decrease)	(513,818)	$(18,366,509)	(2,598)	$(43,959)

Class R6 Shares:
Six Months ended October 31, 2018
Shares sold	758,900	$33,814,413	5,151	$89,694
Shares redeemed	(790,073)	(35,437,480)	(8,100)	(142,550)

Net increase (decrease)	(31,173)	$(1,623,067)	(2,949)	$(52,856)

Year ended April 30, 2018
Shares sold	1,719,083	$70,340,588	85,528	$1,360,151
Shares issued in reinvestment of distributions	516,029	20,352,194	—	—
Shares redeemed	(1,209,156)	(49,339,448)	(1,350,483)	(20,766,517)

Net increase (decrease)	1,025,956	$41,353,334	(1,264,955)	$(19,406,366)

Advisor Class Shares:
Six Months ended October 31, 2018
Shares sold	1,370,255	$60,775,277	122,595	$2,145,129
Shares redeemed	(1,755,221)	(78,703,702)	(48,777)	(858,998)

Net increase (decrease)	(384,966)	$(17,928,425)	73,818	$1,286,131

Year ended April 30, 2018
Shares sold	2,255,020	$89,869,837	224,083	$3,543,200
Shares issued in reinvestment of distributions	1,049,408	40,968,889	—	—
Shares redeemed	(3,702,910)	(149,211,091)	(442,950)	(7,018,498)

Net increase (decrease)	(398,482)	$(18,372,365)	(218,867)	$(3,475,298)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.   Shares of Beneficial Interest (continued)

	Franklin Small Cap Growth Fund		Franklin Small-Mid Cap Growth Fund

	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2018
Shares sold[a]	3,635,208	$90,395,669	9,410,625	$352,963,377
Shares redeemed	(3,987,623)	(100,405,185)	(5,634,609)	(215,199,970)

Net increase (decrease)	(352,415)	$(10,009,516)	3,776,016	$137,763,407

Year ended April 30, 2018
Shares sold	3,189,012	$67,849,901	10,215,023	$369,305,768
Shares issued in reinvestment of distributions	547,334	11,920,682	5,062,829	177,806,171
Shares redeemed	(11,554,343)	(245,073,266)	(19,601,669)	(712,235,557)

Net increase (decrease)	(7,817,997)	$(165,302,683)	(4,323,817)	$(165,123,618)

Class C Shares:
Six Months ended October 31, 2018
Shares sold	209,869	$4,446,956	947,242	$25,733,614
Shares redeemed[a]	(2,392,405)	(49,223,900)	(7,502,265)	(197,678,297)

Net increase (decrease)	(2,182,536)	$(44,776,944)	(6,555,023)	$(171,944,683)

Year ended April 30, 2018
Shares sold	279,449	$5,088,767	1,315,525	$34,824,098
Shares issued in reinvestment of distributions	156,063	2,874,674	1,482,639	37,392,153
Shares redeemed	(2,157,881)	(38,362,296)	(4,350,045)	(115,440,720)

Net increase (decrease)	(1,722,369)	$(30,398,855)	(1,551,881)	$(43,224,469)

Class R Shares:
Six Months ended October 31, 2018
Shares sold	565,479	$13,715,673	220,252	$7,739,994
Shares redeemed	(634,175)	(15,326,582)	(268,734)	(9,414,568)

Net increase (decrease)	(68,696)	$(1,610,909)	(48,482)	$(1,674,574)

Year ended April 30, 2018
Shares sold	642,577	$13,280,250	564,940	$18,785,330
Shares issued in reinvestment of distributions	69,237	1,438,739	197,203	6,369,651
Shares redeemed	(1,724,856)	(34,995,989)	(1,198,049)	(40,113,390)

Net increase (decrease)	(1,013,042)	$(20,277,000)	(435,906)	$(14,958,409)

Class R6 Shares:
Six Months ended October 31, 2018
Shares sold	6,161,099	$169,587,523	985,570	$41,007,203
Shares redeemed	(6,805,084)	(184,009,121)	(1,317,360)	(56,136,425)

Net increase (decrease)	(643,985)	$(14,421,598)	(331,790)	$(15,129,222)

Year ended April 30, 2018
Shares sold	9,126,555	$210,441,655	2,883,707	$115,938,495
Shares issued in reinvestment of distributions	599,648	14,103,732	509,486	19,762,976
Shares redeemed	(12,909,982)	(300,321,532)	(2,414,377)	(96,501,514)

Net increase (decrease)	(3,183,779)	$(75,776,145)	978,816	$39,199,957

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	Franklin Small Cap Growth Fund		Franklin Small-Mid Cap Growth Fund

	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended October 31, 2018
Shares sold	2,886,532	$78,570,799	1,789,434	$74,788,763
Shares redeemed	(3,666,667)	(99,028,551)	(1,726,099)	(71,671,852)

Net increase (decrease)	(780,135)	$(20,457,752)	63,335	$3,116,911

Year ended April 30, 2018
Shares sold	5,063,743	$115,186,325	2,962,038	$115,876,935
Shares issued in reinvestment of distributions	516,706	12,028,914	979,925	37,482,152
Shares redeemed	(15,186,221)	(345,941,426)	(6,459,038)	(254,294,102)

Net increase (decrease)	(9,605,772)	$(218,726,187)	(2,517,075)	$(100,935,015)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $500 million
0.600%	Over $500 million, up to and including $1 billion
0.550%	Over $1 billion, up to and including $1.5 billion
0.500%	Over $1.5 billion, up to and including $6.5 billion
0.475%	Over $6.5 billion, up to and including $11.5 billion
0.450%	Over $11.5 billion, up to and including $16.5 billion
0.440%	Over $16.5 billion, up to and including $19 billion
0.430%	Over $19 billion, up to and including $21.5 billion
0.420%	In excess of $21.5 billion

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3.  Transactions with Affiliates (continued)

a.  Management Fees (continued)

Franklin Select U.S. Equity Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.725%	Over $6.5 billion, up to and including $11.5 billion
0.700%	Over $11.5 billion, up to and including $16.5 billion
0.690%	Over $16.5 billion, up to and including $19 billion
0.680%	Over $19 billion, up to and including $21.5 billion
0.670%	In excess of $21.5 billion

Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

Franklin Small-Mid Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

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For the period ended October 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
0.543%	0.950%	0.613%	0.457%

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Reimbursement Plans:
Class A	0.35%	0.35%	0.35%	0.25%
Compensation Plans:
Class C	1.00%	1.00%	1.00%	1.00%
Class R	0.50%	0.50%	0.50%	0.50%

For Franklin Growth Opportunities Fund, Franklin Select U.S. Equity Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$231,172	$10,930	$13,076	$306,789
CDSC retained	$ 4,589	$ 403	$ 709	$ 9,242

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3.   Transactions with Affiliates (continued)

d.   Sales Charges/Underwriting Agreements (continued)

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Transfer agent fees	$1,081,682	$34,713	$721,767	$1,190,418

f.   Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	18,556,305	444,177,013	(383,530,515)	79,202,803	$ 79,202,803	$152,301	$ —	$ —
Franklin Select U.S. Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	761,261	11,287,866	(7,386,870)	4,662,257	$ 4,662,257	$ 24,572	$ —	$ —
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	91,669,644	630,309,093	(643,022,026)	78,956,711	$ 78,956,711	$419,396	$ —	$ —
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	143,228,358	471,081,540	(476,199,019)	138,110,879	$138,110,879	$989,632	$ —	$ —

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g.   Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Select U.S. Equity Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.88% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to September 1, 2018, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Select U.S. Equity Fund for Class R6 were limited to 0.84% based on the average net assets of the class.

For Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund, Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

h.   Other Affiliated Transactions

At October 31, 2018, one or more of the funds in Franklin Fund Allocator Series owned 5.5% of the Franklin Growth Opportunities Fund outstanding shares.

4.   Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5.   Income Taxes

For tax purposes, the Funds may elect to defer any portion of late-year ordinary to the first day of the following fiscal year. At April 30, 2018, the deferred were as follows:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund
Late-year ordinary losses	$4,273,095	$243,544	$2,644,651

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Cost of investments	$2,125,578,971	$88,642,192	$2,069,861,309	$2,584,951,950

Unrealized appreciation	$1,738,537,434	$11,929,729	$677,751,268	$943,208,033
Unrealized depreciation	(72,749,769)	(4,781,851)	(180,603,259)	(74,745,150)

Net unrealized appreciation (depreciation)	$1,665,787,665	$7,147,878	$497,148,009	$868,462,883

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

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6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2018, were as follows:

	Franklin Growth Opportunities Fund	Franklin Select U.S. Equity Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Purchases	$638,306,087	$ 162,763	$667,250,726	$ 988,094,105
Sales	$769,255,422	$3,756,136	$771,148,434	$1,052,870,261

At October 31, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin Growth Opportunities Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Securities lending transactions[a]:
Equity investments[b]	$2,175,000	$67,585,075	$9,970,826

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

7.   Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Growth Opportunities Fund
2,610,594	ClearMotion Inc., pfd., C	11/06/17	$5,500,000	$6,150,418
418,321	LegalZoom.com Inc.	7/20/18	17,536,016	17,536,016
509,182	Optoro Inc., pfd., E	7/24/18	10,020,702	10,020,702
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	18,559,431
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	4,688,763
780,667	Proterra Inc., pfd., 7	5/21/18 - 9/18/18	5,094,960	6,133,572
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	6,373,855

	Total Restricted Securities (Value is 1.8% of Net Assets)		$57,354,579	$69,462,757

Franklin Small Cap Growth Fund
9,905,685	DraftKings Inc.	8/07/15 - 3/02/17	$26,627,302	$22,601,167
357,820	LegalZoom.com Inc.	7/20/18	14,999,814	14,999,814
508,130	Optoro Inc., pfd., E	7/24/18	9,999,999	9,999,999
1,038,769	Peloton Interactive Inc., pfd., F	8/08/18	15,000,011	15,000,011
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	14,040,534
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	10,299,006
536,367	Proterra Inc., pfd., 7	5/21/18	3,500,556	4,214,147
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	13,412,075
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,995	3,245,645
3,611,111	Tula Technology Inc., E	9/08/17	6,500,000	6,662,886

	Total Restricted Securities (Value is 4.6% of Net Assets)		$106,989,512	$114,475,284

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Shares	Issuer	Acquisition Date	Cost	Value
Franklin Small-Mid Cap Growth Fund
7,974,537	DraftKings Inc.	8/07/15 - 3/02/17	$21,380,303	$18,194,991
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	11,132,452
	Total Restricted Securities (Value is 0.9% of Net Assets)		$28,516,217	$29,327,443

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2018, investments in “affiliated companies” were as follows:

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Optoro Inc., pfd., E (Value is 0.3% of Net Assets)	—	509,182	—	509,182	$10,020,702	$ —	$—	$ —
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc.	2,697,019	—	(230,100)	2,466,919	$14,653,499	$ —	$(3,550,800)	$ 5,556,274
The KeyW Holding Corp.	3,430,282	—	—	3,430,282	26,859,108	—	—	308,725
Optoro Inc., pfd., E	—	508,130	—	508,130	9,999,999	—	—	—
Pfenex Inc.	1,175,631	611,700	—	1,787,331	7,095,704	—	—	(2,763,804)
Sportsman’s Warehouse Holdings Inc.	4,162,000	—	(573,800)	3,588,200	18,048,646	—	(3,010,961)	3,556,688
Total Affiliated Securities (Value is 3.1% of Net Assets)					$76,656,956	$ —	$(6,561,761)	$ 6,657,883

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2018, the Funds did not use the Global Credit Facility.

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10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2018 , in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$329,984,706	$—	$6,373,855	$336,358,561
Consumer Discretionary	350,597,598	—	35,532,184	386,129,782
Industrials	410,992,558	—	10,020,702	421,013,260
Information Technology	1,410,980,303	—	17,536,016	1,428,516,319
All Other Equity Investments	1,140,145,911	—	—	1,140,145,911
Short Term Investments	79,202,803	—	—	79,202,803
Total Investments in Securities	$3,721,903,879	$—	$69,462,757	$3,791,366,636

Franklin Select U.S. Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$91,127,813	$—	$—	$91,127,813
Short Term Investments	4,662,257	—	—	4,662,257

Total Investments in Securities	$95,790,070	$—	$—	$95,790,070
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$314,212,900	$—	$57,817,740	$372,030,640
Financials	207,954,482	—	15,000,011	222,954,493
Industrials	447,639,150	—	9,999,999	457,639,149
Information Technology	623,926,122	—	31,657,534	655,583,656
All Other Equity Investments	779,844,669	—	—	779,844,669
Short Term Investments	78,956,711	—	—	78,956,711

Total Investments in Securities	$2,452,534,034	$—	$114,475,284	$2,567,009,318

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	Level 1	Level 2	Level 3	Total
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$ 510,444,938	$—	$ 29,327,443	$ 539,772,381
All Other Equity Investments.	2,775,531,573	—	—	2,775,531,573
Short Term Investments	138,110,879	—	—	138,110,879

Total Investments in Securities	$ 3,424,087,390	$—	$ 29,327,443	$ 3,453,414,833

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At October 31, 2018, the reconciliation of assets are as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfer Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[a]:
Communication Services	$5,074,222	$—	$—	$ —	$ —	$ —	$ 1,299,633	$6,373,855	$ 1,299,633
Consumer Discretionary	23,116,412	5,094,960	—	—	—	—	7,320,812	35,532,184	7,320,812
Industrials	—	10,020,702	—	—	—	—	—	10,020,702	—
Information Technology	—	17,536,016	—	—	—	—	—	17,536,016	—
Total Investments in Securities	$28,190,634	$32,651,678	$—	$ —	$ —	$ —	$ 8,620,445	$69,462,757	$ 8,620,445
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]:
Consumer Discretionary	$40,098,007	$3,500,556	$—	$ —	$ —	$ —	$14,219,177	$57,817,740	$14,219,177
Financials	—	15,000,011	—	—	—	—	—	15,000,011	—
Industrials	—	9,999,999	—	—	—	—	—	9,999,999	—
Information Technology	16,778,723	14,999,814	—	—	—	—	(121,003)	31,657,534	(121,003)
Total Investments in Securities	$56,876,730	$43,500,380	$—	$ —	$ —	$ —	$14,098,174	$114,475,284	$14,098,174

aIncludes common and preferred stocks.

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10. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2018, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/ Range		Impact to Fair Value if Input Increases[a]
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$35,532,184	Discounted cash flow	Forward EBITDA growth rate	4.0%		Increase	[c]
			Free cash flow growth rate	2.0%		Increase
			Discount rate	10.3	% - 12.9%	Decrease	[d]
			Discount for lack of marketability	5.6% - 25.0%		Decrease	[c]
Communication Services	6,373,855	Discounted cash flow	NOPAT multiple	30.6	x	Increase	[c]
			Discount rate	10.4%		Decrease	[c]
			Discount for lack of marketability	18.7%		Decrease	[c]
All Other Investments[e]	27,556,718
Total	$69,462,757

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Discretionary	$57,817,740	Discounted cash flow	Forward EBITDA growth rate	4.0%		Increase	[c]
			Free cash flow	$2.8	(bil)	Increase	[d]
			Discount rate	10.3	% - 17.9%	Decrease	[d]
			Discount for lack of marketability	5.6	% - 11.6%	Decrease	[c]
		Market Comparables	EV / EBITDA multiple	22.2x - 24.2	x	Increase	[c]
			EV / revenue multiple	12.3	x	Increase	[c]
			Volatility	45.8%		Increase
			Discount for lack of	23.7%		Decrease	[c]
			marketability
Information Technology	16,657,720	Market Comparables	EV / revenue multiple	4.8	x	Increase	[c]
			Discount for lack of marketability	13.9%		Decrease	[c]
			Volatility	49.9%		Increase
All Other Investments[e]	39,999,824
Total	$114,475,284

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bIncludes preferred stocks.

cRepresents a significant impact to fair value but not net assets.

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dRepresents a significant impact to fair value and net assets.

eIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

Abbreviations

EBITDA	Earnings before interest, taxes, depreciation and amortization
EV	Enterprise value
NOPAT	Net Operating Profit After Taxes

11. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

84	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter Franklin Strategic Series

Investment Manager

Franklin Advisers, Inc.

Distributor

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Shareholder Services

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FSS1 S 12/18

Semiannual Report and Shareholder Letter October 31, 2018

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

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Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended October 31, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to improve and the unemployment rate declined. During the second and third quarters, U.S. corporate profits rose, supported by healthy economic growth and tax cuts.

In September 2018, the Standard & Poor’s 500® Index (S&P 500®) reached an all-time high, but experienced heightened volatility near period-end due to investor concerns about U.S. Federal Reserve interest-rate policies, higher U.S. Treasury yields, trade tensions, a potentially slower economy and some weaker-than-expected fourth-quarter 2018 revenue guidance. Within this environment, U.S. stocks, as measured by the S&P 500, generated a modest positive total return for the six-month period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Strategic Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Edward B. Jamieson

President and Chief Executive Officer –

Investment Management

Franklin Strategic Series

This letter reflects our analysis and opinions as of October 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Economic and Market Overview	3

Franklin Biotechnology Discovery Fund	4

Franklin Natural Resources Fund	9

Financial Highlights and Statements of Investments	16

Financial Statements	30

Notes to Financial Statements	34

Shareholder Information	46

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 3.9% in April 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.1 Annual inflation, as measured by the Consumer Price Index, was 2.5% in April 2018, as reported at the beginning of the period, and while it varied during the six months under review, it ended the period at 2.5%.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. Minutes from the Fed’s September meeting (released in October) indicated that a few officials expected monetary policy to become modestly restrictive of economic growth, while some officials seemed to favor increasing the federal funds rate temporarily above what they consider to be its longer-term level to reduce the risk of overshooting the Fed’s inflation objective. In contrast, some officials indicated they would not favor a restrictive policy unless they see clear signs of an overheating economy and rising inflation.

U.S. equity markets rose overall during the period, benefiting from mostly upbeat economic data and better U.S. corporate earnings. However, markets were pressured at certain times during the period by fears of tighter regulation of information technology and technology-related companies, as well as concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. Other factors that curbed investor sentiment were tensions between the U.S. and North Korea earlier in the period, political uncertainties in the U.S., the Trump administration’s protectionist policies, and the potential impact of escalating U.S.-China trade tensions on global growth and corporate earnings. Partially offsetting these concerns were an overall easing of tensions in the Korean peninsula in the latter part of the period, intermittent U.S.-China trade negotiations, an agreement between the U.S. and the European Union to try to reduce trade barriers, and a trade deal between the U.S., Mexico and Canada. After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index (S&P 500), experienced heightened volatility in October amid investor concerns about the Fed’s interest-rate path, rising U.S. Treasury yields, trade, a potentially moderating economy and several big companies’ weaker-than-expected fourth-quarter 2018 revenue guidance. In this environment, the S&P 500 generated a +3.40% total return for the six-month period.2

The foregoing information reflects our analysis and opinions as of October 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Biotechnology Discovery Fund

This semiannual report for Franklin Biotechnology Discovery Fund covers the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

Performance Overview

The Fund’s Class A shares had a -4.86% cumulative total return for the six months under review. In comparison, the NASDAQ Biotechnology Index®, which tracks U.S. and international-based biotechnology stocks, posted a +0.88% total return.1 Also in comparison, the Standard & Poor’s 500 Index, which is a broad measure of the U.S. stock market, posted a +3.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We are research-driven, fundamental investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages, such as a particular product niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to strong growth potential.

Portfolio Composition

Based on Total Net Assets as of 10/31/18

*Includes escrows and litigation trusts securities.

Manager’s Discussion

During the six months under review, the biotech industry experienced significant volatility, particularly during the last month of the period. Please keep in mind that volatility is not uncommon in the biotechnology industry, and we seek to take advantage of short-term volatility by initiating positions or adding to existing holdings in companies we believe are undervalued.

Key detractors from the Fund’s absolute performance during the period included Celgene, Clovis Oncology (not held at period-end) and Nektar Therapeutics. Biopharmaceutical company Celgene detracted from results despite positive earnings reports for the second and third quarters of 2018. The pending loss of patent protection for Revlimid, the company’s most profitable drug, continued to weigh on investor sentiment, as did drug trial and approval setbacks that occurred prior to the period. Shares of pharmaceutical company Clovis Oncology declined despite a study suggesting Rubraca, currently used for treating ovarian cancer, may also be effective for treating prostate cancer. Investor sentiment was hampered by concerns the study could end up benefiting competitor AstraZenceca (not a Fund holding), as doctors may choose that company’s drug Lynparza, which is in the same class as Rubraca, to treat prostate cancer. Pharmaceutical company Nektar Therapeutics also detracted from results. The company was hurt by the release of positive drug study data from competitor Roche as

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 20.

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well as investor skepticism about a Nektar drug currently in the development stage.

In contrast, key contributors to the Fund’s absolute performance included Illumina, Array BioPharma and Neurocrine Biosciences. Illumina develops, manufactures and markets integrated systems for the analysis of genetic variation and function. The company benefited from strong second- and third-quarter earnings, with revenue and a raise in guidance coming in above expectations. Results were helped by high customer utilization rates of the company’s genome sequencing system NovaSeq. Array BioPharma is focused on the development and sale of cancer-treatment drugs. Third-quarter earnings greatly benefited from the U.S. debut of Braftovi-Mektovi, a two-drug treatment for skin cancer, which saw sales well above market expectations. The company also has a colon cancer drug in the trial phase that could prove to be profitable. Biopharmaceutical company Neurocrine Biosciences contributed to results due to second-quarter revenues beating investor expectations. Strong earnings were driven by increased sales of Ingrezza, a drug used to treat a neurological disorder.

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

Evan McCulloch, CFA Lead Portfolio Manager Wendy Lam, Ph.D. Steven Kornfeld, CFA Portfolio Management Team

Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

Alexion Pharmaceuticals Inc. Biotechnology	7.4%

Celgene Corp. Biotechnology	6.5%

Biogen Inc. Biotechnology	6.2%

Vertex Pharmaceuticals Inc. Biotechnology	5.6%

Illumina Inc. Life Sciences Tools & Services	5.2%

Regeneron Pharmaceuticals Inc. Biotechnology	4.1%

Array BioPharma Inc. Biotechnology	3.7%

Amgen Inc. Biotechnology	3.7%

Gilead Sciences Inc. Biotechnology	3.6%

Heron Therapeutics Inc. Biotechnology	3.1%

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

6-Month	-4.86%	-10.10%

1-Year	-5.30%	-10.51%

5-Year	+41.84%	+6.03%

10-Year	+293.41%	+14.03%

Advisor[5]

6-Month	-4.73%	-4.73%

1-Year	-5.07%	-5.07%

5-Year	+43.65%	+7.51%

10-Year	+303.27%	+14.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.02%	1.04%

Advisor	0.77%	0.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnology companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2.	Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 9/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +274.83% and +15.51%.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$951.40	$4.92	$1,020.16	$5.09	1.00%
C	$1,000	$947.80	$8.59	$1,016.38	$8.89	1.75%
R6	$1,000	$953.20	$3.10	$1,022.03	$3.21	0.63%
Advisor	$1,000	$952.70	$3.69	$1,021.42	$3.82	0.75%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Natural Resources Fund

This semiannual report for Franklin Natural Resources Fund covers the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (total return consists of capital appreciation and current dividend and interest income) by investing, under normal market conditions, at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services.

Performance Overview

The Fund’s Class A shares had a -13.30% cumulative total return for the six months under review. In comparison, the Standard & Poor’s (S&P®) North American Natural Resources Sector Index, which tracks companies involved in industries such as mining, energy, timber and forestry services, and the production of pulp and paper, had a -10.41% total return.1 Also in comparison, the Standard & Poor’s 500 Index, which is a broad measure of the U.S. stock market, posted a +3.40% total return.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. The Fund’s strategy, which focuses on companies with higher long-term growth potential, differs from the natural resources index’s large weighting in income-oriented companies that we believe typically provide more limited opportunities for growth. This difference may occasionally lead to wide performance discrepancies, especially in periods when investors focus on short-term safety and yield or, conversely, when investors focus more heavily on companies with stronger growth prospects and greater commodity price leverage. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition

Based on Total Net Assets as of 10/31/18

Investment Strategy

We are research-driven, fundamental investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages, such as a particular product niche, proven technology, sound financial position and strong management, are all factors we believe may contribute to strong growth potential.

Sector Overview

Global commodity prices experienced heightened volatility during the six-month period driven, by multiple crosscurrents that also impacted commodity-linked equity values. Although natural gas and certain metals rose, several commodities, such as oil and silver, declined. Commodities were up early in the period until late May, when investors became concerned about the potential for a U.S. trade war with China and other trading partners. In June, lukewarm economic data from Asia, Latin America and Europe also pressured commodity prices. At the same time, a stronger U.S. dollar made commodities more

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 27.

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FRANKLIN NATURAL RESOURCES FUND

expensive for buyers using other currencies. Through the summer months, despite the agreement by the U.S., Mexico and Canada on the new North American Free Trade Agreement, continued trade conflicts, particularly between the U.S. and China, contributed to investor fears about potentially slower global economic growth that could hinder commodity demand and affect consumer and business sentiment.

Crude oil prices declined for the period amid mixed global supply and demand trends. After increasing to a multi-year high early in the period due to concerns about vulnerable global supply, crude oil prices declined in mid-July due to concerns that tense trade negotiations between the U.S. and China may hurt economic growth and dampen global energy demand. Oil prices recovered from late August through early October amid renewed U.S. sanctions against Iran, plummeting oil output from Venezuela, political turmoil in Libya, declines in U.S. oil stockpiles and healthy global demand growth, especially in emerging markets. After reaching a new multi-year high in early October, oil prices swiftly declined in response to rising U.S. oil supplies, fears of slowing global demand growth and potential increases in output by Russia and Saudi Arabia, resulting in an overall decline in oil prices for the period.

Strong demand for U.S. natural gas led to higher prices despite record production. An extended winter season increased natural gas demand through the beginning of the period, setting the stage for decreased inventories. Overseas demand for liquefied natural gas increased exports, also helping to absorb supply. Gas prices decreased in July along with most commodities due to trade concerns, but prices rebounded after ongoing summer heat waves increased demand. The increased summer demand resulted in lower-than-expected inventories ahead of the high-demand heating season that starts in November. These factors led to price increases for the remainder of the period, including a large increase in October and for the period overall.

Gold prices declined for the period amid U.S. dollar strength and rising U.S. interest rates that drove many investors toward income-producing asset classes. Silver and platinum prices decreased for similar reasons, while palladium prices rose amid tight global supplies and stronger demand for the metal due to its emissions-control use in gasoline vehicles. Among industrial metals, iron ore prices increased, while prices of copper and other metals declined in response to expectations about trade tensions and the weakening outlook for China, the world’s largest consumer of base metals, as its factory activity slowed.

Manager’s Discussion

The reporting period followed relatively strong performance from late 2017, which we believe made the Fund’s holdings

Portfolio Composition

Based on Total Net Assets as of 10/31/18

*Includes convertible preferred stock.

more susceptible to the downdraft that followed. Since the late spring of 2018, investors became increasingly concerned with trade and tariff implementation and the potential for slowing economic growth. In particular, these concerns negatively impacted the mining industry (where the index has almost no exposure) and cyclical sectors, such as chemicals (again, little to no index exposure), while sectors viewed as more stable with heavier weights in the index, such as oil and gas storage and transportation and metal and glass containers, outperformed. Although the entire period was fairly volatile, October was particularly weak as oil prices plummeted. This period also spanned the third-quarter earnings season, which was particularly volatile, mostly to the downside.

Oil and gas exploration and production was the biggest detractor from the Fund’s performance relative to the S&P North American Natural Resources Sector Index due to a decline in oil prices that impacted the industry in early October. Top detractors included an underweighting in diversified producer ConocoPhillips, which appreciated in a down market as investors flocked to large producers perceived as having

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Top 10 Holdings

10/31/18

Company Sector/Industry	% of Total Net Assets

Schlumberger Ltd. Oil & Gas Equipment & Services	3.9%

Cabot Oil & Gas Corp. Oil & Gas Exploration & Production	3.7%

Exxon Mobil Corp. Integrated Oil & Gas	3.6%

Chevron Corp. Integrated Oil & Gas	3.3%

Royal Dutch Shell PLC Integrated Oil & Gas	2.8%

Diamondback Energy Inc. Oil & Gas Exploration & Production	2.8%

BHP Billiton PLC Diversified Metals & Mining	2.7%

Concho Resources Inc. Oil & Gas Exploration & Production	2.7%

TechnipFMC PLC Oil & Gas Equipment & Services	2.6%

Occidental Petroleum Corp. Integrated Oil & Gas	2.5%

lower risk, and an overweighting in natural gas producer EQT, which suffered from missed production targets and lowered guidance. However, the industry held one of the biggest single contributors in natural gas producer Cabot Oil & Gas.

Oil and gas equipment and services hurt relative results due to the Fund’s overweighting in the sector. OFS (oilfield services) is one of the most leveraged industries to oil prices since activity is tied to producer spending, which is tied to producer cash flow, and therefore commodity prices. The industry had been struggling for most of the period due to sector overcapacity and limited signs of spending increases outside the U.S., but fell further in October because of lower oil prices. Weakness was broad-based with no particular themes, though onshore OFS stocks were weak as a result of slowing activity in the Permian Basin of Texas due to pipeline constraints and weak local oil prices. Top detractors included Oil States, Superior Energy Services and Halliburton.

Most metals prices declined before mining equities as the commodities responded to potential economic slowing, particularly in China. As indicators increasingly pointed to slowing growth, the equities followed with significant declines for small-mid capitalization miners while large, diversified companies held up much better. For example, copper producers Antofagasta and First Quantum Minerals declined and hurt the Fund’s relative performance.2 Although select off-benchmark holdings in diversified metals and mining producers detracted from absolute returns, their more modest declines compared with the benchmark contributed to relative returns.

During this tough period, Fund gains were as much from a lack of exposure as from investments. The Fund also benefited from its cash holdings.

Stock selection in oil and gas drilling, particularly in Pioneer Energy Services,2 was the biggest contributor to the Fund’s relative performance. Underweightings in paper and packaging and aluminum, both of which investors perceived as being tied to the economy, also contributed to relative performance. Off-benchmark allocations in specialty chemicals (particularly in Albemarle) and fertilizers and agricultural chemicals benefited relative results as investors believed these industries were less sensitive to economic trends and tariffs.

Thank you for your continued participation in Franklin Natural Resources Fund. We look forward to serving your future investment needs.

Frederick G. Fromm, CFA
Matthew J. Adams, CFA

Stephen M. Land, CFA

Portfolio Management Team

2. Not part of the index.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NATURAL RESOURCES FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of October 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

6-Month	-13.30%	-18.08%

1-Year	-1.87%	-7.28%

5-Year	-31.16%	-8.24%

10-Year	+21.38%	+1.38%

Advisor

6-Month	-13.19%	-13.19%

1-Year	-1.58%	-1.58%

5-Year	-30.21%	-6.94%

10-Year	+24.85%	+2.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

A	1.06%	1.06%

Advisor	0.81%	0.81%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2.	Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NATURAL RESOURCES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$867.00	$4.75	$1,020.11	$5.14	1.01%
C	$1,000	$863.50	$8.27	$1,016.33	$8.94	1.76%
R6	$1,000	$868.70	$2.68	$1,022.33	$2.91	0.57%
Advisor	$1,000	$868.10	$3.58	$1,021.37	$3.87	0.76%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	15

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Biotechnology Discovery Fund

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$146.14	$147.22	$128.19	$182.30	$129.27	$105.95

Income from investment operations[a]:
Net investment income (loss)[b]	(0.53)	(0.80)	(0.79)	(0.94)	(1.09)	(1.07)
Net realized and unrealized gains (losses)	(6.57)	3.32	25.75	(39.39)	60.79	33.18

Total from investment operations	(7.10)	2.52	24.96	(40.33)	59.70	32.11

Less distributions from:
Net investment income	—	—	(1.73)	—	—	—
Net realized gains	—	(3.60)	(4.20)	(13.78)	(6.67)	(8.79)

Total distributions	—	(3.60)	(5.93)	(13.78)	(6.67)	(8.79)

Net asset value, end of period	$139.04	$146.14	$147.22	$128.19	$182.30	$129.27

Total return[c]	(4.86)%	1.69%	20.02%	(23.55)%	46.81%	30.60%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.02%	1.05%	1.04%	0.99%	1.00%	1.10%

Expenses net of waiver and payments by affiliates[e]	1.00%	1.03%	1.02%	0.98%	1.00% [f]	1.10% [f]

Net investment income (loss)	(0.67)%	(0.53)%	(0.58)%	(0.56)%	(0.67)%	(0.82)%

Supplemental data

Net assets, end of period (000’s)	$969,243	$1,081,883	$1,176,687	$1,074,903	$1,601,906	$1,141,890

Portfolio turnover rate	13.48%	26.95%	34.12%	22.13%	41.43%	48.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016	2015	2014[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$141.75	$143.98	$125.99	$180.67	$129.11	$159.15

Income from investment operations[b]:
Net investment income (loss)[c]	(1.08)	(1.90)	(1.81)	(2.11)	(2.38)	(0.34)
Net realized and unrealized gains (losses)	(6.32)	3.27	25.29	(38.79)	60.61	(29.70)

Total from investment operations	(7.40)	1.37	23.48	(40.90)	58.23	(30.04)

Less distributions from:
Net investment income	—	—	(1.29)	—	—	—
Net realized gains	—	(3.60)	(4.20)	(13.78)	(6.67)	—

Total distributions	—	(3.60)	(5.49)	(13.78)	(6.67)	—

Net asset value, end of period	$134.35	$141.75	$143.98	$125.99	$180.67	$129.11

Total return[d]	(5.22)%	0.93%	19.14%	(24.09)%	45.76%	(18.88)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.77%	1.80%	1.79%	1.71%	1.75%	1.82%

Expenses net of waiver and payments by affiliates[f]	1.75%	1.78%	1.77%	1.70%	1.75% [g]	1.82% [g]

Net investment income (loss)	(1.42)%	(1.28)%	(1.33)%	(1.28)%	(1.42)%	(1.52)%

Supplemental data

Net assets, end of period (000’s)	$49,921	$58,433	$53,935	$17,562	$23,051	$5,486

Portfolio turnover rate	13.48%	26.95%	34.12%	22.13%	41.43%	48.70%

aFor the period March 4, 2014 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016	2015	2014[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$150.65	$151.03	$131.37	$185.75	$131.09	$104.56

Income from investment operations[b]:
Net investment income (loss)[c]	(0.24)	(0.17)	(0.25)	(0.32)	(0.45)	(0.49)
Net realized and unrealized gains (losses)	(6.81)	3.39	26.41	(40.28)	61.78	35.81

Total from investment operations	(7.05)	3.22	26.16	(40.60)	61.33	35.32

Less distributions from:
Net investment income	—	—	(2.30)	—	—	—
Net realized gains	—	(3.60)	(4.20)	(13.78)	(6.67)	(8.79)

Total distributions	—	(3.60)	(6.50)	(13.78)	(6.67)	(8.79)

Net asset value, end of period	$143.60	$150.65	$151.03	$131.37	$185.75	$131.09

Total return[d]	(4.68)%	2.11%	20.50%	(23.24)%	47.40%	34.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.69%	0.65%	0.63%	0.60%	0.60%	0.63%

Expenses net of waiver and payments by affiliates[f]	0.63%	0.61%	0.61%	0.59%	0.60% [g]	0.63% [g]

Net investment income (loss)	(0.30)%	(0.11)%	(0.17)%	(0.17)%	(0.27)%	(0.35)%

Supplemental data

Net assets, end of period (000’s)	$6,824	$8,307	$8,891	$5,568	$76,436	$50,846

Portfolio turnover rate	13.48%	26.95%	34.12%	22.13%	41.43%	48.70%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)

	Six Months Ended
	October 31, 2018		Year Ended April 30,
	(unaudited)	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$149.54	$150.20	$130.67	$185.12	$130.86	$106.86

Income from investment operations[a]:
Net investment income (loss)[b]	(0.34)	(0.45)	(0.46)	(0.55)	(0.70)	(0.69)
Net realized and unrealized gains (losses)	(6.74)	3.39	26.27	(40.12)	61.63	33.48

Total from investment operations	(7.08)	2.94	25.81	(40.67)	60.93	32.79

Less distributions from:
Net investment income	—	—	(2.08)	—	—	—
Net realized gains	—	(3.60)	(4.20)	(13.78)	(6.67)	(8.79)

Total distributions	—	(3.60)	(6.28)	(13.78)	(6.67)	(8.79)

Net asset value, end of period	$142.46	$149.54	$150.20	$130.67	$185.12	$130.86

Total return[c]	(4.73)%	1.94%	20.32%	(23.36)%	47.17%	31.02%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.77%	0.80%	0.79%	0.75%	0.75%	0.80%

Expenses net of waiver and payments by affiliates[e]	0.75%	0.78%	0.77%	0.74%	0.75% [f]	0.80%[f]

Net investment income (loss)	(0.42)%	(0.28)%	(0.33)%	(0.32)%	(0.42)%	(0.52)%

Supplemental data

Net assets, end of period (000’s)	$172,130	$180,219	$159,894	$93,263	$167,035	$91,012

Portfolio turnover rate	13.48%	26.95%	34.12%	22.13%	41.43%	48.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Biotechnology Discovery Fund

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests 96.6%
Biotechnology 77.7%
[a]Acceleron Pharma Inc.	United States	166,700	$8,463,359
[a]Aimmune Therapeutics Inc.	United States	119,100	3,165,678
[a]Alexion Pharmaceuticals Inc.	United States	793,800	88,961,166
[a,b,c]Allogene Therapeutics Inc., 144A	United States	326,797	6,863,893
Amgen Inc.	United States	232,300	44,785,117
[a]Amicus Therapeutics Inc.	United States	890,000	9,950,200
[a]AnaptysBio Inc.	United States	111,900	8,361,168
[a,b]ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	49,090
[a]Argenx SE, ADR	Netherlands	191,903	15,354,159
[a]Array BioPharma Inc.	United States	2,769,500	44,865,900
[a]Ascendis Pharma AS, ADR	Denmark	180,300	11,591,487
[a]Audentes Therapeutics Inc.	United States	146,600	4,134,120
[a,d]Aurinia Pharmaceuticals Inc.	Canada	749,600	4,077,824
[a]Avrobio Inc.	United States	33,900	1,019,034
[a]Biogen Inc.	United States	245,061	74,564,710
[a]BioMarin Pharmaceutical Inc.	United States	341,156	31,444,349
[a]Bluebird Bio Inc.	United States	79,300	9,095,710
[a,d]Cara Therapeutics Inc.	United States	159,600	2,990,904
[a]Celgene Corp.	United States	1,087,900	77,893,640
[a]ChemoCentryx Inc.	United States	563,208	6,093,911
[a]Concert Pharmaceuticals Inc.	United States	207,400	3,094,408
[a]CRISPR Therapeutics AG	Switzerland	195,814	6,416,825
[a]CytomX Therapeutics Inc.	United States	125,100	1,783,926
[a,b]DelMar Pharmaceuticals Inc., wts., 4/12/22	Canada	291,578	3,500
[a]Dynavax Technologies Corp.	United States	771,870	7,633,794
[a]Exelixis Inc.	United States	656,600	9,107,042
[a]Fate Therapeutics Inc.	United States	1,994,946	24,857,027
[a]G1 Therapeutics Inc.	United States	412,426	16,501,164
Gilead Sciences Inc.	United States	624,500	42,578,410
[a]Global Blood Therapeutics Inc.	United States	197,500	6,930,275
[a]GlycoMimetics Inc.	United States	776,900	9,773,402
[a]Heron Therapeutics Inc.	United States	1,328,677	36,884,074
[a]Homology Medicines Inc.	United States	138,400	2,604,688
[a]Immunomedics Inc.	United States	266,300	5,999,739
[a,b,c]Intarcia Therapeutics Inc., DD	United States	80,195	1,672,893
[a]Intercept Pharmaceuticals Inc.	United States	47,700	4,579,677
[a]Iovance Biotherapeutics Inc.	United States	2,187,900	19,866,132
[a]Karyopharm Therapeutics Inc.	United States	463,154	4,881,643
[a,d]Kezar Life Sciences Inc.	United States	131,900	3,261,887
[a]Loxo Oncology Inc.	United States	76,500	11,678,490
[a]MacroGenics Inc.	United States	180,200	2,966,092
[a]Minerva Neurosciences Inc.	United States	492,400	5,401,628
[a]Molecular Templates Inc., wts., 2/12/20	United States	439,500	—
[a]Neurocrine Biosciences Inc.	United States	338,200	36,238,130
[a,b]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	—
[a]Novavax Inc.	United States	2,282,500	4,017,200
[a]Pfenex Inc.	United States	870,884	3,457,409
[a]Portola Pharmaceuticals Inc.	United States	286,500	5,641,185
[a]Principia Biopharma Inc.	United States	92,600	2,129,800
[a]PTC Therapeutics Inc.	United States	365,600	14,082,912
[a]Regeneron Pharmaceuticals Inc.	United States	143,809	48,785,765
[a]REGENXBIO Inc.	United States	243,276	16,219,211

20	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]Replimune Group Inc.	United States	29,515	$380,153
[a,d]Rocket Pharmaceuticals Inc.	United States	88,300	1,398,672
[a]Rubius Therapeutics Inc.	United States	174,200	2,862,106
[a]Sage Therapeutics Inc.	United States	132,570	17,059,108
[a]Sarepta Therapeutics Inc.	United States	120,300	16,091,328
[a]TG Therapeutics Inc.	United States	339,700	1,545,635
[a]uniQure NV	Netherlands	84,700	2,179,331
[a]Vertex Pharmaceuticals Inc.	United States	395,400	67,004,484
[a]Xencor Inc.	United States	196,232	6,420,711
[a,d]Zymeworks Inc.	Canada	267,520	3,416,230

			931,131,505

Health Care Providers & Services 0.1%
[a,d]Guardant Health Inc.	United States	22,000	736,560

Life Sciences Tools & Services 5.7%
[a]Illumina Inc.	United States	200,300	62,323,345
[a]MorphoSys AG, ADR	Germany	275,700	6,346,614

			68,669,959

Pharmaceuticals 13.1%
[a]Aclaris Therapeutics Inc.	United States	995,662	11,838,421
[a]Aratana Therapeutics Inc.	United States	1,158,300	6,880,302
[a]Assembly Biosciences Inc.	United States	78,600	1,798,368
[a]BioPharmX Corp.	United States	1,991,575	336,178
[a,e]BioPharmX Corp., 144A	United States	1,945,737	328,440
[a,b]BioPharmX Corp., wts., 3/29/21	United States	108,000	53
[a,b]BioPharmX Corp., wts., 11/22/23	United States	1,679,900	45,186
[a]Collegium Pharmaceutical Inc.	United States	403,450	6,475,373
[a]Cymabay Therapeutics Inc.	United States	678,300	7,156,065
[a]Dermira Inc.	United States	825,300	10,357,515
[a]Foamix Pharmaceuticals Ltd.	Israel	750,900	3,266,415
[a]Intra-Cellular Therapies Inc.	United States	216,100	3,669,378
[a]Iterum Therapeutics PLC	United States	144,737	882,172
[a]Jazz Pharmaceuticals PLC	United States	172,700	27,428,214
[a]LogicBio Therapeutics Inc.	United States	280,700	3,000,683
[a]Marinus Pharmaceuticals Inc.	United States	734,420	3,437,086
[a]Nektar Therapeutics	United States	260,800	10,087,744
[a]Neos Therapeutics Inc.	United States	489,765	1,532,964
[a,d]Novan Inc.	United States	120,969	300,003
[a,d]Odonate Therapeutics Inc.	United States	404,482	5,864,989
[a,d]Optinose Inc.	United States	230,300	2,436,574
[a]Reata Pharmaceuticals Inc.	United States	232,200	13,683,546
[a]Revance Therapeutics Inc.	United States	463,800	10,096,926
[a,d]TherapeuticsMD Inc.	United States	2,847,040	13,922,026
[a]Zogenix Inc.	United States	275,215	11,492,978

			156,317,599

Total Common Stocks and Other Equity Interests (Cost $718,716,761)			1,156,855,623

franklintempleton.com	Semiannual Report	21

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)

	Country	Shares	Value

Preferred Stocks 0.5%
Biotechnology 0.5%
[a,b,c]Metacrine Inc.	United States	1,330,687	$2,821,056
[a,b,c]Precision BioSciences Inc., Series B	United States	750,193	3,758,467

			6,579,523

Escrows and Litigation Trusts (Cost $2,486,601) 0.1%
[a,b]True North Therapeutics Inc., Escrow Account	United States	759,880	1,212,087

Total Investments before Short Term Investments (Cost $727,782,885)			1,164,647,233

Short Term Investments 5.7%

Money Market Funds (Cost $41,249,953) 3.5%
[f,g]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	41,249,953	41,249,953

[h]Investments from Cash Collateral Received for Loaned Securities (Cost $26,778,635) 2.2%
Money Market Funds 2.2%
[f,g]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	26,778,635	26,778,635

Total Investments (Cost $795,811,473) 102.9%			1,232,675,821
Other Assets, less Liabilities (2.9)%			(34,558,017)

Net Assets 100.0%			$1,198,117,804

See Abbreviations on page 45.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

cSee Note 8 regarding restricted securities.

dA portion or all of the security is on loan at October 31, 2018. See Note 1(c).

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $328,440, representing less than 0.1% of net assets.

fSee Note 3(f) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

hSee Note 1(c) regarding securities on loan.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Natural Resources Fund

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018		2017		2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$27.96	$25.11		$25.02		$31.46	$39.79	$33.03

Income from investment operations[a]:
Net investment income[b]	0.13	0.39	[c]	0.20		0.29	0.23	0.19
Net realized and unrealized gains (losses)	(3.85)	2.77		0.17		(6.55)	(8.27)	6.65

Total from investment operations	(3.72)	3.16		0.37		(6.26)	(8.04)	6.84

Less distributions from net investment income	—	(0.31)		(0.28)		(0.18)	(0.29)	(0.08)

Net asset value, end of period	$24.24	$27.96		$25.11		$25.02	$31.46	$39.79

Total return[d]	(13.30)%	12.74%		1.37%		(19.80)%	(20.07)%	20.74%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.02%	1.13%		1.06%		1.14%	1.08%	1.07%

Expenses net of waiver and payments by affiliates	1.01% [f]	1.13%	[f,g]	1.05%	[f]	1.13%	1.08% [f,g]	1.07%	[f,g]

Net investment income	0.95%	1.56%	[c]	0.79%		1.22%	0.67%	0.53%

Supplemental data

Net assets, end of period (000’s)	$277,018	$344,695		$398,703		$461,596	$572,518	$624,250

Portfolio turnover rate	18.47%	29.98%		29.74%		35.77%	30.05%	21.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.91%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018		2017		2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$27.17	$24.28		$24.25		$30.46	$38.39	$32.02

Income from investment operations[a]:
Net investment income (loss)[b]	0.03	0.20	[c]	0.01		0.11	(0.01)	(0.06)
Net realized and unrealized gains (losses)	(3.74)	2.69		0.15		(6.31)	(7.91)	6.43

Total from investment operations	(3.71)	2.89		0.16		(6.20)	(7.92)	6.37

Less distributions from net investment income	—	—		(0.13)		(0.01)	(0.01)	—

Net asset value, end of period	$23.46	$27.17		$24.28		$24.25	$30.46	$38.39

Total return[d]	(13.65)%	11.90%		0.63%		(20.37)%	(20.63)%	19.89%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.77%	1.88%		1.81%		1.87%	1.78%	1.76%

Expenses net of waiver and payments by affiliates	1.76% [f]	1.88%	[f,g]	1.80%	[f]	1.86%	1.78% [f,g]	1.76%	[f,g]

Net investment income (loss)	0.20%	0.81%	[c]	0.04%		0.49%	(0.03)%	(0.16)%

Supplemental data
Net assets, end of period (000’s)	$56,462	$83,814		$96,835		$107,724	$123,735	$126,651
Portfolio turnover rate	18.47%	29.98%		29.74%		35.77%	30.05%	21.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.16%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018		2017		2016	2015	2014[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$29.79	$26.87		$26.73		$33.62	$42.58	$38.28

Income from investment operations[b]:
Net investment income[c]	0.20	0.57	[d]	0.47		0.51	0.46	0.19
Net realized and unrealized gains (losses)	(4.11)	2.95		0.04		(7.06)	(8.92)	4.31

Total from investment operations	(3.91)	3.52		0.51		(6.55)	(8.46)	4.50

Less distributions from net investment income	—	(0.60)		(0.37)		(0.34)	(0.50)	(0.20)

Net asset value, end of period	$25.88	$29.79		$26.87		$26.73	$33.62	$42.58

Total return[e]	(13.13)%	13.37%		1.89%		(19.31)%	(19.61)%	11.83%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.60%	0.64%		0.83%		0.60%	0.55%	0.55%

Expenses net of waiver and payments by affiliates	0.57% [g]	0.57%	[g]	0.54%	[g]	0.55%	0.54% [g]	0.53%	[g]

Net investment income	1.39%	2.12%	[d]	1.30%		1.80%	1.21%	1.07%

Supplemental data
Net assets, end of period (000’s)	$15,688	$15,866		$218		$15	$439	$939
Portfolio turnover rate	18.47%	29.98%		29.74%		35.77%	30.05%	21.03%

aFor the period September 20, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018		2017		2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$29.80	$26.81		$26.71		$33.63	$42.52	$35.31

Income from investment operations[a]:
Net investment income[b]	0.18	0.49	[c]	0.29		0.36	0.35	0.31
Net realized and unrealized gains (losses)	(4.11)	2.95		0.17		(7.00)	(8.85)	7.10

Total from investment operations	(3.93)	3.44		0.46		(6.64)	(8.50)	7.41

Less distributions from net investment income	—	(0.45)		(0.36)		(0.28)	(0.39)	(0.20)

Net asset value, end of period	$25.87	$29.80		$26.81		$26.71	$33.63	$42.52

Total return[d]	(13.19)%	13.04%		1.64%		(19.60)%	(19.81)%	21.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.77%	0.88%		0.81%		0.87%	0.78%	0.77%

Expenses net of waiver and payments by affiliates	0.76% [f]	0.88%	[f,g]	0.80%	[f]	0.86%	0.78% [f,g]	0.77%	[f,g]

Net investment income	1.20%	1.81%	[c]	1.04%		1.49%	0.97%	0.83%

Supplemental data
Net assets, end of period (000’s)	$66,563	$78,443		$94,070		$90,185	$79,307	$94,651
Portfolio turnover rate	18.47%	29.98%		29.74%		35.77%	30.05%	21.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.16%.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Natural Resources Fund

	Country	Shares	Value

Common Stocks 98.4%
Aluminum 0.4%
[a]Alcoa Corp.	United States	42,500	$ 1,487,075
Construction Materials 0.4%
[a]Cemex SAB de CV, CPO, ADR	Mexico	367,000	1,849,680
Copper 4.9%
Antofagasta PLC	United Kingdom	614,300	6,157,656
First Quantum Minerals Ltd.	Zambia	321,900	3,213,742
Freeport-McMoRan Inc.	United States	416,400	4,851,060
[a]Imperial Metals Corp.	Canada	364,500	365,566
Lundin Mining Corp.	Chile	665,200	2,734,287
Sandfire Resources NL	Australia	622,467	2,930,078
			20,252,389

Diversified Chemicals 1.2%
BASF SE	Germany	34,200	2,634,322
DowDuPont Inc.	United States	44,400	2,394,048

			5,028,370
Diversified Metals & Mining 9.3%
Anglo American PLC	United Kingdom	129,000	2,760,147
BHP Billiton PLC, ADR	United Kingdom	283,400	11,406,850
Glencore PLC	Switzerland	2,002,800	8,156,426
Hudbay Minerals Inc.	Canada	236,500	929,001
[a]Nautilus Minerals Inc.	Canada	3,895,831	251,602
Nexa Resources SA	Peru	202,200	2,254,530
Rio Tinto PLC, ADR	Australia	99,000	4,879,710
South32 Ltd.	Australia	1,050,000	2,690,538
Teck Resources Ltd., B	Canada	252,400	5,217,108
			38,545,912
Fertilizers & Agricultural Chemicals 0.7%
Nutrien Ltd.	Canada	57,700	3,054,061
Gold 5.3%
Agnico Eagle Mines Ltd.	Canada	99,200	3,504,768
Alamos Gold Inc., A	Canada	741,400	2,963,009
[a]B2Gold Corp.	Canada	1,778,900	4,392,679
Barrick Gold Corp.	Canada	255,400	3,205,270
Goldcorp Inc.	Canada	240,000	2,164,800
[a]Guyana Goldfields Inc.	Canada	1,303,900	1,753,526
Newcrest Mining Ltd.	Australia	142,400	2,077,443
OceanaGold Corp.	Australia	402,310	1,158,496
Randgold Resources Ltd., ADR	United Kingdom	5,400	424,116
[a]Tahoe Resources Inc.	Canada	229,382	542,019
			22,186,126
Integrated Oil & Gas 15.3%
Chevron Corp.	United States	124,000	13,844,600
Exxon Mobil Corp.	United States	189,900	15,131,232
Occidental Petroleum Corp.	United States	154,700	10,375,729
Petroleo Brasileiro SA, ADR	Brazil	63,900	1,038,375
Royal Dutch Shell PLC, A, ADR	United Kingdom	184,821	11,678,839
Suncor Energy Inc.	Canada	218,200	7,321,135
Total SA, B, ADR	France	75,510	4,424,886
			63,814,796

franklintempleton.com	Semiannual Report	27

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Drilling 2.6%
Patterson-UTI Energy Inc.	United States	384,000	$6,389,760
[a]Pioneer Energy Services Corp.	United States	806,746	2,396,036
[a]Rowan Cos. PLC	United States	119,100	1,894,881

			10,680,677

Oil & Gas Equipment & Services 16.9%
Baker Hughes a GE Co., A	United States	226,600	6,047,954
[a]C&J Energy Services Inc.	United States	116,700	2,191,626
[a]Dril-Quip Inc.	United States	44,300	1,885,408
Halliburton Co.	United States	295,435	10,245,686
Hunting PLC	United Kingdom	87,100	750,927
Liberty Oilfield Services Inc., A	United States	71,800	1,362,764
Mammoth Energy Services Inc.	United States	116,808	2,915,528
[a]Nine Energy Service Inc.	United States	76,800	2,843,904
[a]Oceaneering International Inc.	United States	127,400	2,412,956
[a]Oil States International Inc.	United States	158,366	3,526,811
[a]Ranger Energy Services Inc.	United States	170,831	1,110,401
RPC Inc.	United States	76,400	1,136,832
Schlumberger Ltd.	United States	315,347	16,180,455
[a]Select Energy Services Inc.	United States	127,100	1,215,076
[a]Superior Energy Services Inc.	United States	675,900	5,292,297
TechnipFMC PLC	United Kingdom	402,800	10,593,640
[a]Weatherford International PLC	United States	511,300	690,255

			70,402,520

Oil & Gas Exploration & Production 27.5%
Anadarko Petroleum Corp.	United States	102,600	5,458,320
Cabot Oil & Gas Corp., A	United States	627,800	15,211,594
[a]Cairn Energy PLC	United Kingdom	1,490,200	3,759,132
[a]Callon Petroleum Co.	United States	752,800	7,505,416
Canadian Natural Resources Ltd.	Canada	210,800	5,785,128
[a]Concho Resources Inc.	United States	79,100	11,002,019
ConocoPhillips	United States	90,300	6,311,970
Diamondback Energy Inc.	United States	103,300	11,606,788
EOG Resources Inc.	United States	69,700	7,342,198
EQT Corp.	United States	221,300	7,517,561
Hess Corp.	United States	116,500	6,687,100
[a,b]Jagged Peak Energy Inc.	United States	511,316	6,299,413
Noble Energy Inc.	United States	367,300	9,127,405
Pioneer Natural Resources Co.	United States	49,500	7,289,865
[a]Ring Energy Inc.	United States	483,500	3,447,355

			114,351,264

Oil & Gas Refining & Marketing 3.3%
HollyFrontier Corp.	United States	31,500	2,124,360
Marathon Petroleum Corp.	United States	63,500	4,473,575
Phillips 66	United States	39,700	4,081,954
Valero Energy Corp.	United States	31,200	2,842,008

			13,521,897

Oil & Gas Storage & Transportation 8.1%
Enbridge Inc.	Canada	136,647	4,251,088
Kinder Morgan Inc.	United States	533,200	9,075,064
ONEOK Inc.	United States	70,400	4,618,240

28	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)

	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Storage & Transportation (continued)
Targa Resources Corp.	United States	167,100	$ 8,634,057
TransCanada Corp.	Canada	67,800	2,557,416
The Williams Cos. Inc.	United States	181,800	4,423,194
			33,559,059
Paper Packaging 0.5%
Packaging Corp. of America	United States	24,100	2,212,621
Pharmaceuticals 0.1%
[a]Elanco Animal Health Inc.	United States	17,600	536,448

Specialty Chemicals 1.4%
Albemarle Corp.	United States	41,800	4,147,396
Umicore SA	Belgium	32,200	1,516,306
			5,663,702
Trading Companies & Distributors 0.5%
[a]Univar Inc.	United States	82,900	2,040,998

Total Common Stocks (Cost $362,775,516)			409,187,595

Convertible Preferred Stocks 0.2%
Oil & Gas Exploration & Production 0.2%
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	62,700	367,554
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	39,800	261,120
Total Convertible Preferred Stocks (Cost $4,441,628)			628,674

Total Investments before Short Term Investments (Cost $367,217,144)			409,816,269

Short Term Investments 2.5%

Money Market Funds (Cost $6,802,640) 1.6%
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	6,802,640	6,802,640

[e]Investments from Cash Collateral Received for Loaned Securities (Cost $3,692,500) 0.9%
Money Market Funds 0.9%
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	3,692,500	3,692,500

Total Investments (Cost $377,712,284) 101.1%			420,311,409
Other Assets, less Liabilities (1.1)%			(4,580,179)

Net Assets 100.0%			$415,731,230

See Abbreviations on page 45.

aNon-income producing.

bA portion or all of the security is on loan at October 31, 2018. See Note 1(c).

cSee Note 3(f) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 1(c) regarding securities on loan.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities

October 31, 2018 (unaudited)

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund

Assets:
+Investments in securities:
Cost - Unaffiliated issuers	$ 727,782,885	$ 367,217,144
Cost - Non-controlled affiliates (Note 3f)	68,028,588	10,495,140

Value - Unaffiliated issuers	$1,164,647,233	$ 409,816,269
Value - Non-controlled affiliates (Note 3f)	68,028,588	10,495,140
Cash	—	30,227
Receivables:
Investment securities sold **	2,189,562	1,598,298
Capital shares sold	631,137	116,386
Dividends and interest	63,042	396,960
Due from custodian	612,075	—
Other assets	426	159

Total assets	1,236,172,063	422,453,439

Liabilities:
Payables:
Investment securities purchased	7,617,115	1,821,717
Capital shares redeemed	1,604,088	611,751
Management fees	626,621	191,639
Distribution fees	268,468	120,441
Transfer agent fees	442,477	224,891
Payable upon return of securities loaned	27,390,710	3,692,500
Accrued expenses and other liabilities.	104,780	59,270

Total liabilities	38,054,259	6,722,209

Net assets, at value	$1,198,117,804	$ 415,731,230

Net assets consist of:
Paid-in capital	$ 737,556,314	$ 518,859,148
Total distributable earnings (loss)	460,561,490	(103,127,918)

Net assets, at value	$1,198,117,804	$ 415,731,230

+Includes securities loaned	$ 26,011,284	$ 3,639,328
**Includes securities loaned	$ 53,884	$ —

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Class A:
Net assets, at value	$969,243,020	$277,018,370
Shares outstanding	6,971,195	11,427,293
Net asset value per share[a]	$139.04	$24.24
Maximum offering price per share (net asset value per share ÷ 94.50%)	$147.13	$25.65
Class C:
Net assets, at value	$ 49,921,444	$ 56,462,043
Shares outstanding	371,582	2,406,292
Net asset value and maximum offering price per share[a]	$134.35	$23.46
Class R6:
Net assets, at value	$ 6,823,691	$ 15,687,583
Shares outstanding	47,519	606,090
Net asset value and maximum offering price per share	$143.60	$25.88
Advisor Class:
Net assets, at value	$172,129,649	$ 66,563,234
Shares outstanding	1,208,299	2,573,431
Net asset value and maximum offering price per share	$142.46	$25.87

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended October 31, 2018 (unaudited)

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$ 1,459,622	$ 4,732,691
Non-controlled affiliates (Note 3f)	264,302	74,548
Income from securities loaned (net of fees and rebates)	554,107	86,807

Total investment income	2,278,031	4,894,046

Expenses:
Management fees (Note 3a)	4,084,690	1,250,737
Distribution fees: (Note 3c)
Class A	1,413,200	408,883
Class C	311,074	390,500
Transfer agent fees: (Note 3e)
Class A	852,149	351,373
Class C	46,921	84,295
Class R6	2,849	3,951
Advisor Class	148,034	83,291
Custodian fees (Note 4)	7,858	6,295
Reports to shareholders	76,843	54,661
Registration and filing fees	58,401	42,428
Professional fees	28,338	20,856
Trustees’ fees and expenses	8,512	3,159
Other	16,277	9,279

Total expenses	7,055,146	2,709,708
Expense reductions (Note 4)	(658)	(85)
Expenses waived/paid by affiliates (Note 3f and 3g)	(121,550)	(29,528)

Net expenses	6,932,938	2,680,095

Net investment income (loss)	(4,654,907)	2,213,951

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,082,635)	7,482,975
Foreign currency transactions	—	(4,164)

Net realized gain (loss)	(6,082,635)	7,478,811

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(46,169,170)	(74,531,985)
Translation of other assets and liabilities denominated in foreign currencies	—	6,607

Net change in unrealized appreciation (depreciation)	(46,169,170)	(74,525,378)

Net realized and unrealized gain (loss)	(52,251,805)	(67,046,567)

Net increase (decrease) in net assets resulting from operations	$(56,906,712)	$(64,832,616)

*Foreign taxes withheld on dividends	$ —	$ 202,419

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Biotechnology		Franklin Natural
	Discovery Fund		Resources Fund
	Six Months Ended		Six Months Ended
	October 31, 2018	Year Ended	October 31, 2018	Year Ended
	(unaudited)	April 30, 2018	(unaudited)	April 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(4,654,907)	$(7,400,442)	$2,213,951	$7,807,287
Net realized gain (loss)	(6,082,635)	54,362,893	7,478,811	(12,640,009)
Net change in unrealized appreciation (depreciation)	(46,169,170)	(22,596,221)	(74,525,378)	63,514,023

Net increase (decrease) in net assets resulting from operations	(56,906,712)	24,366,230	(64,832,616)	58,681,301

Distributions to shareholders: (Note 1e)
Class A	—	(27,114,653)	—	(4,171,579)
Class C	—	(1,417,301)	—	—
Class R6	—	(199,407)	—	(26,407)
Advisor Class	—	(4,208,617)	—	(1,426,444)

Total distributions to shareholders	—	(32,939,978)	—	(5,624,430)

Capital share transactions: (Note 2)
Class A	(67,717,611)	(88,622,240)	(25,108,427)	(89,055,299)
Class C	(5,870,067)	5,540,101	(17,655,311)	(22,010,700)
Class R6	(1,172,032)	(555,474)	2,194,141	14,973,208
Advisor Class	942,002	21,646,333	(1,684,169)	(23,972,393)

Total capital share transactions	(73,817,708)	(61,991,280)	(42,253,766)	(120,065,184)

Net increase (decrease) in net assets	(130,724,420)	(70,565,028)	(107,086,382)	(67,008,313)
Net assets:
Beginning of period	1,328,842,224	1,399,407,252	522,817,612	589,825,925

End of period (Note 1e)	$1,198,117,804	$1,328,842,224	$415,731,230	$522,817,612

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1.   Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer four classes of shares: Class A, Class C, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a.   Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American

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Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b.   Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d.   Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is

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1.   Organization and Significant Accounting Policies (continued)

d.     Income and Deferred Taxes (continued)

determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

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For the year ended April 30, 2018, distributions to shareholders were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund

Distributions from net investment income:
Class A	$ —	$(4,171,579)
Class R6	—	(26,407)
Advisor Class	—	(1,426,444)
Distributions from net realized gains:
Class A	(27,114,653)	—
Class C	(1,417,301)	—
Class R6	(199,407)	—
Advisor Class	(4,208,617)	—

For the year ended April 30, 2018, undistributed net investment income(loss) included in net assets were as follows:

Fund	Undistributed net investment income (loss)

Franklin Biotechnology Discovery Fund	$(8,318,907)
Franklin Natural Resources Fund	$ 4,345,619

2.   Shares of Beneficial Interest

At October 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Biotechnology Discovery Fund		Franklin Natural Resources Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended October 31, 2018
Shares sold[a]	398,985	$62,153,412	798,608	$21,736,904
Shares redeemed	(831,000)	(129,871,023)	(1,697,702)	(46,845,331)

Net increase (decrease)	(432,015)	$(67,717,611)	(899,094)	$(25,108,427)

Year ended April 30, 2018
Shares sold	1,057,237	$160,996,348	1,583,808	$40,230,459
Shares issued in reinvestment of distributions	175,206	25,819,984	164,031	4,090,940
Shares redeemed	(1,821,677)	(275,438,572)	(5,298,641)	(133,376,698)

Net increase (decrease)	(589,234)	$(88,622,240)	(3,550,802)	$(89,055,299)

Class C Shares:
Six Months ended October 31, 2018
Shares sold	40,777	$6,186,511	170,166	$4,591,281
Shares redeemed[a]	(81,428)	(12,056,578)	(848,550)	(22,246,592)

Net increase (decrease)	(40,651)	$(5,870,067)	(678,384)	$(17,655,311)

Year ended April 30, 2018
Shares sold	142,042	$21,098,664	388,443	$9,522,328
Shares issued in reinvestment of distributions	9,827	1,408,701	—	—
Shares redeemed	(114,253)	(16,967,264)	(1,292,254)	(31,533,028)

Net increase (decrease)	37,616	$5,540,101	(903,811)	$(22,010,700)

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2.   Shares of Beneficial Interest (continued)

	Franklin Biotechnology Discovery Fund		Franklin Natural Resources Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended October 31, 2018
Shares sold	9,097	$1,504,671	157,637	$4,641,559
Shares redeemed	(16,721)	(2,676,703)	(84,112)	(2,447,418)

Net increase (decrease)	(7,624)	$(1,172,032)	73,525	$2,194,141

Year ended April 30, 2018
Shares sold	18,257	$2,841,320	544,711	$15,552,699
Shares issued in reinvestment of distributions	1,314	199,406	995	26,408
Shares redeemed	(23,294)	(3,596,200)	(21,257)	(605,899)

Net increase (decrease)	(3,723)	$(555,474)	524,449	$14,973,208

Advisor Class Shares:
Six Months ended October 31, 2018
Shares sold	205,886	$33,371,953	307,606	$9,097,717
Shares redeemed	(202,712)	(32,429,951)	(366,527)	(10,781,886)

Net increase (decrease)	3,174	$942,002	(58,921)	$(1,684,169)

Year ended April 30, 2018
Shares sold	444,625	$68,532,853	1,055,556	$28,419,344
Shares issued in reinvestment of distributions	24,690	3,720,072	52,254	1,387,336
Shares redeemed	(328,722)	(50,606,592)	(1,984,254)	(53,779,073)

Net increase (decrease)	140,593	$21,646,333	(876,444)	$(23,972,393)
aMay include a portion of Class C shares that were automatically converted to Class A.

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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a.   Management Fees

Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.775%	Up to and including $100 million
0.650%	Over $100 million, up to and including $200 million
0.635%	Over $200 million, up to and including $250 million
0.585%	Over $250 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $7.5 billion
0.515%	Over $7.5 billion, up to and including $10 billion
0.505%	Over $10 billion, up to and including $12.5 billion
0.495%	Over $12.5 billion, up to and including $15 billion
0.475%	in excess of $15 billion

Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

For the period ended October 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
0.585%	0.501%

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on Funds’ average daily net assets, and is not an additional expense of the Funds.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors

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3.   Transactions with Affiliates (continued)

c.     Distribution Fees (continued)

for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$ 117,719	$ 22,338
CDSC retained	$ 17,544	$ 1,522

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund

Transfer agent fees	$337,151	$182,584

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f.   Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	80,026,544	265,085,948	(277,083,904)	68,028,588	$68,028,588	$264,302	$ —	$ —

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	17,288,464	109,715,983	(116,509,307)	10,495,140	$10,495,140	$ 74,548	$ —	$ —

g.   Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% until August 31, 2019.

4.   Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2018, the capital loss carryforwards were as follows:

Franklin Natural Resources Fund

Capital loss carryforwards not subject to expiration:
Short Term	$11,809,756
Long Term	133,011,661

Total capital loss carryforwards	$144,821,417

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5.   Income Taxes (continued)

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Cost of investments	$809,568,613	$396,289,499

Unrealized appreciation	$514,477,293	$ 85,031,081
Unrealized depreciation	(91,370,085)	(61,009,171)
Net unrealized appreciation (depreciation)	$423,107,208	$ 24,021,910

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2018, were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Purchases	$180,304,513	$ 89,166,663
Sales	$244,844,972	$123,609,194

At October 31, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund

Securities lending transactions[a]:
Equity Investments[b]	$27,390,710	$3,692,500

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

7.   Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8.   Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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At October 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Biotechnology Discovery Fund
326,797	Allogene Therapeutics Inc., 144A	9/05/18	$5,000,000	$6,863,893
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	1,672,893
1,330,687	Metacrine Inc.	6/04/18	2,821,056	2,821,056
750,193	Precision BioSciences Inc., Series B	5/25/18	3,758,467	3,758,467
	Total Restricted Securities (Value is 1.3% of Net Assets)		$14,177,039	$15,116,309

9.   Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2018, the Funds did not use the Global Credit Facility.

10.   Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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10.   Fair Value Measurements (continued)

A summary of inputs used as of October 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology	$922,542,129	$—	[c]	$15,168,899	[c]	$937,711,028
Pharmaceuticals	156,272,360	—		45,239		156,317,599
All Other Equity Investments	69,406,519	—		—		69,406,519
Escrows and Litigation Trusts	—	—		1,212,087		1,212,087
Short Term Investments	68,028,588	—		—		68,028,588

Total Investments in Securities	$1,216,249,596	$—		$16,426,225		$1,232,675,821

Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$114,351,264	$628,674		$—		$114,979,938
All Other Equity Investments	294,836,331	—		—		294,836,331
Short Term Investments	10,495,140	—		—		10,495,140

Total Investments in Securities	$419,682,735	$628,674		$—		$420,311,409

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks as well as other equity investments.

cIncludes securities determined to have no value at October 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At October 31, 2018, the reconciliation of assets is as follows:

										Net Change in
										Unrealized
										Appreciation
				Transfer		Net	Net			(Depreciation)
	Balance at			Into		Realized	Unrealized	Balance		on Assets
	Beginning of			(Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases	Sales	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$1,877,026	$14,107,232	$—	$—	$—	$—	$(815,359)	$15,168,899	[c]	$(815,359)
Pharmaceuticals	3,976,061	—	—	(2,799,991)	—	—	(1,130,831)	45,239		(98,854)
Escrows and Litigation Trusts	1,411,906	—	—	—	—	—	(199,819)	1,212,087		(199,819)
Total Investments in Securities	$7,264,993	$14,107,232	$—	$(2,799,991)	$—	$—	$(2,146,009)	$16,426,225		$(1,114,032)

aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

bIncludes common and preferred stocks as well as other equity investments.

cIncludes securities determined to have no value.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2018, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount / Range	Impact to Fair Value if Input Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:
Biotechnology	$8,536,786	Discounted Cash Flow	Free Cash flow	$ 70.7 / share	Increase[b]
			Discount for lack of marketability	12.5% - 35.0%	Decrease[b]
			Weighted average cost of capital	9.7%	Decrease[b]
			Probability rate	50.0%	Increase[b]
Escrows and Litigation Trusts	1,212,087	Discounted Cash Flow	Probability rate	0.0% - 75.0%[c]	Increase[b]
			Weighted average cost of capital	10.0%	Decrease

All Other Investments[d]	6,677,352

Total	$16,426,225

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bRepresents a significant impact to fair value but not net assets.

cIncludes probability assumptions for various outcomes of milestone payments for clinical trials and regulatory approvals.

dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.

11.   New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
CPO	Certificate of Ordinary Participation (usually Mexico)

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FRANKLIN STRATEGIC SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Strategic Series

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FSS2 S 12/18

Semiannual Report and Shareholder Letter October 31, 2018

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended October 31, 2018, the U.S. economy grew, while annual inflation began and ended the period at the same level. With these factors in mind, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and September 2018 meetings. Overall, the 10-year Treasury yield, which moves inversely to price, increased during the period. The yield rose to multi-year highs in May and October 2018 amid investor concerns about inflation and Fed actions, but declined at certain points during the period due to uncertainty surrounding political tensions and economic turmoil in the U.S. and other countries. The U.S. dollar also rose against its major trading partners during the period. In this environment, global government bonds, as measured by the FTSE World Government Bond Index, had modest losses in U.S. dollar terms.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Flexible Alpha Bond Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Edward B. Jamieson

President and Chief Executive Officer –

Investment Management

Franklin Strategic Series

This letter reflects our analysis and opinions as of October 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Flexible Alpha Bond Fund

This semiannual report for Franklin Flexible Alpha Bond Fund covers the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide total return through a combination of current income and capital appreciation by investing at least 80% of its net assets in bonds and investments that provide exposure to bonds, including debt obligations of any credit quality, maturity or duration, all varieties of fixed income, variable rate and floating-rate debt securities and investments, money market instruments and derivatives. The Fund aims to provide attractive risk-adjusted total returns over a full market cycle. A full market cycle is a period of time that spans a full business and economic cycle, which may include periods of rising and declining interest rates.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +1.00% cumulative total return. In comparison, the LIBOR USD 3-Month Rate Index posted a +2.16% total return.1 The index tracks the interest rate at which banks offer to lend to one another in the wholesale money markets in London and is used to set the cost of various variable-rate loans. You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Sector Exposure*

10/31/18

	% of Total Net Assets

Collateralized Loan Obligations	22.2%

Residential Mortgage-Backed Securities	21.9%

Floating-Rate Loans	17.0%

Investment-Grade Corporate Securities	12.4%

International Bonds	8.6%

Commercial Mortgage-Backed Securities	6.1%

Covered Bonds	4.8%

High-Yield Corporate Securities	3.7%

Treasury Inflation-Protected Securities	2.9%

Municipal Bonds	2.4%

Asset-Backed Securities	0.0%	**

Other	0.0%	**

Agency Mortgage-Backed Securities	0.0%	**

Interest-Rate Derivatives	-34.7%

Cash & Cash Equivalents	19.1%

*Sector Exposure is intended to estimate the portfolio’s exposure to various sectors, including any hedged or increased exposure through certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. Interest-Rate Derivatives sector consists of Treasury, interest-rate and other derivatives that are primarily used for duration management; a negative number indicates that the Fund is seeking to hedge interest-rate risk.

**Rounds to less than 0.1%.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 3.9% in April 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.5% in April

1. Source: Bloomberg LP.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 15.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

2018, as reported at the beginning of the period, and while it varied during the six months under review, it ended the period at 2.5%.2

Dividend Distributions*

5/1/18–10/31/18

		Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor Class
May	1.2601	1.1178	1.4491	1.8198	1.9819
June	1.3402	1.2697	1.1372	1.4877	1.3418
July	1.5761	1.4688	1.5959	2.2257	1.9702
August	1.7712	1.4283	1.5541	2.1787	1.9776
September	1.3435	1.0819	1.1739	1.6741	1.5259
October	2.4119	2.3123	2.3735	2.1809	2.8921
Total	9.7030	8.6788	9.2837	11.5669	11.6895

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. Minutes from the Fed’s September meeting (released in October) indicated that a few officials expected monetary policy to become modestly restrictive of economic growth, while some officials seemed to favor increasing the federal funds rate temporarily above what they consider to be its longer-term level to reduce the risk of overshooting the Fed’s inflation objective. In contrast, some officials indicated they would not favor a restrictive policy unless they see clear signs of an overheating economy and rising inflation.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in May and October 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and economic turmoil in Turkey and Argentina. Overall, the 10-year Treasury yield rose from 2.95% at the beginning of the period to 3.15% at period-end.

Currency Composition*

10/31/18

	% of Total Net Assets

North America	99.8%

U.S. Dollar	99.8%

Mexican Peso	0.5%

Canadian Dollar	-0.5%

Europe	0.4%

Swedish Krona	0.3%

Polish Zloty	0.1%

Norwegian Krone	0.0%	**

British Pound	0.0%	**

Euro	0.0%	**

Asia	0.1%

India Rupee	0.3%

Indonesia Rupiah	0.3%

Chinese Renminbi	-0.2%

Philipine Peso	-0.3%

Australia & New Zealand	-0.3%

Australian Dollar	-0.3%

*Currency Composition is intended to estimate the portfolio’s exposure to various currencies, including any hedged or increased exposure through certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Rounds to less than 0.1%.

Investment Strategy

The Fund seeks to generate returns from various sources, other than solely from interest income, by allocating its portfolio across various risks (such as credit, currency and duration risks). In employing this strategy, the Fund has the flexibility to invest across all debt asset classes without regard to country, sector, quality, maturity or duration and without reference to a benchmark index.

The Fund may engage in active and frequent trading as part of its investment strategies and, at any given time, may have a

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FRANKLIN FLEXIBLE ALPHA BOND FUND

substantial amount of its assets invested in any class of debt securities, including, but not limited to: U.S. government and agency securities; foreign government and supranational debt securities; corporate bonds; corporate loans (and loan participations); collateralized debt and loan obligations; preferred securities; various types of mortgage-backed securities and other asset-backed securities (including covered bonds); municipal securities; and derivatives and other instruments with similar economic characteristics, or that provide exposure, to such debt securities.

Manager’s Discussion

Over the six-month period, the Fund delivered a positive total return and outperformed its benchmark on a gross basis. The Fund’s yield curve and duration positioning was the primary source of positive alpha, driven primarily by duration exposure in the U.S. The Fund’s spread-sector exposure also enhanced results, driven primarily by the Fund’s exposure to floating-rate bank loans (including collateralized loan obligations), residential mortgage-backed securities (RMBS), as well as investment-grade and high-yield corporate securities. The Fund’s sovereign emerging markets debt exposure and basis-trade positions (taking opposing long and short positions in two securities to profit from the convergence of their values) also contributed to returns. In contrast, the Fund’s exposure to covered bonds, Treasury Inflation-Protected Securities (TIPS), and foreign currency exposure were the primary detractors from returns over the period.

What is the yield curve? A yield curve is a line that plots the yield to maturity of bonds having equal credit quality against their maturity dates.

At period-end, we continued to invest in a broad set of global fixed income sectors, with a goal of achieving more consistent positive alpha with a risk-diversified portfolio. Additionally, we maintained the Fund’s risk profile at a conservative level. We remained overweighted in the investment-grade corporate bond sector as well as securitized sectors including RMBS and commercial mortgage-backed securities. We also continued to find what we considered value in credit-hedged corporate positions. We sought to hedge all of the high-yield corporate beta (or risk) in the Fund, although we retained exposure to select corporate loans and collateralized loan obligations. We also retained positions in TIPS as well as covered bonds. Overall, portfolio duration remained relatively neutral toward U.S. interest-rate and non-U.S. duration positions.

The Fund maintained an overweighting to the U.S. dollar versus a basket of developed market and commodity-related currencies for most of the period. Overall currency allocation did not represent a significant portion of the Fund’s risk allocation.

The Fund utilized derivatives, including credit default and currency swaps, currency forwards, futures, interest-rate swaps, total return swaps and inflation index swaps, principally as a tool for efficient portfolio management and to manage overall portfolio risk. These derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way than by directly purchasing securities. In those markets where portfolio securities are readily available, the cost difference in normal market conditions may be small. Overall, the portfolio continued to meet its risk-adjusted return target and remained in the lower end of our targeted risk range. Much of the Fund’s derivatives positioning was to hedge various risks in the portfolio and achieve the goal of a stable return profile.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

Thank you for your participation in Franklin Flexible Alpha Bond Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM

Michael J. Materasso

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

Performance Summary as of October 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+1.00%[4]	-3.26%
1-Year	+1.23%	-3.10%
3-Year	+3.92%	-0.16%
Since Inception (8/3/15)	+3.61%	-0.23%

Advisor
6-Month	+0.89%	+0.89%
1-Year	+1.54%	+1.54%
3-Year	+4.09%	+1.35%
Since Inception (8/3/15)	+3.89%	+1.18%

	Distribution Rate[5]	30-Day Standardized Yield[6]
Share Class		(with waiver)	(without waiver)
A	2.78%	2.31%	2.20%
Advisor	3.38%	2.69%	2.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

PERFORMANCE SUMMARY

Distributions (5/1/18–10/31/18)

Share Class	Net Investment Income
A	$0.097030
C	$0.086788
R	$0.092837
R6	$0.115669
Advisor	$0.116895

Total Annual Operating Expenses7

Share Class	With Waiver	Without Waiver
A	1.19%	1.24%
Advisor	0.94%	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may be affected by issuers that fail to make interest payments and repay principal when due. The risks associated with higher-yielding, lower-rated securities (commonly called junk bonds) include higher risk of default and loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as intended. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 4/30/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Advisor Class) per share on 10/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FLEXIBLE ALPHA BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,007.90	$4.56	$1,020.67	$4.58	0.90%
C	$1,000	$1,005.90	$6.37	$1,018.85	$6.41	1.26%
R	$1,000	$1,006.40	$5.71	$1,019.51	$5.75	1.13%
R6	$1,000	$1,008.80	$2.99	$1,022.23	$3.01	0.59%
Advisor	$1,000	$1,008.90	$3.09	$1,022.13	$3.11	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN STRATEGIC SERIES

Financial Highlights

Franklin Flexible Alpha Bond Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.79	$ 9.86	$ 9.88	$ 10.00

Income from investment operations[b]:
Net investment income	0.118 [c]	0.166 [c]	0.180	0.099
Net realized and unrealized gains (losses)	(0.051)	(0.066)	0.017	(0.123)

Total from investment operations	0.067	0.100	0.197	(0.024)

Less distributions from:

Net investment income	(0.097)	(0.160)	(0.217)	(0.096)
Net realized gains	—	(0.010)	—	—

Total distributions	(0.097)	(0.170)	(0.217)	(0.096)

Net asset value, end of period	$ 9.76	$ 9.79	$ 9.86	$ 9.88

Total return[d]	0.79%	1.02%	2.22%	(0.34)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.19%	0.97%	3.17%	3.47%
Expenses net of waiver and payments by affiliates[f]	0.90%	0.79%	0.67%	0.84%
Net investment income	2.42%	1.80%	1.83%	1.37%

Supplemental data
Net assets, end of period (000’s)	$2,142	$1,132	$10,443	$10,200
Portfolio turnover rate	7.34%	48.04%	90.37%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[g]	6.58%	19.40%	57.79%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1(f) regarding mortgage dollar rolls.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.73	$ 9.80	$ 9.86	$ 10.00

Income from investment operations[b]:
Net investment income	0.100 [c]	0.120	0.130	0.072
Net realized and unrealized gains (losses)	(0.043)	(0.062)	(0.006)	(0.131)

Total from investment operations	0.057	0.058	0.124	(0.059)

Less distributions from:

Net investment income	(0.087)	(0.118)	(0.184)	(0.081)
Net realized gains	—	(0.010)	—	—

Total distributions	(0.087)	(0.128)	(0.184)	(0.081)

Net asset value, end of period	$ 9.70	$ 9.73	$ 9.80	$ 9.86

Total return[d]	0.59%	0.49%	1.47%	(0.69)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.55%	1.58%	3.88%	3.98%
Expenses net of waiver and payments by affiliates[f]	1.26%	1.40%	1.38%	1.34%
Net investment income	2.06%	1.19%	1.12%	0.87%

Supplemental data
Net assets, end of period (000’s)	$303	$279	$245	$204
Portfolio turnover rate	7.34%	48.04%	90.37%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[g]	6.58%	19.40%	57.79%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1(f) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.78	$ 9.86	$ 9.86	$ 10.00

Income from investment operations[b]:
Net investment income	0.107 [c]	0.112	0.112	0.072
Net realized and unrealized gains (losses)	(0.044)	(0.058)	0.095	(0.127)

Total from investment operations	0.063	0.054	0.207	(0.055)

Less distributions from:

Net investment income	(0.093)	(0.124)	(0.207)	(0.085)
Net realized gains	—	(0.010)	—	—

Total distributions	(0.093)	(0.134)	(0.207)	(0.085)

Net asset value, end of period	$ 9.75	$ 9.78	$ 9.86	$ 9.86

Total return[d]	0.64%	0.54%	2.21%	(0.65)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.42%	1.47%	3.36%	3.84%

Expenses net of waiver and payments by affiliates[f]	1.13%	1.29%	0.86%	1.22%

Net investment income	2.19%	1.30%	1.64%	0.99%

Supplemental data
Net assets, end of period (000’s)	$52	$51	$60	$10
Portfolio turnover rate	7.34%	48.04%	90.37%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[g]	6.58%	19.40%	57.79%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1(f) regarding mortgage dollar rolls.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)
		Year Ended April 30,
		2018	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.79	$ 9.86	$ 9.88	$ 10.00

Income from investment operations[b]:
Net investment income	0.135 [c]	0.204	0.177	0.108
Net realized and unrealized gains (losses)	(0.049)	(0.088)	0.022	(0.124)

Total from investment operations	0.086	0.116	0.199	(0.016)

Less distributions from:

Net investment income	(0.116)	(0.176)	(0.219)	(0.104)
Net realized gains	—	(0.010)	—	—

Total distributions	(0.116)	(0.186)	(0.219)	(0.104)

Net asset value, end of period	$ 9.76	$ 9.79	$ 9.86	$ 9.88

Total return[d]	0.88%	1.18%	2.03%	(0.15)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.66%	0.86%	5.23%	3.72%
Expenses net of waiver and payments by affiliates[f]	0.59%	0.71%	0.71%	0.71%
Net investment income	2.73%	1.88%	1.79%	1.50%

Supplemental data
Net assets, end of period (000’s)	$411,574	$210,808	$10	$10
Portfolio turnover rate	7.34%	48.04%	90.37%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[g]	6.58%	19.40%	57.79%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1(f) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Flexible Alpha Bond Fund (continued)

	Six Months Ended
	October 31, 2018	Year Ended April 30,
	(unaudited)	2018	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.79	$ 9.85	$ 9.88	$ 10.00

Income from investment operations[b]:
Net investment income	0.133 [c]	0.194	0.166	0.107
Net realized and unrealized gains (losses)	(0.046)	(0.072)	0.023	(0.129)

Total from investment operations	0.087	0.122	0.189	(0.022)

Less distributions from:

Net investment income	(0.117)	(0.172)	(0.219)	(0.098)
Net realized gains	—	(0.010)	—	—

Total distributions	(0.117)	(0.182)	(0.219)	(0.098)

Net asset value, end of period	$ 9.76	$ 9.79	$ 9.85	$ 9.88

Total return[d]	0.89%	1.14%	2.13%	(0.31)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.90%	0.93%	3.22%	3.34%

Expenses net of waiver and payments by affiliates[f]	0.61%	0.75%	0.72%	0.71%

Net investment income	2.71%	1.84%	1.78%	1.50%

Supplemental data
Net assets, end of period (000’s)	$389	$425	$232	$344
Portfolio turnover rate	7.34%	48.04%	90.37%	40.12%
Portfolio turnover rate excluding mortgage dollar rolls[g]	6.58%	19.40%	57.79%	30.05%

aFor the period August 3, 2015 (commencement of operations) to April 30, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gSee Note 1(f) regarding mortgage dollar rolls.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2018 (unaudited)

Franklin Flexible Alpha Bond Fund

	Country	Shares		Value
Management Investment Companies (Cost $4,549,803) 1.1%
Diversified Financials 1.1%
Invesco Senior Loan ETF	United States	196,765		$4,527,563

		Principal Amount*
Corporate Bonds 26.0%
Automobiles & Components 0.2%
Aptiv Corp., senior bond, 4.15%, 3/15/24	United States	900,000		896,604

Banks 8.7%
[a]Banca Monte dei Paschi di Siena SpA,
secured note, Reg S, 2.875%, 7/16/62	Italy	1,500,000	EUR	1,816,115
secured note, Reg S, 2.125%, 11/26/63	Italy	2,000,000	EUR	2,314,398
[a]Banca Popolare di Milano Scarl,
secured note, Reg S, 0.875%, 9/14/23	Italy	900,000	EUR	1,016,900
secured note, Reg S, 0.625%, 6/08/24	Italy	2,800,000	EUR	3,087,682
[a]Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/23	Italy	1,700,000	EUR	1,918,117
[a]Banco Comercial Portugues SA, secured note, Reg S, 0.75%, 5/31/23	Portugal	900,000	EUR	1,031,707
Bank of America Corp.,
senior bond, 5.50%, 12/04/19	United States	75,000	GBP	100,005
senior note, 3.50%, 4/19/26	United States	2,300,000		2,190,254
senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	1,400,000		1,374,786
Bank of Nova Scotia, secured note, 1.875%, 4/26/22	Canada	100,000		96,661
Caixa Geral de Depositos SA,
secured note, 3.00%, 1/15/20	Portugal	2,000,000	EUR	2,278,879
[a]secured note, Reg S, 1.00%, 1/27/23	Portugal	100,000	EUR	115,712
Citigroup Inc.,
senior note, 2.65%, 10/26/20	United States	1,050,000		1,034,458
senior note, 3.40%, 5/01/26	United States	2,300,000		2,162,527
HSBC Holdings PLC,
senior note, 4.30%, 3/08/26	United Kingdom	1,400,000		1,380,722
senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	1,400,000		1,369,270
[b]ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	500,000		449,127
Industrial & Commercial Bank of China Ltd., senior note, 2.452%, 10/20/21	China	1,900,000		1,823,468
JPMorgan Chase & Co.,
senior bond, 3.30%, 4/01/26	United States	2,300,000		2,174,460
senior note, 2.40%, 6/07/21	United States	400,000		389,851
[b]Kookmin Bank, secured note, 144A, 2.25%, 2/03/22	South Korea	1,800,000		1,739,860
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		205,750
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	100,000		97,861
[b]Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	1,200,000		1,167,450
[b]The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	200,000		195,333
[a]Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,800,000	EUR	4,142,387
Wells Fargo & Co., senior note, 3.00%, 4/22/26	United States	600,000		553,567

				36,227,307

Consumer Durables & Apparel 0.0%†
KB Home, senior note, 8.00%, 3/15/20	United States	100,000		104,875

Consumer Services 0.1%
[b]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	525,000		500,719

franklintempleton.com	Semiannual Report	15

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Corporate Bonds (continued)
Diversified Financials 2.2%
Capital One Financial Corp.,
senior note, 3.05%, 3/09/22	United States	1,200,000	$1,171,653
senior note, 3.20%, 2/05/25	United States	3,100,000	2,900,692
[c]Deutsche Bank AG, senior note, FRN, 3.632%, (3-month USD LIBOR + 1.31%), 8/20/20	Germany	100,000	99,888
[b]Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	250,000	241,159
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	2,000,000	1,939,387
[c]senior note, FRN, 3.534%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	500,000	507,086
[b]ICBCIL Finance Co. Ltd., senior note, 144A, 2.50%, 9/29/21	China	500,000	476,120
Morgan Stanley, senior note, 3.70%, 10/23/24	United States	1,400,000	1,367,872
Navient Corp., senior bond, 8.00%, 3/25/20	United States	400,000	418,500
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	60,000	61,500

			9,183,857

Energy 2.5%
Anadarko Petroleum Corp., senior bond, 3.45%, 7/15/24	United States	1,350,000	1,284,220
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,700,000	1,618,391
[b]CNPC General Capital Ltd., senior note, 144A, 3.40%, 4/16/23	China	2,100,000	2,046,891
Energy Transfer LP, senior bond, first lien, 7.50%, 10/15/20	United States	750,000	795,939
Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	1,450,000	1,421,325
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	100,000	97,738
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	50,000	46,489
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	1,250,000	1,317,267
[b]Sinopec Group Overseas Development 2015 Ltd., senior note, 144A, 2.50%, 4/28/20	China	1,800,000	1,773,873
[b]Woodside Finance Ltd., senior note, 144A, 3.65%, 3/05/25	Australia	100,000	95,952

			10,498,085

Food & Staples Retailing 0.3%
Safeway Inc., senior bond, 5.00%, 8/15/19	United States	1,000,000	1,010,000

Food, Beverage & Tobacco 1.0%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	1,400,000	1,329,961
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	50,000	44,886
[b]Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	1,695,000	1,667,093
Kraft Heinz Foods Co.,
senior bond, 3.00%, 6/01/26	United States	600,000	536,456
senior note, 3.50%, 7/15/22	United States	350,000	346,008
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	99,634

			4,024,038

Health Care Equipment & Services 1.1%
Anthem Inc., senior note, 2.95%, 12/01/22	United States	600,000	580,323
[b]Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,000,000	1,017,500
CVS Health Corp., senior note, 3.70%, 3/09/23	United States	1,700,000	1,681,289
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	298,451
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	United States	950,000	996,312
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	90,000	90,563
[b]Universal Health Services Inc., senior secured note, first lien, 144A, 3.75%, 8/01/19	United States	50,000	50,031

			4,714,469

16	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Corporate Bonds (continued)
Insurance 0.5%
[b]Athene Global Funding, secured note, 144A, 3.00%, 7/01/22	United States	1,850,000	$1,791,245
[b]Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21	United States	50,000	48,606
secured note, 144A, 2.10%, 10/25/21	United States	25,000	23,970

			1,863,821

Materials 1.1%
Freeport-McMoRan Inc., senior note, 4.00%, 11/14/21	United States	915,000	894,412
[b]Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	1,300,000	1,245,192
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	1,500,000	1,496,475
[b]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	950,000	945,250

			4,581,329

Media & Entertainment 0.3%
[b]Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	1,200,000	1,157,172

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	900,000	868,486
Amgen Inc.,
senior note, 2.60%, 8/19/26	United States	1,100,000	986,137
senior note, 3.20%, 11/02/27	United States	550,000	506,846
[b]Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	400,000	394,391
Celgene Corp.,
senior bond, 3.875%, 8/15/25	United States	200,000	193,254
senior bond, 3.45%, 11/15/27	United States	1,100,000	1,004,449
[b]SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	400,000	392,628

			4,346,191

Real Estate 0.6%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	400,000	379,897
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	500,000	490,083
senior bond, 3.375%, 10/15/26	United States	700,000	644,207
Crown Castle International Corp., senior note, 3.15%, 7/15/23	United States	600,000	576,532
Prologis LP, senior note, 4.25%, 8/15/23	United States	200,000	205,754

			2,296,473

Retailing 0.4%
Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23	China	1,100,000	1,053,926
Amazon.com Inc., senior note, 2.40%, 2/22/23	United States	300,000	286,891
[b]PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	550,000	387,750

			1,728,567

Semiconductors & Semiconductor Equipment 0.3%
Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	1,300,000	1,211,616

Software & Services 0.3%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	1,400,000	1,382,721

Technology Hardware & Equipment 0.0%†
[b]Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000	100,125
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	50,000	48,341

			148,466

franklintempleton.com	Semiannual Report	17

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*		Value
Corporate Bonds (continued)
Telecommunication Services 0.8%
Telefonica Emisiones S.A.U., senior note, 4.103%, 3/08/27	Spain	1,800,000		$1,713,492
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	1,650,000		1,578,517

				3,292,009

Transportation 0.6%
[b]Air Canada 2017-1AA PTT, secured bond, 144A, 3.30%, 7/15/31	Canada	100,000		93,956
[b]American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	530,000		537,287
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 12/15/29	United States	46,100		43,576
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	1,450,000		1,387,456
[b]Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 3.375%, 3/22/27	Australia	500,000		460,578

				2,522,853

Utilities 3.9%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	35,000		33,294
[a]CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	2,100,000		1,965,222
[b]Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	200,000		184,393
Dominion Energy Inc.,
senior bond, 3.90%, 10/01/25	United States	50,000		48,855
senior bond, 2.85%, 8/15/26	United States	2,500,000		2,267,526
Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	100,000		100,952
[b,d]EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	2,200,000		2,136,695
[b]Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,400,000		1,328,082
[b]Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	500,000		499,083
The Southern Co., senior bond, 3.25%, 7/01/26	United States	2,350,000		2,182,907
[b]State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	3,500,000		3,289,020
[b]Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25	China	2,100,000		2,029,997

				16,066,026

Total Corporate Bonds (Cost $111,317,668)				107,757,198

Foreign Government and Agency Securities 1.9%
[b]The Export-Import Bank of China,
senior note, 144A, 2.50%, 7/31/19	China	200,000		198,871
senior note, 144A, 3.625%, 7/31/24	China	2,100,000		2,059,974
[b]The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	3,400,000		3,125,035
The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	1,100,000		1,029,028
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	17,226
[b]Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,000,000		1,011,285
The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	600,000		590,907

Total Foreign Government and Agency Securities (Cost $8,220,570)				8,032,326

U.S. Government and Agency Securities 1.0%
[e]U.S. Treasury Note,
Index Linked, 0.25%, 1/15/25	United States	1,426,489		1,355,864
Index Linked, 0.125%, 7/15/26	United States	2,945,316		2,742,653

Total U.S. Government and Agency Securities (Cost $4,252,958)				4,098,517

18	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 50.2%
Banks 0.4%
[b,f]DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 2.98%, (1-month USD LIBOR + 0.70%), 6/15/34	United States	1,500,000	$1,500,754
[f]Impac Secured Assets Corp., 2004-4, M1, FRN, 3.046%, (1-month USD LIBOR + 0.765%), 2/25/35	United States	21,522	21,587

			1,522,341

Diversified Financials 49.6%
[b,f]Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.957%, (3-month USD LIBOR + 1.65%), 7/20/31	United States	2,300,000	2,298,873
[b,f]AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.449%, (3-month USD LIBOR + 2.10%), 11/02/30	United States	400,000	395,408
[b,f]Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.119%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	600,000	600,330
[b,f]Atrium XIII,
2013A, B, 144A, FRN, 3.977%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,000,000	1,996,600
2013A, C, 144A, FRN, 4.277%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	600,000	595,452
[b]BAMLL Commercial Mortgage Securities Trust,
2012-PARK, A, 144A, 2.959%, 12/10/30	United States	100,000	98,586
2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000	579,876
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000	99,301
[b,f]Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.881%, (1-month USD LIBOR + 1.60%), 4/25/28	Bermuda	1,320,000	1,327,581
[g]BENCHMARK Mortgage Trust, 2018-B1, A5, FRN, 3.666%, 1/15/51	United States	1,542,000	1,509,330
[b,f]Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.42%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	500,000	499,500
[b,g]BlueMountain CLO Ltd.,
2018-3A, B, 144A, FRN, 4.206%, 10/25/30	United States	3,000,000	2,999,460
2018-3A, C, 144A, FRN, 4.636%, 10/25/30	United States	1,428,570	1,428,313
[b,h,i]BlueMountain CLO XXIII Ltd.,
2018-23A, B, 144A, FRN, 10/20/31	United States	1,000,000	1,000,000
2018-23A, C, 144A, FRN, 10/20/31	United States	694,444	694,444
[b,f]BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.819%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	60,000	60,350
[b,f]BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.548%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	250,000	251,245
[b,f]BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 4.039%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	1,900,000	1,878,245
[b,g]BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.03%, 11/15/35	United States	1,020,000	1,029,807
[b]BXP Trust, 2017-GM, A, 144A, 3.379%, 6/13/39	United States	2,000,000	1,916,055
[f]Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 3.01%, (1-month USD LIBOR + 0.73%), 1/18/22	United States	150,000	150,302
[b,f]Carlyle Global Market Strategies CLO Ltd.,
2014-4RA, A1B, 144A, FRN, 3.786%, (3-month USD LIBOR + 1.35%), 7/15/30	United States	2,750,000	2,749,697
2014-4RA, C, 144A, FRN, 5.336%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	750,000	744,465

franklintempleton.com	Semiannual Report	19

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b,g]Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.636%, 10/15/31	United States	800,000	$801,400
[b,f]Carlyle U.S. CLO Ltd.,
2017-2A, B, 144A, FRN, 4.869%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	60,000	60,188
2017-4A, B, 144A, FRN, 4.286%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	1,107,000	1,103,125
2017-4A, C, 144A, FRN, 5.236%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000	394,088
[g]CD Mortgage Trust, 2016-CD2, A4, FRN, 3.526%, 11/10/49	United States	1,500,000	1,459,247
[b,g]CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%, 3/13/35	United States	450,000	441,086
[b,g]CIM Trust, 2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	1,324,289	1,316,427
[b,g]Colombia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 4.899%, 10/25/28	United States	769,231	769,616
[b]COMM Mortgage Trust,
[g]2014-277P, A, 144A, FRN, 3.611%, 8/10/49	United States	900,000	897,607
2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	579,054
[g]Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	66,097	72,303
[b]Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	28,460	28,166
[b,f]Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.219%, (3-month USD LIBOR + 1.75%), 4/20/28	United States	1,350,000	1,346,760
[b,g]Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 4.436%, 7/15/30	United States	2,500,000	2,486,675
[b,g]Dryden 45 Senior Loan Fund,
2016-45A, A2R, 144A, FRN, 3.836%, 10/15/30	United States	1,000,000	1,000,040
2016-45A, BR, 144A, FRN, 4.136%, 10/15/30	United States	1,000,000	1,000,050
2016-45A, CR, 144A, FRN, 4.636%, 10/15/30	United States	1,250,000	1,250,050
[b,f]Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.799%, (3-month USD LIBOR + 2.35%), 7/18/30	United States	60,000	60,127
[b,f]Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.836%, (3-month USD LIBOR + 1.40%), 1/15/31	United States	1,000,000	989,900
2017-53A, C, 144A, FRN, 4.136%, (3-month USD LIBOR + 1.70%), 1/15/31	United States	1,000,000	987,100
[b,h,i]Dryden 61 CLO Ltd., 61A, A2, FRN, 1/17/32	United States	2,000,000	2,000,000
[b,f]Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.415%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	3,000,000	2,985,270
2018-64A, C, 144A, FRN, 4.195%, (3-month USD LIBOR + 1.75%), 4/18/31	United States	750,000	743,842
[b,g]Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	2,005,000	1,980,105
[b,f]Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 4.119%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	500,000	499,715
[f]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.481%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	430,828	442,130
2014-DN2, M3, FRN, 5.881%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	2,000,000	2,206,550
2014-DN3, M3, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	203,490	221,225
2014-DN4, M3, FRN, 6.831%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	1,703,728	1,884,060
2014-HQ2, M2, FRN, 4.481%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	430,224	442,267
2014-HQ2, M3, FRN, 6.031%, (1-month USD LIBOR + 3.75%), 9/25/24	United States	2,500,000	2,865,922
2014-HQ3, M3, FRN, 7.031%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	270,871	299,151
2015-DN1, M3, FRN, 6.431%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	681,604	730,312
2015-DNA1, M2, FRN, 4.131%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	213,380	216,811
2015-DNA1, M3, FRN, 5.581%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,000,000	2,239,388
2015-DNA2, M2, FRN, 4.881%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	126,898	129,365
2015-DNA2, M3, FRN, 6.181%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	2,850,000	3,144,406
2015-DNA3, M2, FRN, 5.131%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	433,386	447,388
2015-DNA3, M3, FRN, 6.981%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	2,500,000	2,958,575

20	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f]FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-HQ1, M2, FRN, 4.487%, (1-month USD LIBOR + 2.20%), 3/25/25	United States	84,178	$84,403
2015-HQ1, M3, FRN, 6.087%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	550,000	583,058
2015-HQ2, M3, FRN, 5.537%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	1,500,000	1,669,014
2015-HQA1, M3, FRN, 6.981%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	2,000,000	2,277,563
2015-HQA2, M2, FRN, 5.081%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	272,839	280,170
2015-HQA2, M3, FRN, 7.081%, (1-month USD LIBOR + 4.80%), 5/25/28	United States	2,000,000	2,312,272
2016-DNA1, M3, FRN, 7.837%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	1,550,000	1,865,316
2016-DNA2, M2, FRN, 4.481%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	300,946	303,842
2016-DNA2, M3, FRN, 6.931%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	1,800,000	2,066,134
2016-DNA3, M2, FRN, 4.281%, (1-month USD LIBOR + 2.00%), 12/25/28	United States	311,101	314,624
2016-HQA2, M2, FRN, 4.531%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	455,537	464,825
2016-HQA2, M3, FRN, 7.431%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	2,000,000	2,349,024
2016-HQA3, M1, FRN, 3.081%, (1-month USD LIBOR + 0.80%), 3/25/29	United States	110,793	110,870
2016-HQA3, M2, FRN, 3.631%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	2,350,000	2,384,981
2016-HQA4, M2, FRN, 3.581%, (1-month USD LIBOR + 1.30%), 4/25/29	United States	700,000	708,386
2013-DN2, M2, FRN, 6.531%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	1,835,477	2,030,484
[b,f]Flagship CLO VIII Ltd., 2014-8A, CRR, 144A, FRN, 4.236%, (3-month USD LIBOR + 1.80%), 1/16/26	United States	1,400,000	1,394,568
[b,g]Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	United States	1,450,000	1,452,890
[f]FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 4.281%, (1-month USD LIBOR + 2.00%), 10/25/23	United States	1,572	1,574
2013-C01, M2, FRN, 7.531%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	2,000,000	2,291,768
2014-C01, M2, FRN, 6.681%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	3,300,000	3,736,180
2014-C02, 1M2, FRN, 4.881%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,820,000	1,935,890
2014-C02, 2M2, FRN, 4.881%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	2,819,215	2,984,871
2014-C03, 1M2, FRN, 5.281%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	1,313,579	1,400,270
2014-C03, 2M2, FRN, 5.181%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	2,665,343	2,850,286
2014-C04, 1M1, FRN, 7.181%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	714,333	816,783
2014-C04, 2M2, FRN, 7.281%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	498,779	562,583
2015-C01, 1M2, FRN, 6.581%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	32,410	35,588
2015-C01, 2M2, FRN, 6.831%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	129,896	140,160
2015-C02, 1M2, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	468,090	513,465
2015-C02, 2M2, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	147,746	159,401
2015-C03, 1M2, FRN, 7.281%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	2,786,680	3,137,063
2015-C03, 2M2, FRN, 7.281%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	731,959	813,727
2016-C01, 1M2, FRN, 9.031%, (1-month USD LIBOR + 6.75%), 8/25/28	United States	2,666,493	3,200,770
2017-C01, 1B1, FRN, 8.031%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	33,000	39,898
2018-C04, 2M1, FRN, 3.031%, (1-month USD LIBOR + 0.75%), 12/25/30	United States	757,865	758,182
[b,g]FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50	United States	450,000	432,511
[b,h,i]Galaxy XXVI CLO Ltd.,
2018-26A, A, 144A, FRN, 11/22/31	United States	685,921	685,921
2018-26A, B, 144A, FRN, 11/22/31	United States	600,000	600,000
[b,f]Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.335%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	2,500,000	2,488,800
2018-27A, C, 144A, FRN, 4.115%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	1,450,000	1,448,608
2018-27A, C, 144A, FRN, 5.065%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	300,000	298,965
[b,f]Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 4.036%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	3,000,000	3,001,650
2017-1A, D, 144A, FRN, 5.386%, (3-month USD LIBOR + 2.95%), 10/15/30	United States	400,000	400,500

franklintempleton.com	Semiannual Report	21

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
GS Mortgage Securities Trust,
2016-GS3, A4, 2.85%, 10/10/49	United States	600,000	$558,455
2017-GS5, A4, 3.674%, 3/10/50	United States	2,600,000	2,552,273
2017-GS6, A3, 3.433%, 5/10/50	United States	2,000,000	1,923,658
[b,f]Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 4.183%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	400,000	398,752
[b]Invitation Homes Trust,
[f] 2017-SFR2, A, 144A, FRN, 3.14%, (1-month USD LIBOR + 0.85%), 12/17/36	United States	3,345,149	3,353,808
[f] 2018-SFR1, A, 144A, FRN, 2.99%, (1-month USD LIBOR + 0.70%), 3/17/37	United States	1,588,306	1,588,326
[f] 2018-SFR3, A, 144A, FRN, 3.29%, (1-month USD LIBOR + 1.00%), 7/17/37	United States	1,129,791	1,130,530
[g,h] 2018-SFR4, A, 144A, FRN, 3.35%, 1/17/38	United States	1,370,000	1,370,000
[b,g]J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, A, 144A, FRN, 2.854%, 10/06/38	United States	600,000	556,104
JPMBB Commercial Mortgage Securities Trust,
2015-C30, A5, 3.822%, 7/15/48	United States	1,500,000	1,496,731
[g] 2015-C30, AS, FRN, 4.226%, 7/15/48	United States	450,000	452,855
2016-C1, A5, 3.576%, 3/15/49	United States	1,500,000	1,468,565
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, A5, 3.49%, 7/15/50	United States	2,100,000	2,024,547
[g,j]JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 1.018%, 3/15/50	United States	196,407	12,034
[b,f]LCM 26 Ltd., 26A, C, 144A, FRN, 4.269%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	400,000	395,596
[b,h,i]LCM 28 Ltd.,
28A, B, 144A, FRN, 10/20/30	United States	1,000,000	1,000,000
28A, C, 144A, FRN, 10/20/30	United States	500,000	500,000
[b,f]Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.824%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	1,000,000	991,220
2017-1A, B, 144A, FRN, 4.149%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	1,000,000	982,140
[b,h,i]Madison Park Funding XXIX Ltd.,
2018-29A, A2, 144A, FRN, 10/18/30	United States	1,468,182	1,468,182
2018-29A, B, 144A, FRN, 10/18/30	United States	3,000,000	3,000,000
2018-29A, C, 144A, FRN, 10/18/30	United States	766,129	766,129
2018-29A, D, 144A, FRN, 10/18/30	United States	600,000	600,000
[b,g]Madison Park Funding XIV Ltd.,
2014-14A, A2RR, 144A, FRN, 3.869%, 10/22/30	United States	1,000,000	999,940
2014-14A, BRR, 144A, FRN, 4.169%, 10/22/30	United States	1,500,000	1,499,580
2014-14A, CRR, 144A, FRN, 4.669%, 10/22/30	United States	562,500	562,331
[b,f]Magnetite XVIII Ltd., 2016-18A, C, 144A, FRN, 4.664%, (3-month USD LIBOR + 2.35%), 11/15/28	United States	1,867,000	1,868,662
[b,g]Mill City Mortgage Loan Trust, 2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	2,358,529	2,337,534
[b]Morgan Stanley Capital I Trust, 2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000	449,835
[b,f]Neuberger Berman Loan Advisers CLO Ltd., 2017-26A, B, 144A, FRN, 3.945%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	539,475	536,540
[b,f]Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 5.136%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	350,000	347,039
[b,g]Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.536%, 7/15/30	United States	1,565,000	1,562,715

22	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b,f]Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 3.969%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	2,000,000	$1,992,740
2017-1A, B, 144A, FRN, 4.319%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000	495,710
2017-1A, C, 144A, FRN, 5.219%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000	248,297
[b,f]Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.468%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	500,000	500,660
[b,f]Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.636%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	1,200,000	1,198,836
2015-1A, CR, 144A, FRN, 4.286%, (3-month USD LIBOR + 1.85%), 7/15/27	United States	2,000,000	2,002,640
2015-1A, DR, 144A, FRN, 4.986%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	300,000	298,491
[b]Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	290,000	287,100
[b,g]Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.49%, 7/25/31	United States	1,700,000	1,694,645
[b,f]Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.681%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	630,000	631,269
[b,f]TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 4.84%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	2,000,000	2,007,460
[b]TCI-Flatiron CLO Ltd.,
[g]2017-1A, A, 144A, FRN, 3.512%, 11/17/30	United States	2,000,000	2,001,520
[f]2017-1A, B, 144A, FRN, 3.872%, (3-month USD LIBOR + 1.56%), 11/17/30	United States	2,000,000	1,994,060
[f]2017-1A, C, 144A, FRN, 4.162%, (3-month USD LIBOR + 1.85%), 11/17/30	United States	1,200,000	1,190,196
[f]2017-1A, D, 144A, FRN, 5.062%, (3-month USD LIBOR + 2.75%), 11/17/30	United States	250,000	246,660
[g]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.518%, 4/25/45	United States	26,673	26,989
[b]Towd Point Mortgage Trust,
[g]2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	385,264	385,782
[g]2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	1,919,268	1,877,366
[g]2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	1,215,792	1,183,846
[g] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	468,775	457,463
[g]2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	1,421,414	1,392,526
[g]2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	1,390,986	1,362,446
[g]2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	272,917	265,728
[f]2017-5, A1, 144A, FRN, 2.887%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	159,816	160,038
[g]2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	620,657	608,420
[g]2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	302,008	298,063
[g]2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	1,959,199	1,903,975
[g]2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	652,576	645,038
[b]Voya CLO Ltd.,
[f]2013-2A, A1R, 144A, FRN, 3.46%, (3-month USD LIBOR + 0.97%), 4/25/31	United States	2,000,000	1,990,000
[f]2013-2A, BR, 144A, FRN, 4.34%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	2,000,000	1,990,600
[f]2014-1A, BR2, 144A, FRN, 4.345%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	2,750,000	2,746,700
[g]2016-3A, A2R, 144A, FRN, 3.871%, 10/18/31	United States	1,636,364	1,636,364
[f]2017-2A, B, 144A, FRN, 4.786%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	1,000,000	1,002,770

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b,f]Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.269%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	2,000,000	$1,993,660
Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A4, 2.918%, 11/15/49	United States	1,500,000	1,400,227
[b,g]Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	United States	910,000	895,985
[b,f]West CLO Ltd., 2014-1A, A2R, 144A, FRN, 3.795%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	170,000	170,000

			205,708,900

Real Estate 0.2%
[b] American Homes 4 Rent, 2014-SFR3, A, 144A, 3.678%, 12/17/36	United States	754,475	746,086
[b,f] Colony American Homes, 2015-1A, A, 144A, FRN, 3.487%, (1-month USD LIBOR + 1.20%), 7/17/32	United States	100,589	100,678

			846,764

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $209,277,277)			208,078,005

Mortgage-Backed Securities (Cost $258,612) 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 3.50%, 7/01/56	United States	251,403	244,228

Municipal Bonds 0.2%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	United States	100,000	113,844
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/22	United States	125,000	134,748
Colorado State Board of Governors University Enterprise System Revenue, Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	114,173
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000	102,049
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	13,751
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.226%, 8/01/27	United States	190,000	182,119
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties, Refunding, 4.00%, 12/01/26	United States	100,000	105,256
Texas State GO, Transportation Commission Highway Improvement, Series A, 5.00%, 4/01/21	United States	5,000	5,332

Total Municipal Bonds (Cost $782,888)			771,272

	Number of Contracts	Notional Amount*
Options Purchased 0.1%
Puts - Over-the-Counter
Credit Default Swaptions 0.1%
Buy protection on CDX.NA.HY.31, Premium Rate 5.00%, Strike Price $106.50, Counterparty SMB, Expires 2/20/19	1	7,000,000	202,811
Buy Protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $60, Counterparty JPHQ, Expires 12/19/18	1	13,000,000	37,076
Buy protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $62.50, Counterparty SMB, Expires 11/21/18	1	8,750,000	13,825

			253,712

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Number of Contracts	Notional Amount*	Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Interest Rate Swaptions 0.0%†
Receive float 1 year USD LIBOR, Pay fixed 3.60%, Counterparty SMB, Expires 1/22/19	1	13,500,000	$124,119
Receive float 3 month USD LIBOR, Pay fixed 3.42%, Counterparty SMB, Expires 2/05/19	1	8,000,000	40,904

			165,023

Total Options Purchased (Cost $319,777)			418,735

Total Investments before Short Term Investments (Cost $338,979,553)			333,927,844

	Country	Principal Amount*
Short Term Investments 24.2%

Corporate Bonds (Cost $300,851) 0.0%†
Diversified Financials 0.0%†
Navient Corp., senior note, 5.50%, 1/15/19	United States	300,000	301,500

Total Investments before Money Market Funds (Cost $339,280,404)			334,229,344

		Shares
Money Market Funds (Cost $100,219,262) 24.2%
[k,l]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	100,219,262	100,219,262

Total Investments (Cost $439,499,666) 104.8%			434,448,606
Options Written (0.0)%†			(123,469)
TBA Sale Commitments (0.1)%			(292,066)
Other Assets, less Liabilities (4.7)%			(19,573,538)

Net Assets 100.0%			$414,459,533

		Principal Amount*
TBA Sale Commitments (Proceeds $293,344) (0.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.1)%
[m]FNMA 30 Year, 3.50%, 10/01/48	United States	300,000	$(292,066)

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Number of Contracts	Notional Amount*	Value
[n]Options Written (0.0)%†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.31, Premium Rate 5.00%, Strike Price $104.50, Counterparty SMB, Expires 2/20/19	1	7,000,000	$(111,594)
Buy Protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $75, Counterparty JPHQ, Expires 12/19/18	1	13,000,000	(10,361)
Buy protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $80, Counterparty SMB, Expires 11/21/18	1	8,750,000	(1,514)

Total Options Written (Premiums received $62,463)			$(123,469)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $17,408,240, representing 4.2% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $164,300,319, representing 39.6% of net assets.

cThe coupon rate shown represents the rate at period end.

dPerpetual security with no stated maturity date.

ePrincipal amount of security is adjusted for inflation. See Note 1(h).

fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

gAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

hSecurity purchased on a when-issued basis. See Note 1(c).

iThe coupon rate will be determined at time of issue.

jInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

kSee Note 3(f) regarding investments in affiliated management investment companies.

lThe rate shown is the annualized seven-day effective yield at period end.

mSecurity sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

nSee Note 1(d) regarding written options.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At October 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond	Long	63	$5,771,100	12/17/18	$ 10,572
Canadian 10 Yr. Bond	Long	55	5,522,357	12/18/18	(53,369)
Euro-Bund	Short	69	12,520,352	12/06/18	(67,518)
U.S. Treasury 2 Yr. Note	Short	308	64,882,125	12/31/18	125,886
U.S. Treasury 5 Yr. Note	Short	308	34,613,906	12/31/18	177,023
U.S. Treasury 10 Yr. Note	Short	187	22,147,813	12/19/18	171,974
Ultra 10 Yr. U.S. Treasury Note	Long	11	1,376,203	12/19/18	(32,685)

Total Futures Contracts					$331,883

*As of period end.

At October 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Canadian Dollar	UBSW	Buy	26,000	27,915	AUD	11/02/18	$—	$(5)
Canadian Dollar	UBSW	Sell	26,000	26,805	AUD	11/02/18	—	(781)
Indonesian Rupiah	JPHQ	Buy	16,736,500,000	1,124,182		11/27/18	—	(28,758)
Mexican Peso	RBS	Buy	23,658,000	1,232,197		11/28/18	—	(73,047)
Philippine Peso	JPHQ	Sell	67,100,000	1,233,972		11/29/18	—	(21,871)
Japanese Yen	JPHQ	Buy	188,300,000	1,681,527		11/30/18	—	(9,810)
Japanese Yen	JPHQ	Sell	188,300,000	1,684,860		11/30/18	13,144	—
Polish Zloty	RBS	Buy	1,550,000	425,252		12/03/18	—	(21,068)
Swedish Krona	UBSW	Buy	19,735,000	2,203,179		12/05/18	—	(40,922)
Swedish Krona	UBSW	Sell	7,000,000	799,360		12/05/18	32,409	—
Canadian Dollar	UBSW	Sell	2,557,000	1,968,634		12/06/18	24,471	—
Japanese Yen	JPHQ	Buy	35,719,260	324,259		12/17/18	—	(6,514)
Japanese Yen	JPHQ	Sell	35,719,260	324,187		12/17/18	6,442	—
Australian Dollar	UBSW	Sell	1,820,000	1,310,768		12/27/18	21,651	—
Euro	UBSW	Sell	2,177,000	2,574,607		12/27/18	96,199	—
Norwegian Krone	UBSW	Buy	1,690,000	206,669		1/15/19	—	(5,527)
British Pound	UBSW	Sell	82,000	108,839		1/18/19	3,646	—
Indian Rupee	RBS	Buy	87,750,000	1,183,181		1/29/19	—	(13,025)
Canadian Dollar	RBS	Sell	91,000	69,705		1/30/19	434	—
Mexican Peso	JPHQ	Buy	16,500,000	811,768		2/05/19	—	(12,682)
Canadian Dollar	UBSW	Sell	26,000	27,934	AUD	2/11/19	7	—
Euro	JPHQ	Buy	1,200,000	1,383,657		3/14/19	—	(7,939)
Euro	JPHQ	Sell	1,200,000	1,403,160		3/14/19	27,443	—
Euro	JPHQ	Buy	1,500,000	1,729,746		3/15/19	—	(9,950)
Chinese Yuan Renminbi	JPHQ	Sell	5,800,000	827,862		4/26/19	2,661	—

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	JPHQ	Sell	86,300	115,081	8/15/19	$3,184	$—

Total Forward Exchange Contracts						$231,691	$(251,899)

Net unrealized appreciation (depreciation)							$(20,208)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At October 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Navient Corp.	(5.00)%	Quarterly		3/20/19	$300,000	$(7,129)	$(4,746)	$(2,383)
Contracts to Sell Protection[c,d]
Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	400,000	(18,566)	(17,477)	(1,089)	Investment

									Grade
Total Centrally Cleared Swap Contracts.						$(25,695)	$(22,223)	$(3,472)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name
The AES Corp.	(5.00)%	Quarterly	JPHQ	6/20/22	$35,000	$(5,250)	$(3,435)	$(1,815)
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/22	150,000	(22,859)	(22,652)	(207)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	100,000	(15,240)	(15,272)	32
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	150,000	(22,859)	(22,770)	(89)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/19	400,000	(22,826)	(18,955)	(3,871)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/19	130,000	(7,418)	(6,082)	(1,336)
Boyd Gaming Corp.	(5.00)%	Quarterly	BZWS	6/20/22	525,000	(74,497)	(72,027)	(2,470)
Dish DBS Corp.	(5.00)%	Quarterly	BZWS	12/20/20	175,000	(12,946)	(10,873)	(2,073)
Dish DBS Corp.	(5.00)%	Quarterly	JPHQ	6/20/21	470,000	(31,403)	(18,153)	(13,250)
Energy Transfer LP	(5.00)%	Quarterly	MSCO	12/20/20	750,000	(77,204)	(67,501)	(9,703)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	700,000	15,528	7,070	8,458
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	166,667	3,944	8,850	(4,906)
KB Home	(5.00)%	Quarterly	JPHQ	3/20/20	100,000	(6,662)	(4,933)	(1,729)
Nabors Industries Inc.	(1.00)%	Quarterly	JPHQ	6/20/20	5,000	(10)	74	(84)
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	400,000	(26,247)	(20,145)	(6,102)
PHH Corp.	(5.00)%	Quarterly	BZWS	9/20/19	200,000	(9,552)	(796)	(8,756)
Safeway Inc.	(5.00)%	Quarterly	BZWS	6/20/19	1,000,000	(34,272)	(22,457)	(11,815)
Sanmina Corp.	(5.00)%	Quarterly	BZWS	6/20/19	100,000	(3,628)	(2,735)	(893)

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Springleaf Finance Corp.	(5.00)%	Quarterly	GSCO	6/20/20	60,000	(4,378)	(1,186)	(3,192)
Tenet Healthcare Corp.	(5.00)%	Quarterly	BZWS	3/20/19	90,000	(2,135)	(782)	(1,353)
Universal Health Services Inc.	(5.00)%	Quarterly	BZWS	9/20/19	50,000	(2,449)	(1,841)	(608)
Contracts to Sell Protection[c,d]

Single Name
American Tower Corp.	1.00%	Quarterly	GSCO	3/20/21	$100,000	$(59)	$(894)	$835	BBB-
Capital One Financial Corp.	1.00%	Quarterly	JPHQ	12/20/22	150,000	2,509	2,153	356	BBB
Dish DBS Corp.	5.00%	Quarterly	BZWS	12/20/22	175,000	3,840	7,473	(3,633)	B
Dish DBS Corp.	5.00%	Quarterly	JPHQ	6/20/23	470,000	(2,271)	(5,767)	3,496	B
General Electric Co.	1.00%	Quarterly	BZWS	12/20/23	400,000	(8,226)	(1,649)	(6,577)	BBB+
General Electric Co.	1.00%	Quarterly	CITI	12/20/23	840,000	(17,275)	4,080	(21,355)	BBB+
General Electric Co.	1.00%	Quarterly	CITI	12/20/23	440,000	(9,049)	(2,120)	(6,929)	BBB+
General Electric Co.	1.00%	Quarterly	JPHQ	12/20/23	200,000	(3,838)	(4,071)	233	BBB+
Goldman Sachs Group Inc.	1.00%	Quarterly	BZWS	12/20/22	250,000	4,063	3,904	159	BBB+
Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	12/20/22	150,000	2,438	2,318	120	BBB+
Government of Argentina	5.00%	Quarterly	CITI	12/20/23	630,000	(24,024)	(36,656)	12,632	B+
Government of China	1.00%	Quarterly	CITI	12/20/23	4,150,000	59,579	74,343	(14,764)	A+
Government of Indonesia	1.00%	Quarterly	CITI	12/20/23	2,925,000	(72,600)	(65,012)	(7,588)	BBB-
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	700,000	(44,217)	(31,002)	(13,215)	NR
Morgan Stanley	1.00%	Quarterly	BZWS	12/20/22	250,000	4,752	4,377	375	BBB+
Nabors Industries Inc.	1.00%	Quarterly	JPHQ	6/20/22	5,000	(304)	(475)	171	BB
Sprint Communications Inc.	5.00%	Quarterly	JPHQ	9/20/20	12,000	999	—	999	B

Traded Index
[e]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	500,000	(5,005)	—	(5,005)	Non-
									Investment Grade
[e]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	300,000	243	—	243	Non-
									Investment Grade
[e]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	1,650,000	4,919	—	4,919	Non-
									Investment Grade
[e]Citibank Bespoke Boulder Index, Mezzanine Tranche 5-10%	1.18%	Quarterly	CITI	12/20/19	3,000,000	12,582	—	12,582	Non-
									Investment Grade

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d] (continued)
Traded Index (continued)
[e]Citibank Bespoke Boulder Index, Mezzanine Tranche 5-15%	1.24%	Quarterly	CITI	12/20/19	$1,600,000	$11,914	$—	$ 11,914	Non-
									Investment Grade
[e]Citibank Bespoke Broker Index, Mezzanine Tranche 3-7%	1.30%	Quarterly	CITI	6/20/19	1,900,000	4,049	—	4,049	Non-
									Investment Grade
[e]Citibank Bespoke Broker Index, Mezzanine Tranche 3-7%	1.40%	Quarterly	CITI	6/20/19	1,500,000	4,316	—	4,316	Non-
									Investment Grade
[e]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	500,000	(87,430)	(46,534)	(40,896)	Non-
									Investment Grade
[e]Citibank Bespoke Hong Kong Index, Mezzanine Tranche 3-5%	1.00%	Quarterly	CITI	12/20/18	30,000	39	(88)	127	Non-
									Investment Grade
[e]Citibank Bespoke Index, Mezzanine Tranche 6-10%	0.63%	Quarterly	CITI	12/20/18	1,000,000	599	—	599	Non-
									Investment Grade
[e]Citibank Bespoke Lima Index, Mezzanine Tranche 5-7%	2.13%	Quarterly	CITI	12/20/19	650,000	3,815	—	3,815	Non-
									Investment Grade
[e]Citibank Bespoke Lisbon Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/19	10,000	(638)	(752)	114	Non-
									Investment Grade
[e]Citibank Bespoke Lisbon Index, Mezzanine Tranche 3-7%	0.79%	Quarterly	CITI	6/20/19	1,100,000	(1,957)	—	(1,957)	Non-
									Investment Grade
[e]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	15,000	(2,199)	(1,713)	(486)	Non-
									Investment Grade

30	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d] (continued)
Traded Index (continued)
[e]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	$280,000	$825	$—	$825	Non-
									Investment Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	7,100,000	177,856	154,075	23,781	Investment
									Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/28	2,000,000	50,100	19,444	30,656	Investment
									Grade

Total OTC Swap Contracts						$(292,018)	$(221,167)	$(70,851)

Total Credit Default Swap Contracts						$(317,713)	$(243,390)	$(74,323)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

eRepresents a custom index comprised of a basket of underlying instruments.

At October 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 1(d).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 0.728%	Quarterly			1,185,000	USD
Pay Fixed 0.10%	Annual	HSBK	1/15/19	1,000,000	EUR	$52,943
Receive Floating 3-month USD LIBOR + 1.894%	Quarterly			2,460,000	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	2,000,000	EUR	229,459
Receive Floating 3-month USD LIBOR + 1.850%	Quarterly			617,500	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	500,000	EUR	59,603
Receive Floating 3-month USD LIBOR + 2.870%	Quarterly			232,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	200,000	EUR	6,980
Receive Floating 3-month USD LIBOR + 1.303%	Quarterly			496,000	USD
Pay Fixed 1.00%	Annual	JPHQ	5/04/21	400,000	EUR	49,684
Receive Floating 3-month USD LIBOR + 1.123%	Quarterly			111,500	USD
Pay Fixed 0.75%	Annual	HSBK	4/01/22	100,000	EUR	(1,077)

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Cross-Currency Swap Contracts (continued)

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.045%	Quarterly			1,552,200	USD
Pay Fixed 0.75%	Annual	HSBK	5/31/22	1,300,000	EUR	$ 93,566
Receive Floating 3-month USD LIBOR + 0.849%	Quarterly			3,472,000	USD
Pay Fixed 0.75%	Annual	DBAB	9/14/22	2,800,000	EUR	350,096
Receive Floating 3-month USD LIBOR + 0.821%	Quarterly			466,000	USD
Pay Fixed 0.625%	Annual	BNDP	6/08/23	400,000	EUR	18,132
Receive Floating 3-month USD LIBOR + 0.783%	Quarterly			957,600	USD
Pay Fixed 0.625%	Annual	HSBK	6/08/23	800,000	EUR	61,836
Receive Floating 3-month USD LIBOR + 0.825%	Quarterly			4,616,000	USD
Pay Fixed 1.00%	Annual	CITI	7/16/24	4,000,000	EUR	64,775
Receive Floating 3-month USD LIBOR + 0.730%	Quarterly			466,000	USD
Pay Fixed 1.00%	Annual	CITI	11/26/25	400,000	EUR	15,305
Receive Floating 3-month USD LIBOR + 1.395%	Quarterly			358,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	300,000	EUR	21,291
Receive Floating 3-month USD LIBOR + 1.415%	Quarterly			598,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	500,000	EUR	36,596

Total Cross Currency Swap Contracts						$1,059,189

At October 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.788%	Semi-Annual	3/26/23	$7,900,000	$ 105,085	$ —	$105,085
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.790%	Semi-Annual	3/28/23	7,900,000	104,682	—	104,682
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.713%	Semi-Annual	3/29/23	4,700,000	77,786	—	77,786
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.806%	Semi-Annual	4/17/23	5,800,000	75,836	—	75,836
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.00%	Semi-Annual	6/20/25	11,100,000	716,619	597,834	118,785
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.082%	Semi-Annual	9/28/25	8,000,000	31,251	—	31,251

Total Interest Rate Swap Contracts				$1,111,259	$597,834	$513,425

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At October 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 1(d).

Inflation Index Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.079%	At maturity	9/18/24	$1,770,000	$ 24,763
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.35%	At maturity	9/20/26	5,200,000	(50,794)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.313%	At maturity	6/01/28	1,400,000	(6,455)

Total Inflation Index Swap Contracts				$(32,486)

At October 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts

Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	12/20/18	$ 4,500,000	$ 71,787
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	12/20/18	5,160,000	98,099
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/19	5,300,000	82,025
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/19	4,000,000	60,272
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	3/20/19	1,050,000	16,775
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	6/20/19	22,800,000	6,178
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	MSCO	6/20/19	900,000	1,020
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	CITI	9/20/19	4,200,000	(33,482)
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/19	14,000,000	(122,567)
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	9/20/19	4,200,000	(26,289)

Total Total Return Swap Contracts						$ 153,818

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 8 regarding other derivative information.

See Abbreviations on page 53.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN STRATEGIC SERIES

Financial Statements

Statement of Assets and Liabilities

October 31, 2018 (unaudited)

Franklin Flexible Alpha Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$339,280,404
Cost - Non-controlled affiliates (Note 3f)	100,219,262

Value - Unaffiliated issuers	$334,229,344
Value - Non-controlled affiliates (Note 3f)	100,219,262
Cash	316,796
Restricted cash for OTC derivative contracts (Note 1e)	1,090,000
Foreign currency, at value (cost $219,345)	219,470
Receivables:
Investment securities sold	293,693
Capital shares sold	95
Interest	1,259,050
Deposits with brokers for:
Futures contracts	908,252
Centrally cleared swap contracts	1,216,075
Variation margin on futures contracts	132,164
Variation margin on centrally cleared swap contracts	101,707
OTC swap contracts (upfront payments $317,135)	288,161
Unrealized appreciation on OTC forward exchange contracts	231,691
Unrealized appreciation on OTC swap contracts	1,522,228
Other assets	69,365

Total assets	442,097,353

Liabilities:
Payables:
Investment securities purchased	23,658,111
Capital shares redeemed	557
Management fees	159,435
Distribution fees	822
Transfer agent fees	5,955
Distributions to shareholders	898,417
Deposits from brokers for:
OTC derivative contracts	1,310,000
OTC swap contracts (upfront receipts $719,624)	509,328
Options written, at value (premiums received $62,463)	123,469
TBA sale commitments, at value (proceeds $293,344)	292,066
Unrealized depreciation on OTC forward exchange contracts	251,899
Unrealized depreciation on OTC swap contracts	380,072
Accrued expenses and other liabilities	47,689

Total liabilities	27,637,820

Net assets, at value	$414,459,533

Net assets consist of:
Paid-in capital	$416,804,664
Total distributable earnings (loss)	(2,345,131)

Net assets, at value	$414,459,533

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FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

Franklin Flexible Alpha Bond Fund

Class A:
Net assets, at value	$2,141,549

Shares outstanding	219,412

Net asset value per share[a]	$9.76

Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.19

Class C:
Net assets, at value	$303,467

Shares outstanding	31,292

Net asset value and maximum offering price per share[a]	$9.70

Class R:
Net assets, at value	$52,092

Shares outstanding	5,344

Net asset value and maximum offering price per share	$9.75

Class R6:
Net assets, at value	$411,573,641

Shares outstanding	42,177,376

Net asset value and maximum offering price per share	$9.76

Advisor Class:
Net assets, at value	$388,784

Shares outstanding	39,848

Net asset value and maximum offering price per share	$9.76

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended October 31, 2018 (unaudited)

Franklin Flexible Alpha Bond Fund

Investment income:
Dividends:
Unaffiliated issuers	$93,022
Non-controlled affiliates (Note 3f)	466,014
Interest: (net of foreign taxes)~
Unaffiliated issuers	4,278,602

Total investment income	4,837,638

Expenses:
Management fees (Note 3a)	799,250
Distribution fees: (Note 3c)
Class A	2,150
Class C	891
Class R	139
Transfer agent fees: (Note 3e)
Class A	1,691
Class C	360
Class R	68
Class R6	28,985
Advisor Class	515
Custodian fees (Note 4)	8,702
Reports to shareholders	3,242
Registration and filing fees	41,296
Professional fees	45,608
Trustees’ fees and expenses	576
Other	29,333

Total expenses	962,806
Expense reductions (Note 4)	(305)
Expenses waived/paid by affiliates (Note 3f and 3g)	(102,250)

Net expenses	860,251

Net investment income	3,977,387

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(184,671)
Written options	45,318
Foreign currency transactions	(97,218)
Forward exchange contracts	45,641
Futures contracts	(102,835)
TBA sale commitments	4,758
Swap contracts	21,468

Net realized gain (loss)	(267,539)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,170,472)
Translation of other assets and liabilities denominated in foreign currencies	1,750
Forward exchange contracts	3,379
Written options	(65,786)
Futures contracts	208,995

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statement of Operations (continued)

for the six months ended October 31, 2018 (unaudited)

Franklin Flexible Alpha Bond Fund

TBA sale commitments	1,277
Swap contracts	1,336,585

Net change in unrealized appreciation (depreciation)	(1,684,272)

Net realized and unrealized gain (loss)	(1,951,811)

Net increase (decrease) in net assets resulting from operations	$2,025,576

~Foreign taxes withheld on interest	$1,435

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Flexible Alpha Bond Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 3,977,387	$ 1,642,692
Net realized gain (loss)	(267,539)	1,033,175
Net change in unrealized appreciation (depreciation)	(1,684,272)	(1,558,393)

Net increase (decrease) in net assets resulting from operations	2,025,576	1,117,474

Distributions to shareholders: (Note 1h)
Class A	(13,076)	(103,600)
Class C	(2,400)	(3,159)
Class R	(489)	(745)
Class R6	(3,448,779)	(1,711,598)
Advisor Class	(4,658)	(6,239)

Total distributions to shareholders	(3,469,402)	(1,825,341)

Capital share transactions: (Note 2)
Class A	1,016,665	(9,288,308)
Class C	25,280	35,861
Class R	1,704	(9,156)
Class R6	202,199,383	211,478,984
Advisor Class	(35,105)	195,749

Total capital share transactions	203,207,927	202,413,130

Net increase (decrease) in net assets	201,764,101	201,705,263
Net assets:
Beginning of period	212,695,432	10,990,169

End of period (Note 1h)	$414,459,533	$212,695,432

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

Franklin Flexible Alpha Bond Fund

1.   Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Flexible Alpha Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

franklintempleton.com	Semiannual Report	39

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

a.   Financial Instrument Valuation (continued)

investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.   Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.   Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and

40	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

d.   Derivative Financial Instruments (continued)

spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain option contracts are marked-to-market daily and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

e.   Restricted Cash

At October 31, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f.   Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g.   Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

h.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

i.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

j.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended April 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A	$(102,670)
Class C	(2,927)
Class R	(695)
Class R6	(1,603,614)
Advisor Class	(5,822)
Distributions from net realized gains:
Class A	(930)
Class C	(232)
Class R	(50)
Class R6	(107,984)
Advisor Class	(417)

For the year ended April 30, 2018, undistributed net investment income included in net assets was $58,013.

2.   Shares of Beneficial Interest

At October 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	October 31, 2018		April 30, 2018
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	112,051	$1,097,858	71,706	$705,410
Shares issued in reinvestment of distributions	1,320	12,915	2,584	25,433
Shares redeemed	(9,609)	(94,108)	(1,017,579)	(10,019,151)

Net increase (decrease)	103,762	$1,016,665	(943,289)	$(9,288,308)
Class C Shares:
Shares sold	13,163	$127,939	28,772	$281,596
Shares issued in reinvestment of distributions	247	2,400	318	3,106
Shares redeemed[a]	(10,801)	(105,059)	(25,418)	(248,841)

Net increase (decrease)	2,609	$25,280	3,672	$35,861

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Six Months Ended		Year Ended
	October 31, 2018		April 30, 2018
	Shares	Amount	Shares	Amount

Class R Shares:
Shares sold	124	$1,216	—	$—
Shares issued in reinvestment of distributions	50	488	71	695
Shares redeemed	—	—	(1,001)	(9,851)

Net increase (decrease)	174	$1,704	(930)	$(9,156)

Class R6 Shares:
Shares sold	20,683,370	$202,592,000	21,649,534	$212,625,650
Shares issued in reinvestment of distributions	11,779	115,199	9,792	96,166
Shares redeemed	(51,867)	(507,816)	(126,232)	(1,242,832)

Net increase (decrease)	20,643,282	$202,199,383	21,533,094	$211,478,984

Advisor Class Shares:
Shares sold	—	$—	19,425	$191,301
Shares issued in reinvestment of distributions	477	4,658	635	6,240
Shares redeemed	(4,066)	(39,763)	(181)	(1,792)

Net increase (decrease)	(3,589)	$(35,105)	19,879	$195,749

aMay include a portion of Class C shares that were automatically converted to Class A.

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

0.550%	Up to and including $1 billion

0.500%	Over $1 billion, up to and including $5 billion

0.450%	Over $5 billion, up to and including $10 billion

0.445%	Over $10 billion, up to and including $15 billion

0.440%	Over $15 billion, up to and including $20 billion

0.435%	In excess of $20 billion

For the period ended October 31, 2018, the annualized gross effective investment management fee rate was 0.550% of the Fund’s average daily net assets.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

3.   Transactions with Affiliates (continued)

a.   Management Fees (continued)

Under a subadvisory agreement, FT Instituitional, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$179
CDSC retained	$2

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2018, the Fund paid transfer agent fees of $31,619, of which $29,470 was retained by Investor Services.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

f.   Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	44,846,991	211,312,068	(155,939,797)	100,219,262	$100,219,262	$466,014	$ —	$ —

g.   Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, and Advisor Class of the Fund do not exceed 0.85%, and for Class R6 do not exceed 0.81%, based on the average net assets of each class until August 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to September 1, 2018, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 0.85% based on the average net assets of the class.

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the new transfer agent fee arrangement effective November 1, 2017 will not increase the fees retained by more than 0.02% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

h.   Other Affiliated Transactions

At October 31, 2018, the shares of the Fund were owned by the following entities/investment companies:

	Shares	Percentage of Outstanding Shares[a]
Franklin Resources, Inc.	31,020,441	73.0%
Franklin Total Return Fund	10,172,940	24.0%

	41,193,381	97.0%

aInvestment activities of significant shareholders could have a material impact on the Fund.

4.   Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

5.   Income Taxes

At October 31, 2018, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$439,832,402

Unrealized appreciation	$3,079,507
Unrealized depreciation	(6,580,418)

Net unrealized appreciation (depreciation)	$(3,500,911)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums, swaps and financial futures transactions.

6.   Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2018, aggregated $184,634,594 and $17,163,249, respectively.

7.   Credit Risk

At October 31, 2018, the Fund had 8.4% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8.   Other Derivative Information

At October 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Investments in securities, at value	$ 165,023	[a]	Options written, at value	$ —
	Variation margin on futures contracts	485,455	[b]	Variation margin on futures contracts	153,572[b]
	Variation margin on centrally cleared swap contracts	513,425	[b]	Variation margin on centrally cleared swap contracts	—
	Unrealized appreciation on OTC swap contracts	1,396,422		Unrealized depreciation on OTC swap contracts	183,415
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	231,691		Unrealized depreciation on OTC forward exchange contracts	251,899
Credit contracts	Investments in securities, at value	253,712	[a]	Options written, at value	123,469
	Variation margin on centrally cleared swap contracts	—		Variation margin on centrally cleared swap contracts	3,472[b]
	OTC swap contracts (upfront payments)	288,161		OTC swap contracts (upfront receipts)	509,328
	Unrealized appreciation on OTC swap contracts	125,806		Unrealized depreciation on OTC swap contracts	196,657

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Inflation contracts	Variation margin on centrally cleared swap contracts	$ 24,763	[b]	Variation margin on centrally cleared swap contracts	$ 57,249[b]

Totals		$3,484,458			$1,479,061

aPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended October 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period		Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Investments	$44,224	[a]	Investments	$ (56,773)[a]
	Written options	15,180		Written options	(1,380)
	Futures contracts	(102,836)		Futures contracts	208,995
	Swap contracts	(216,624)		Swap contracts	1,406,524
Foreign exchange contracts	Forward exchange contracts	45,641		Forward exchange contracts	3,379
Credit contracts	Investments	(57,719)	[a]	Investments	123,675[a]
	Written options	30,138		Written options	(64,406)
	Swap contracts	238,108		Swap contracts	1,955
Inflation contracts	Swap contracts	(16)		Swap contracts	(71,894)

Totals		$(3,904)			$1,550,075

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2018, the average month end notional amount of futures contracts, options and swap contracts, and the average month end contract value for forward exchange contracts, were as follows:

Futures contracts	$99,762,506
Options	57,876,857
Swap contracts	135,185,178
Forward exchange contracts	18,005,341

At October 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$231,691	$ 251,899
Options purchased	418,735	—
Options written	—	123,469
Swap contracts	1,810,389	889,400
Total	$2,460,815	$1,264,768

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

8.   Other Derivative Information (continued)

At October 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNDP	$ 18,375	$ (5,005)	$ —	$ —	$ 13,370
BZWS	40,666	(40,666)	—	—	—
CITI	1,120,053	(423,716)	—	(696,337)	—
DBAB	350,096	—	—	(290,000)	60,096
FBCO	153,812	—	—	(153,812)	—
GSCO	159,206	(127,839)	—	(31,367)	—
HSBK	266,232	(1,077)	—	—	265,155
JPHQ	172,538	(172,538)	—	—	—
MSCO	1,020	(1,020)	—	—	—
RBS	434	(434)	—	—	—
UBSW	178,383	(47,235)	—	—	131,148

Total	$2,460,815	$(819,530)	$ —	$(1,171,516)	$469,769

aIn some instances, the collateral amount disclosed in the table above was adjusted due to the requirement to limit collateral amount to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

At October 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Counterparty
BNDP	$ 5,005	$ (5,005)	$ —	$ —	$ —
BZWS	223,288	(40,666)	—	—	182,622
CITI	423,716	(423,716)	—	—	—
DBAB	—	—	—	—	—
FBCO	—	—	—	—	—
GSCO	127,839	(127,839)	—	—	—
HSBK	1,077	(1,077)	—	—	—
JPHQ	252,264	(172,538)	—	—	79,726
MSCO	77,204	(1,020)	—	—	76,184
RBS	107,140	(434)	—	—	106,706
UBSW	47,235	(47,235)	—	—	—

Total	$1,264,768	$(819,530)	$ —	$ —	$445,238

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 53.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

9.   Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2018, the Fund did not use the Global Credit Facility.

10.   Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

10.   Fair Value Measurements (continued)

A summary of inputs used as of October 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Management Investment Companies	$4,527,563	$—	$—	$4,527,563
Corporate Bonds	—	107,757,198	—	107,757,198
Foreign Government and Agency Securities	—	8,032,326	—	8,032,326
U.S. Government and Agency Securities	—	4,098,517	—	4,098,517
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	208,078,005	—	208,078,005
Mortgage-Backed Securities	—	244,228	—	244,228
Municipal Bonds	—	771,272	—	771,272
Options Purchased	—	418,735	—	418,735
Short Term Investments	100,219,262	301,500	—	100,520,762

Total Investments in Securities	$104,746,825	$329,701,781	$—	$434,448,606

Other Financial Instruments:
Futures Contracts	$485,455	$—	$—	$485,455
Forward Exchange Contracts	—	231,691	—	231,691
Swap Contracts.	—	2,060,416	—	2,060,416

Total Other Financial Instruments	$485,455	$2,292,107	$—	$2,777,562

Liabilities:
Other Financial Instruments:
Options Written	$—	$123,469	$—	$123,469
TBA Sales Commitments	—	292,066	—	292,066
Futures Contracts	153,572	—	—	153,572
Forward Exchange Contracts	—	251,899	—	251,899
Swap Contracts	—	440,793	—	440,793

Total Other Financial Instruments	$153,572	$1,108,227	$—	$1,261,799

aFor detailed categories, see the accompanying Statement of Investments.

11.   New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12.   Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio

BNDP	BNP Paribas	AUD	Australian Dollar	CLO	Collateralized Loan Obligation
BZWS	Barclays Bank PLC	EUR	Euro	CPI	Consumer Price Index
CITI	Citigroup, Inc.	GBP	British Pound	ETF	Exchange Traded Fund
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	FHLMC	Federal Home Loan Mortgage Corp.
FBCO	Credit Suisse International	USD	United States Dollar	FRN	Floating Rate Note
GSCO	Goldman Sachs Group, Inc.			GO	General Obligation
HSBK	HSBC Bank PLC			IO	Interest Only
JPHQ	JP Morgan Chase & Co.			LIBOR	London InterBank Offered Rate
MSCO	Morgan Stanley			RDA	Redevelopment Agency/Authority
RBS	Royal Bank of Scotland PLC			SFR	Single Family Revenue
SMB	Citigroup Global Markets
UBSW	UBS AG

Index

CDX.EM.30	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

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FRANKLIN STRATEGIC SERIES

FRANKLIN FLEXIBLE ALPHA BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Flexible Alpha Bond Fund

Investment Manager

Franklin Advisers, Inc.

Subadvisor

Franklin Templeton Institutional, LLC

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	953 S 12/18

Semiannual Report and Shareholder Letter October 31, 2018

Franklin Strategic Income Fund A SERIES OF FRANKLIN STRATEGIC SERIES

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended October 31, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to improve and the unemployment rate declined. During the second and third quarters, U.S. corporate profits rose, supported by healthy economic growth and tax cuts.

In September 2018, the Standard & Poor’s 500® Index (S&P 500®) reached an all-time high, but experienced heightened volatility near period-end due to investor concerns about U.S. Federal Reserve interest-rate policies, higher U.S. Treasury yields, trade tensions, a potentially slower economy and some weaker-than-expected fourth-quarter 2018 revenue guidance. Within this environment, U.S. stocks, as measured by the S&P 500, generated a modest positive total return for the six-month period. Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, had a slightly negative total return for the same period.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well- diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin Strategic Income Fund’s annual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Edward B. Jamieson

President and Chief Executive Officer –

Investment Management

Franklin Strategic Series

This letter reflects our analysis and opinions as of October 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin Strategic Income Fund	3

Performance Summary	7

Your Fund’s Expenses	9

Consolidated Financial Highlights and Consolidated Statement of Investments	10

Consolidated Financial Statements	43

Notes to Consolidated Financial Statements	48

Shareholder Information	64

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Strategic Income Fund

We are pleased to bring you Franklin Strategic Income Fund’s semiannual report for the period ended October 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and under normal market conditions invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets.

The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities.

Performance Overview

The Fund’s Class A shares delivered a +0.41%% cumulative total return for the six months under review. In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed rate taxable bond market, had a -0.19% total return.1 The Lipper Multi-Sector Income Funds Classification Average, which consists of funds chosen by Lipper that seek current income by allocating assets among different fixed income securities sectors, with a significant portion rated below investment grade, produced a -0.34% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 3.9% in April 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, was 2.5% in April 2018, as reported at the beginning of the period, and while it varied during the six months under review, it ended the period at 2.5%.3

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. Minutes from the Fed’s September meeting (released in October) indicated that a few officials expected monetary policy to become modestly restrictive of economic growth, while some officials seemed to favor increasing the federal funds rate temporarily above what they consider to be its longer-term level to reduce the risk of overshooting the Fed’s inflation objective. In contrast, some officials indicated they would not favor a restrictive policy unless they see clear signs of an overheating economy and rising inflation.

1. Source: Morningstar.

2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 10/31/18, this category consisted of 328 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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FRANKLIN STRATEGIC INCOME FUND

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in May and October 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and economic turmoil in Turkey and Argentina. Overall, the 10-year Treasury yield rose from 2.95% at the beginning of the period to 3.15% at period-end.

Portfolio Composition*

Based on Consolidated Net Assets

	10/31/18	4/30/18
High-Yield Corporate Bonds	25.7%	32.0%
Mortgage-Backed Securities	17.9%	14.7%
Investment Grade Corporate Bonds	17.2%	16.2%
Floating-Rate Loans	16.2%	15.6%
International Government & Agency Bonds	7.9%	8.8%
Collateral Loan Obligations	7.6%	5.5%
Commercial Mortgage-Backed Securities	2.5%	2.4%
Treasury Inflation-Protected Securities	2.2%	2.0%
Asset-Backed Securities	2.1%	2.4%
U.S. Treasury Securities	2.1%	2.0%
Municipal Bonds	1.5%	1.2%
Other	1.2%	0.7%
Marketplace Loans	0.2%	0.0%
Covered Bonds	0.1%	0.0%
Short-Term Investments & Other Net Assets	-4.4%	-3.5%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The composition may not match the SOI.

Investment Strategy

We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down analysis of macroeconomic trends combined with a bottom-up fundamental analysis of market sectors, industries and issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. We may also enter into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What are swap agreements?

Swap agreements, such as interest-rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Manager’s Discussion

For global fixed income markets, the six months under review began with low levels of volatility, strong risk appetite and relatively low interest rates. The Fed raised its rates in June and September 2018 and projected one more increase in 2018 citing a continued strengthening of the economy and strong labor market conditions. Divergences in monetary policy stances as well as long-term yields contributed to U.S. dollar appreciation, which resulted in marginally tighter, localized pressures due to currency depreciation in emerging market countries such as

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FRANKLIN STRATEGIC INCOME FUND

Argentina and Turkey during the period. However, investors were encouraged by an overall easing of tensions in the Korean Peninsula, a U.S.-EU agreement to try to reduce trade barriers and a trade deal between the U.S., Mexico and Canada. By period-end, the market experienced heightened volatility amid investor concerns with increased interest rates, the Trump administrations protectionist policies and the potential impact of the U.S.-China trade tensions.

In this environment, senior secured floating rate loans, high-yield corporate credit, commercial mortgage-backed securities (CMBS) and U.S. agency bonds outpaced U.S. Treasuries on a duration-matched basis. Senior secured floating rate loans and high yield bonds were the strongest performers, as were CMBS.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Dividend Distributions*

5/1/18–10/31/18

	Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor Class
May	3.11	2.79	2.92	3.39	3.31
June	3.46	3.12	3.25	3.79	3.67
July	3.61	3.29	3.41	3.92	3.81
August	3.61	3.27	3.40	3.94	3.82
September	3.61	3.31	3.43	3.90	3.79
October	3.62	3.14	3.38	3.97	3.84
Total	21.02	18.92	19.79	22.91	22.24

* The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

During the period, the Fund’s U.S. duration exposure was a significant boost to performance. Additionally, our exposure to non-dollar developed securities also added to results. Senior secured floating rate loans, sovereign emerging markets securities and tax-exempt municipal bonds also benefited returns. Our exposure to foreign currencies, fixed-rate agency mortgage-backed securities (MBS) and sovereign developed securities hurt performance.

During the period, the Fund’s corporate credit exposure (inclusive of high-yield and investment-grade corporate credit, senior secured floating-rate bank loans and collateralized loan

What is the yield curve? A yield curve is a line that plots the yield to maturity of bonds having equal credit quality against their maturity dates.

obligations), benefited from strong performance across corporate sectors. U.S. duration exposure was a significant boost to performance. Additionally, our exposure to non-dollar developed and sovereign emerging markets securities also added to results. Foreign currency exposure was largely negative for overall for returns with positive returns from our Australian dollar and Canadian dollar shorts being offset by negative performance of our short euro and Brazilian real positions.

The Fund remained allocated across spread sectors, both corporate and securitized. Over the period, we reduced high-yield corporate credit due to strong sector performance and increased our exposure to senior secured floating-rate loans, collateralized loan obligations and investment-grade corporate bonds. In our analysis, opportunities remained in the non-agency residential MBS asset class. During the period, the portfolio added exposure to the sector where we preferred to remain allocated to the seasoned credit risk transfer, where, in our opinion, fundamental and technical forces remained positive. We maintained our CMBS exposure at the top of the capital structure as commercial real estate prices have surpassed pre-financial crisis levels, rent growth slowed and capitalization rates trended higher.

We continued to reduce our foreign-currency risk. Our foreign currency exposure was held through a basket of developed-market shorts with major positions in the Australian dollar, euro and Canadian dollar versus a basket of emerging market long positions with major positions in the Mexican peso, Indonesian rupiah and Indian rupee.

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FRANKLIN STRATEGIC INCOME FUND

Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.

Christopher J. Molumphy, CFA

Roger A. Bayston, CFA
Patricia O’Connor, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN STRATEGIC INCOME FUND

Performance Summary as of October 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 10/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+0.41%	-3.89%
1-Year	-0.82%	-5.04%
5-Year	+9.40%	+0.93%
10-Year	+86.29%	+5.96%

Advisor
6-Month	+0.65%	+0.65%
1-Year	-0.57%	-0.57%
5-Year	+10.77%	+2.07%
10-Year	+90.91%	+6.68%

Share Class	Distribution Rate[4]	30-Day Standardized Yield[5]
		(with waiver)	(without waiver)
A	3.85%	4.34%	4.28%
Advisor	4.28%	4.79%	4.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN STRATEGIC INCOME FUND

PERFORMANCE SUMMARY

Distributions (5/1/18–10/31/18)

Share Class	Net Investment Income
A	$0.2102
C	$0.1892
R	$0.1979
R6	$0.2291
Advisor	$0.2224

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	0.88%	0.93%
Advisor	0.63%	0.68%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower rated securities held in the portfolio. Floating rate loans and high yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 8/31/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Advisor Class) per share on 10/31/18.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Ending Account Value 10/31/18	Expenses Paid During Period 5/1/18–10/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,004.10	$4.19	$1,021.02	$4.23	0.83%
C	$1,000	$1,003.00	$6.21	$1,019.00	$6.26	1.23%
R	$1,000	$1,002.90	$5.45	$1,019.76	$5.50	1.08%
R6	$1,000	$1,006.10	$2.22	$1,022.99	$2.24	0.44%
Advisor	$1,000	$1,006.50	$2.93	$1,022.28	$2.96	0.58%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

FRANKLIN STRATEGIC SERIES

Consolidated Financial Highlights

Franklin Strategic Income Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.61	$ 9.84	$ 9.32	$10.04	$10.57	$10.86

Income from investment operations[a]:
Net investment income[b]	0.21	0.39	0.39	0.42	0.42	0.44
Net realized and unrealized gains (losses)	(0.17)	(0.32)	0.30	(0.74)	(0.30)	(0.18)

Total from investment operations	0.04	0.07	0.69	(0.32)	0.12	0.26

Less distributions from:
Net investment income and net foreign currency gains	(0.21)	(0.30)	(0.17)	(0.40)	(0.55)	(0.45)
Net realized gains	—	—	—	—	(0.10)	(0.10)

Total distributions	(0.21)	(0.30)	(0.17)	(0.40)	(0.65)	(0.55)

Net asset value, end of period	$ 9.44	$ 9.61	$ 9.84	$ 9.32	$10.04	$10.57

Total return[c]	0.41%	0.64%	7.50%	(3.14)%	1.16%	2.52%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.89%	0.90%	0.88%	0.88%	0.86%	0.86%
Expenses net of waiver and payments by affiliates[e]	0.83%	0.85%	0.82%	0.84%	0.85%	0.86% [f]
Net investment income	4.30%	3.93%	4.08%	4.44%	4.03%	4.16%

Supplemental data
Net assets, end of period (000’s)	$3,182,735	$3,291,002	$3,833,786	$4,500,752	$5,242,844	$5,182,490
Portfolio turnover rate	51.80%	115.94%	140.83%	88.04%	72.51%	54.11%
Portfolio turnover rate excluding mortgage dollar rolls[g]	15.14%	47.40%	87.33%	48.33%	49.36%	54.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gSee Note 1(i) regarding mortgage dollar rolls.

10	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.60	$ 9.84	$ 9.31	$10.04	$10.57	$10.85

Income from investment operations[a]:
Net investment income[b]	0.19	0.35	0.35	0.38	0.38	0.40
Net realized and unrealized gains (losses)	(0.16)	(0.33)	0.31	(0.75)	(0.30)	(0.17)

Total from investment operations	0.03	0.02	0.66	(0.37)	0.08	0.23

Less distributions from:
Net investment income and net foreign currency gains	(0.19)	(0.26)	(0.13)	(0.36)	(0.51)	(0.41)
Net realized gains	—	—	—	—	(0.10)	(0.10)

Total distributions	(0.19)	(0.26)	(0.13)	(0.36)	(0.61)	(0.51)

Net asset value, end of period	$ 9.44	$ 9.60	$ 9.84	$ 9.31	$10.04	$10.57

Total return[c]	0.30%	0.14%	7.19%	(3.64)%	0.76%	2.20%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.29%	1.30%	1.28%	1.28%	1.26%	1.26%
Expenses net of waiver and payments by affiliates[e]	1.23%	1.25%	1.22%	1.24%	1.25%	1.26% [f]
Net investment income	3.90%	3.53%	3.68%	4.04%	3.63%	3.76%

Supplemental data
Net assets, end of period (000’s)	$788,868	$1,078,890	$1,385,981	$1,645,852	$2,070,739	$2,109,049
Portfolio turnover rate	51.80%	115.94%	140.83%	88.04%	72.51%	54.11%
Portfolio turnover rate excluding mortgage dollar rolls[g]	15.14%	47.40%	87.33%	48.33%	49.36%	54.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gSee Note 1(i) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.57	$ 9.81	$ 9.28	$10.01	$10.54	$10.82

Income from investment operations[a]:
Net investment income[b]	0.19	0.36	0.37	0.39	0.39	0.41
Net realized and unrealized gains (losses)	(0.16)	(0.33)	0.31	(0.74)	(0.29)	(0.17)

Total from investment operations	0.03	0.03	0.68	(0.35)	0.10	0.24

Less distributions from:
Net investment income and net foreign currency gains	(0.20)	(0.27)	(0.15)	(0.38)	(0.53)	(0.42)
Net realized gains	—	—	—	—	(0.10)	(0.10)

Total distributions	(0.20)	(0.27)	(0.15)	(0.38)	(0.63)	(0.52)

Net asset value, end of period	$ 9.40	$ 9.57	$ 9.81	$ 9.28	$10.01	$10.54

Total return[c]	0.29%	0.29%	7.38%	(3.50)%	0.91%	2.36%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.14%	1.15%	1.13%	1.13%	1.11%	1.11%

Expenses net of waiver and payments by affiliates[e]	1.08%	1.10%	1.07%	1.09%	1.10%	1.11% [f]

Net investment income	4.05%	3.68%	3.83%	4.19%	3.78%	3.91%

Supplemental data

Net assets, end of period (000’s)	$95,193	$105,692	$146,552	$181,671	$223,758	$227,359

Portfolio turnover rate	51.80%	115.94%	140.83%	88.04%	72.51%	54.11%

Portfolio turnover rate excluding mortgage dollar rolls[g]	15.14%	47.40%	87.33%	48.33%	49.36%	54.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gSee Note 1(i) regarding mortgage dollar rolls.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.62	$ 9.86	$ 9.33	$10.05	$10.58	$10.87

Income from investment operations[b]:
Net investment income[c]	0.23	0.43	0.43	0.46	0.46	0.49
Net realized and unrealized gains (losses)	(0.17)	(0.34)	0.31	(0.74)	(0.30)	(0.19)

Total from investment operations	0.06	0.09	0.74	(0.28)	0.16	0.30

Less distributions from:
Net investment income and net foreign currency gains	(0.23)	(0.33)	(0.21)	(0.44)	(0.59)	(0.49)
Net realized gains	—	—	—	—	(0.10)	(0.10)

Total distributions	(0.23)	(0.33)	(0.21)	(0.44)	(0.69)	(0.59)

Net asset value, end of period	$ 9.45	$ 9.62	$ 9.86	$ 9.33	$10.05	$10.58

Total return[d]	0.61%	0.95%	8.03%	(2.76)%	1.54%	2.90%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.51%	0.50%	0.48%	0.49%	0.48%	0.48%
Expenses net of waiver and payments by affiliates[f]	0.44%	0.45%	0.42%	0.45%	0.47%	0.48% [g]
Net investment income	4.69%	4.33%	4.48%	4.83%	4.41%	4.54%

Supplemental data
Net assets, end of period (000’s)	$430,953	$433,068	$369,106	$286,503	$253,929	$247,007
Portfolio turnover rate	51.80%	115.94%	140.83%	88.04%	72.51%	54.11%
Portfolio turnover rate excluding mortgage dollar rolls[h]	15.14%	47.40%	87.33%	48.33%	49.36%	54.11%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hSee Note 1(i) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30,
		2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.62	$ 9.85	$ 9.33	$10.05	$10.58	$10.86

Income from investment operations[a]:
Net investment income[b]	0.22	0.41	0.42	0.44	0.44	0.47
Net realized and unrealized gains (losses)	(0.17)	(0.32)	0.30	(0.74)	(0.29)	(0.17)

Total from investment operations	0.05	0.09	0.72	(0.30)	0.15	0.30

Less distributions from:
Net investment income and net foreign currency gains	(0.22)	(0.32)	(0.20)	(0.42)	(0.58)	(0.48)
Net realized gains	—	—	—	—	(0.10)	(0.10)

Total distributions	(0.22)	(0.32)	(0.20)	(0.42)	(0.68)	(0.58)

Net asset value, end of period	$ 9.45	$ 9.62	$ 9.85	$ 9.33	$10.05	$10.58

Total return[c]	0.65%	0.79%	7.76%	(2.89)%	1.41%	2.87%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.64%	0.65%	0.63%	0.63%	0.61%	0.61%
Expenses net of waiver and payments by affiliates[e]	0.58%	0.60%	0.57%	0.59%	0.60%	0.61% [f]
Net investment income	4.55%	4.18%	4.33%	4.69%	4.28%	4.41%

Supplemental data
Net assets, end of period (000’s)	$880,470	$933,747	$1,070,103	$904,899	$1,130,796	$1,010,755
Portfolio turnover rate	51.80%	115.94%	140.83%	88.04%	72.51%	54.11%
Portfolio turnover rate excluding mortgage dollar rolls[g]	15.14%	47.40%	87.33%	48.33%	49.36%	54.11%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gSee Note 1(i) regarding mortgage dollar rolls.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, October 31, 2018 (unaudited)

Franklin Strategic Income Fund

	Country	Shares/ Warrants		Value

Common Stocks and Other Equity Interests 0.4%
Consumer Services 0.0%†
a,aa,bTurtle Bay Resort	United States	5,579,939		$122,759

Energy 0.4%
[a]Birch Permian Holdings Inc.	United States	94,570		1,205,768
[a]Birch Permian Holdings Inc.	United States	737,192		9,214,900
[a]Chaparral Energy Inc.	United States	94,305		1,461,727
[a,c]Chaparral Energy Inc., A, 144A	United States	3,418		51,817
[a,b]Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	47,227		—
[a]Halcon Resources Corp.	United States	955,276		3,171,516
[a]Halcon Resources Corp., wts., 9/09/20	United States	75,770		3,349
[a]Midstates Petroleum Co. Inc.	United States	6,993		50,420
[a,b]Midstates Petroleum Co. Inc., wts., 4/21/20	United States	49,552		85
[a]Riviera Resources Inc.	United States	88,309		1,882,748
[a]Roan Resources Inc.	United States	88,309		1,436,787

				18,479,117

Materials 0.0%†
[a]Verso Corp., A	United States	38,905		1,093,620
[a]Verso Corp., wts., 7/25/23	United States	4,095		26,617

				1,120,237

Retailing 0.0%†
[a,b,d]K2016470219 South Africa Ltd., A	South Africa	125,940,079		85,367
[a,b,d]K2016470219 South Africa Ltd., B	South Africa	12,532,821		8,495

				93,862

Transportation 0.0%†
[a,b]CEVA Logistics AG	Switzerland	50,632		1,462,003

Total Common Stocks and Other Equity Interests (Cost $69,675,318)				21,277,978

Management Investment Companies 8.3%
Diversified Financials 8.3%
[e]Franklin Lower Tier Floating Rate Fund	United States	25,361,119		242,705,906
[e]Franklin Middle Tier Floating Rate Fund	United States	21,833,687		205,236,662

Total Management Investment Companies (Cost $470,958,729)				447,942,568

		Principal Amount	*
Corporate Bonds 44.8%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	10,000,000		9,970,650
Banks 3.7%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27	United States	5,000,000		4,599,186
senior note, 3.50%, 4/19/26	United States	46,000,000		43,805,078
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	2,500,000		2,385,905
senior note, 3.40%, 5/01/26	United States	23,300,000		21,907,341
senior note, 3.20%, 10/21/26	United States	20,000,000		18,346,776
sub. bond, 5.50%, 9/13/25	United States	10,000,000		10,503,853

franklintempleton.com	Semiannual Report	15

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*		Value
Corporate Bonds (continued)
Banks (continued)
Citigroup Inc., (continued)
sub. note, 4.05%, 7/30/22	United States	5,000,000			$5,026,152
[c]ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	15,800,000			14,192,405
[c]Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,400,000			1,432,298
JPMorgan Chase & Co.,
[f]junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000			10,075,000
[f]junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000			5,089,000
senior bond, 3.30%, 4/01/26	United States	10,000,000			9,454,172
sub. note, 3.375%, 5/01/23	United States	10,000,000			9,757,367
sub. note, 3.875%, 9/10/24	United States	10,000,000			9,833,753
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	7,600,000			7,512,866
[g]Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,900,000		EUR	4,251,398
[f]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	21,000,000			21,078,120

					199,250,670

Capital Goods 1.4%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	23,000,000			22,369,296
[c]Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	15,000,000			13,537,500
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	6,600,000			6,149,385
Legrand France SA, senior bond, 8.50%, 2/15/25	France	200,000			242,706
[c]Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	14,600,000			13,906,500
[c]Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	16,900,000			16,900,000

					73,105,387

Commercial & Professional Services 0.9%
[c]IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	11,700,000			11,027,250
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	20,500,000			20,166,875
[c]West Corp., senior note, 144A, 8.50%, 10/15/25	United States	20,300,000			18,422,250

					49,616,375

Consumer Durables & Apparel 0.9%
[c]Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	25,100,000			23,907,750
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000			5,300,000
senior note, 7.00%, 12/15/21.	United States	10,000,000			10,437,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	12,000,000			11,145,000

					50,790,250

Consumer Services 1.6%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	11,500,000			10,810,000
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	4,000,000			3,760,000
[c]Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	13,200,000			13,200,000
[c]International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000			13,431,000
senior secured note, 144A, 6.25%, 2/15/22	United States	5,000,000			5,162,500
[c]KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000			8,799,875
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000			8,963,500

16	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*		Value
Corporate Bonds (continued)
Consumer Services (continued)
[c]Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	6,600,000			$6,715,500
[c]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	13,700,000			13,066,375

					83,908,750

Diversified Financials 2.8%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	20,000,000			18,714,146
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000			32,384,739
senior note, 3.75%, 2/25/26	United States	15,000,000			14,414,979
[c]Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	8,400,000		EUR	9,846,635
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,000,000			9,377,430
senior note, 3.875%, 1/27/26	United States	43,100,000			41,797,500
Navient Corp.,
senior note, 5.875%, 3/25/21	United States	5,000,000			5,068,750
senior note, 6.625%, 7/26/21	United States	8,000,000			8,250,000
senior note, 6.125%, 3/25/24	United States	10,000,000			9,787,500

					149,641,679

Energy 5.0%
Anadarko Petroleum Corp., senior bond, 3.45%, 7/15/24	United States	6,000,000			5,707,644
[c]California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	7,852,000			7,007,910
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	8,800,000			9,537,000
senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000			8,446,000
Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	11,900,000			11,706,625
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	12,800,000			12,185,536
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000			19,687,600
Energy Transfer LP, senior bond, first lien, 7.50%, 10/15/20	United States	11,000,000			11,673,750
Energy Transfer Operating LP,
senior bond, 4.05%, 3/15/25	United States	1,300,000			1,247,678
senior note, 5.20%, 2/01/22	United States	10,000,000			10,345,202
Energy Transfer Partners LP/Regency Energy Finance Corp., senior note, 5.00%, 10/01/22	United States	10,000,000			10,312,385
[c,h]EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,855,122			11,698,161
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	3,000,000			2,932,133
[c,i]Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000			19,915,300
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	17,000,000			16,933,954
senior note, 3.15%, 1/15/23	United States	9,000,000			8,686,675
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	20,000,000			19,950,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000			1,952,546
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	20,000,000			20,703,767
senior secured note, first lien, 5.625%, 4/15/23	United States	6,200,000			6,533,643
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000			5,227,029
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000			2,265,000

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Energy (continued)
[c]Sinopec Group Overseas Development 2016 Ltd., senior note, 144A, 2.75%, 9/29/26	China	12,800,000		$11,355,904
[c]Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23	United States	5,900,000		5,700,875
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000		7,481,250
senior note, 8.25%, 6/15/23	United States	10,500,000		8,085,000
[c]Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	7,100,000		6,598,385
senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000		5,087,671

				268,964,623

Food & Staples Retailing 0.9%
[c]Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	7,600,000		7,229,500
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000		13,415,261
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000		29,307,019

				49,951,780

Food, Beverage & Tobacco 1.5%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	2,000,000		1,795,442
[c]Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	20,400,000		19,854,443
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000		22,709,973
[c]Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 11/01/26	United States	16,500,000		15,984,375
[c]Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	10,000,000		9,428,000
senior note, 144A, 5.50%, 3/01/25	United States	8,000,000		7,765,000
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000		1,893,042

				79,430,275

Health Care Equipment & Services 2.6%
[c]Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	18,000,000		18,000,000
Centene Corp.,
senior note, 4.75%, 5/15/22	United States	12,000,000		12,075,000
[c]senior note, 144A, 5.375%, 6/01/26	United States	8,600,000		8,750,500
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	7,223,000		3,638,586
[c]senior note, 144A, 8.125%, 6/30/24	United States	2,807,000		2,231,565
senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000		3,601,455
CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	9,600,000		9,382,076
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000		9,575,000
senior bond, 5.00%, 5/01/25	United States	9,300,000		8,788,500
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	2,700,000		2,686,055
HCA Inc.,
senior bond, 5.875%, 2/15/26	United States	3,000,000		3,075,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000		10,237,500
senior secured bond, first lien, 5.50%, 6/15/47	United States	12,000,000		11,838,000

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[c]MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	11,100,000		$11,303,352
[c,h]Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	2,900,000		2,983,375
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000		4,587,112
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	7,000,000		7,043,750
senior note, 8.125%, 4/01/22	United States	5,000,000		5,225,000
senior note, 6.75%, 6/15/23	United States	2,700,000		2,702,565

				137,724,391

Insurance 0.6%
[c]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter, 10/16/44	Japan	35,000,000		35,156,800

Materials 6.0%
ArcelorMittal,
senior note, 5.50%, 3/01/21	France	17,600,000		18,210,808
senior note, 6.125%, 6/01/25	France	2,700,000		2,891,531
[h]ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000		1,270,750
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	11,500,000		10,795,625
[c]BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	21,200,000		20,140,000
[c]Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		14,615,475
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000		3,986,260
The Chemours Co., senior note, 6.625%, 5/15/23	United States	10,860,000		11,131,500
[c]Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A, 4.75%, 2/01/26	United States	7,100,000		6,718,375
[c]First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000		7,840,000
senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000		6,678,000
[c]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	3,600,000		3,483,000
senior note, 144A, 5.125%, 5/15/24	Australia	7,700,000		7,348,803
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	20,000,000		18,575,000
[c]Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	13,300,000		13,657,762
[c]Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000		4,945,348
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000		2,504,255
[c]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	10,000,000		10,071,000
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	20,400,000		20,352,060
[c]New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	6,900,000		5,563,125
[c]Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	3,800,000		3,835,530
[c]Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	19,400,000		18,333,000
[c]Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000		7,731,750
senior note, 144A, 5.875%, 8/15/23	United States	12,500,000		12,500,000

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Materials (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
[c]senior note, 144A, 7.00%, 7/15/24	United States	5,600,000		$5,624,500
senior secured note, first lien, 5.75%, 10/15/20	United States	6,396,111		6,404,106
[c]senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000		5,782,000
[c,j]senior secured note, first lien, 144A, FRN, 5.936%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	6,500,000		6,581,250
[c]Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		11,074,000
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,561,000
senior note, 144A, 4.875%, 12/01/22	United States	9,000,000		8,943,750
[c]Sociedad Quimica y Minera de Chile SA, senior note, 144A, 3.625%, 4/03/23	Chile	1,500,000		1,455,443
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		9,784,875
senior note, 5.125%, 10/01/21	United States	9,200,000		9,280,500
[c]SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,500,000		19,890,000

				320,560,381

Media & Entertainment 5.0%
[c]Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	3,000,000		2,835,000
[c]Altice US Finance I Corp., senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	22,000,000		21,484,320
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	8,500,000		8,558,437
[c]senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		12,756,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,026,250
senior note, 6.50%, 11/15/22	United States	5,000,000		5,101,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		901,125
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,416,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	17,000,000		17,844,050
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	2,000,000		1,897,500
senior bond, 5.00%, 3/15/23	United States	10,000,000		8,787,500
senior note, 5.875%, 11/15/24	United States	8,000,000		6,830,000
[k]iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	8,000,000		5,820,000
senior secured note, first lien, 9.00%, 9/15/22	United States	3,100,000		2,247,500
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000		10,187,500
senior bond, 4.375%, 11/15/26	United States	11,800,000		10,863,375
[c]Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		20,394,750
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,315,000
[c]senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,807,000
senior note, 5.125%, 7/15/20	United States	7,800,000		7,809,750
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		22,516,806
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,652,500
[c]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	25,000,000		22,912,500

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*		Value
Corporate Bonds (continued)
Media & Entertainment (continued)
[c]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000		GBP	$12,687,936
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000			13,685,000
[c]Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%, 1/15/27	Netherlands	8,600,000		EUR	9,675,469

					269,012,518

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000			24,124,618
Amgen Inc., senior bond, 4.95%, 10/01/41	United States	1,600,000			1,587,384
[c]Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000			2,858,820
senior note, 144A, 4.50%, 5/15/23	United States	8,000,000		EUR	8,806,595
senior note, 144A, 8.50%, 1/31/27	United States	5,000,000			5,100,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000			2,204,349
[c]Bayer US Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	11,700,000			11,353,218
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	7,900,000			7,213,773
[c,h]Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	3,300,000			3,324,750
[c]Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000			10,025,750
senior note, 144A, 6.00%, 7/15/23	United States	5,000,000			4,336,000
[c]Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	12,900,000			12,928,380
[c]SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	5,500,000			5,398,635

					99,262,272

Real Estate 1.3%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	8,000,000			7,597,937
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000			26,596,577
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	20,000,000			20,437,200
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	4,200,000			4,074,000
senior bond, 5.00%, 10/15/27	United States	10,700,000			10,081,540

					68,787,254

Retailing 0.8%
Amazon.com Inc., senior note, 2.80%, 8/22/24	United States	8,900,000			8,500,264
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	15,000,000			13,366,542
JD.com Inc., senior note, 3.125%, 4/29/21	China	2,000,000			1,931,250
[b,d,h]K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	9,688,700			11,991
[d,h]K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	1,873,803			138,373
[c]Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,300,000			5,167,500
[c]PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	20,000,000			14,100,000

					43,215,920

Semiconductors & Semiconductor Equipment 0.1%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	1,800,000			1,760,474
[c]Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	5,600,000			5,628,000

					7,388,474

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Software & Services 0.7%
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000		$8,296,326
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	20,000,000		20,050,000
[c]Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000		8,961,225

				37,307,551

Technology Hardware & Equipment 0.6%
[c]CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	16,600,000		16,226,500
[c]Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,500,000		2,540,733
senior note, 144A, 7.125%, 6/15/24	United States	12,600,000		13,345,375
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	1,200,000		1,171,968
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,900,000		1,836,966

				35,121,542

Telecommunication Services 2.1%
[c]Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20	Bermuda	5,000,000		3,600,000
senior note, 144A, 7.125%, 4/01/22	Bermuda	3,000,000		1,890,000
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000		9,148,150
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	17,200,000		16,426,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	10,000,000		10,118,750
[c]senior note, 144A, 7.00%, 3/01/20	United States	5,000,000		5,193,750
[c]Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	15,300,000		15,338,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000		5,187,500
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,196,125
senior note, 5.125%, 4/15/25	United States	6,000,000		5,925,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		23,372,081

				111,395,606

Transportation 0.8%
[c]DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	6,000,000		5,895,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000		13,650,000
[c]Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 3.375%, 3/22/27	Australia	11,400,000		10,501,167
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%, 1/07/30	United States	13,071,862		12,454,983

				42,501,150

Utilities 3.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		8,075,700
senior note, 5.375%, 1/15/23	United States	10,000,000		9,512,500
[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000		2,005,000

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Utilities (continued)
[c]Clearway Energy Operating LLC, senior note, 144A, 5.75%, 10/15/25	United States	12,800,000		$12,640,000
[c]Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	6,200,000		5,716,183
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000		10,339,919
[c,f]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		4,856,125
junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		24,260,375
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000		18,236,256
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	4,800,000		4,716,000
[c]Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	9,200,000		8,727,396
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000		30,003,365
[c]State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	12,800,000		12,028,416
[c]Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	15,900,000		16,218,000
senior note, 144A, 10.50%, 1/15/26	United States	8,100,000		7,148,250
[c]Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.15%, 6/02/26	China	12,800,000		11,815,296
Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	820,000		994,645

				187,293,426

Total Corporate Bonds (Cost $2,525,329,686)				2,409,357,724

[j,l]Senior Floating Rate Interests 8.7%
Automobiles & Components 0.2%
Allison Transmission Inc., New Term Loans, 4.04%, (1-month USD LIBOR + 1.75%), 9/23/22	United States	2,269,668		2,283,853
TI Group Automotive Systems LLC, Initial US Term Loan, 4.802%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	9,315,471		9,280,538

				11,564,391

Capital Goods 0.1%
Altra Industrial Motion Corp., Term Loan, 4.302%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	757,197		756,251
Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.636%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	736,591		624,261
Harsco Corp., Term Loan B-2, 4.563%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	4,280,788		4,302,192

				5,682,704

Commercial & Professional Services 0.2%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.938%, (3-month USD LIBOR + 2.50%), 3/09/23	United States	7,307,255		7,323,148
[m,n]United Rentals North America Inc., Initial Term Loans, TBD, 10/30/25	United States	3,784,673		3,805,962
Ventia Pty. Ltd., Term B Loans (USD), 5.886%, (3-month USD LIBOR + 3.50%), 5/21/22	Australia	833,442		839,693

				11,968,803

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
[j,l]Senior Floating Rate Interests (continued)
Consumer Services 0.3%
Aristocrat Technologies Inc., Term B-3 Loans, 4.219%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	1,556,965		$1,553,337
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.31%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	6,359,788		6,351,647
Eldorado Resorts Inc., Initial Term Loan, 4.563%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	3,508,476		3,517,248
Greektown Holdings LLC, Initial Term Loan, 5.052%, (1-month USD LIBOR + 2.75%), 4/25/24	United States	3,002,874		3,001,622

				14,423,854

Diversified Financials 0.2%
[m,n]First Eagle Holdings Inc., Initial Term Loans, TBD, 12/01/24	United States	5,177,798		5,190,742
Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.052%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	3,452,284		3,458,758

				8,649,500

Energy 2.0%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.052%, (1-month USD LIBOR + 5.75%), 8/14/20	United States	22,547,970		22,078,228
Second Lien Initial Term Loan, 13.052%, (1-month USD LIBOR + 10.75%), 2/16/21	United States	16,760,827		16,090,394
Fieldwood Energy LLC, Closing Date Loans, 7.552%, (1-month USD LIBOR + 5.25%), 4/11/22	United States	49,391,396		49,792,948
Foresight Energy LLC, Term Loans, 8.277%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	10,218,614		10,259,059
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (6-month USD LIBOR + 4.25%), 8/05/19	United States	7,897,976		7,832,187

				106,052,816

Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term B-3 Loan, 4.052%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	3,656,382		3,663,238
Smart & Final Stores LLC, First Lien Term Loan, 5.802%, (1-month USD LIBOR + 3.50%), 11/15/22	United States	11,875,171		11,489,228

				15,152,466

Food, Beverage & Tobacco 0.7%
CSM Bakery Supplies LLC,
Second Lien Term Loan, 10.16%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	8,170,000		7,598,100
Term Loans, 6.41%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	1,830,000		1,765,950
JBS USA LUX SA, New Initial Term Loans, 4.837% - 4.886%, (3-month USD LIBOR + 2.50%), 10/30/22	United States	26,331,643		26,362,503

				35,726,553

Health Care Equipment & Services 0.0%†
IQVIA Inc., Term B-3 Dollar Loans, 4.136%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	1,458,999		1,456,810
U.S. Renal Care Inc., Initial Term Loan, 6.636%, (3-month USD LIBOR + 4.25%), 12/31/22	United States	983,530		956,893

				2,413,703

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
[j,l]Senior Floating Rate Interests (continued)
Household & Personal Products 0.1%
Spectrum Brands, Inc.,
USD Term Loans, 4.31%, (1-month USD LIBOR + 2.00%), 6/23/22	United States	1,342,695		$1,345,772
USD Term Loans, 4.33% - 4.40%, (2-month USD LIBOR + 2.00%), 6/23/22	United States	1,784,681		1,788,772
USD Term Loans, 4.35%, (3-month USD LIBOR + 2.00%), 6/23/22	United States	1,007,021		1,009,329

				4,143,873

Materials 0.8%
Ashland LLC, Term B Loan, 4.03% - 4.052%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	4,092,812		4,107,730
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.136%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	4,824,915		4,819,560
Chemours Co., Tranche B-2 US$ Term Loan, 4.05%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	11,501,349		11,451,031
Crown Americas LLC, Dollar Term B Loan, 4.283%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	942,904		946,145
Oxbow Carbon LLC,
Second Lien Term Loan, 9.802%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	2,161,171		2,209,797
Tranche A Term Loan, 4.552%, (1-month USD LIBOR + 2.25%), 1/04/22	United States	12,603,125		12,634,633
Tranche B Term Loan, 5.802%, (1-month USD LIBOR + 3.50%), 1/04/23	United States	7,536,375		7,564,636

				43,733,532

Media & Entertainment 0.7%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan Commitments, 4.552%, (1-month USD LIBOR + 2.25%), 7/28/25	United States	1,961,283		1,959,649
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.53%, (1-month USD LIBOR + 2.25%), 12/15/23	United States	4,528,536		4,537,027
Initial Term Loans, 4.53%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	5,926,610		5,937,722
Charter Communications Operating LLC, Term A-2 Loan, 3.81%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	8,964,978		8,977,583
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.53%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	12,764,223		12,716,204
Lions Gate Capital Holdings LLC, Term A Loan, 4.052%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	2,541,660		2,544,837

				36,673,022

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bausch Health Cos. Inc., Initial Term Loans, 5.274%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	3,141,757		3,148,958
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.563%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	19,761,060		19,851,466
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.467%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	12,856,862		12,883,373
Syneos Health Inc., Initial Term B Loans, 4.302%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	8,679,807		8,670,173

				44,553,970

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
[j,l]Senior Floating Rate Interests (continued)
Retailing 1.1%
Ascena Retail Group Inc., Tranche B Term Loan, 6.813%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	30,640,905		$29,805,941
General Nutrition Centers Inc.,
Tranche B-2 Term Loans, 11.56%, (1-month USD LIBOR + 9.25%), 3/04/21	United States	13,385,549		13,102,779
Tranche B-2 Term Loans, 13.50%, (Prime + 7.75%), 3/04/21	United States	2,339,167		2,289,752
Jo-Ann Stores Inc., Initial Loans, 7.477%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	12,371,375		12,389,412

				57,587,884

Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments Inc., Tranche B-4 Term Loan, 4.052%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	2,722,325		2,731,689
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.052%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	11,425,542		11,421,978

				14,153,667

Software & Services 0.1%
Rackspace Hosting Inc., Term B Loans, 5.348%, (3-month USD LIBOR + 3.00%), 11/03/23	United States	3,808,245		3,704,318
Wex Inc., Term B-2 Loan, 4.552%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	1,862,877		1,868,365

				5,572,683

Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 4.302%, (1-month USD LIBOR + 2.00%), 12/29/22	United States	447,087		448,764

Telecommunication Services 0.0%†
Global Tel*Link Corp., Term Loan, 6.386%, (3-month USD LIBOR + 4.00%), 5/23/20	United States	2,749,354		2,761,382

Transportation 0.5%
Air Canada, Term Loan, 4.295%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	545,053		546,870
Hertz Corp., Tranche B-1 Term Loan, 5.06%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	8,998,987		8,965,943
International Seaways Operating Corp., Initial Term Loans, 8.26%, (1-month USD LIBOR + 5.50%), 6/22/22	United States	6,709,072		6,751,003
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.84%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	13,094,864		12,636,544

				28,900,360

Utilities 0.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.64%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	6,145,674		6,145,127
NRG Energy Inc., Term Loan B, 4.136%, (3-month USD LIBOR + 1.75%), 6/30/23	United States	8,435,825		8,411,572

				14,556,699

Total Senior Floating Rate Interests (Cost $463,230,300)				464,720,626

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*		Value
Foreign Government and Agency Securities 5.8%
[c]The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	16,000,000			$14,706,048
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			17,104,750
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	12,413,736
senior bond, FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,422,404
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,167,961
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	585,460
senior bond, FR56, 8.375%, 9/15/26	Indonesia	363,988,000,000		IDR	23,602,656
Government of Mexico,
senior bond, M, 6.50%, 6/10/21	Mexico	4,690,000	[o]	MXN	21,957,848
senior note, M 10, 8.50%, 12/13/18	Mexico	16,200,000	[o]	MXN	79,772,291
[c]Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	29,400,000			29,688,855
senior note, 144A, 7.25%, 9/28/21	Serbia	15,000,000			16,206,600
[c]Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	2,200,000			2,137,850
144A, 7.75%, 9/01/23	Ukraine	4,355,000			4,156,303
144A, 7.75%, 9/01/24	Ukraine	4,355,000			4,098,839
144A, 7.75%, 9/01/25	Ukraine	4,355,000			4,020,188
144A, 7.75%, 9/01/26	Ukraine	4,355,000			3,947,916
[a,p]144A, VRI, GDP Linked Security, 5/31/40	Ukraine	20,490,000			10,567,923
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	97,200	[q]	BRL	27,005,405
10.00%, 1/01/23	Brazil	34,402	[q]	BRL	9,469,621
[r]Index Linked, 6.00%, 5/15/23	Brazil	19,500	[q]	BRL	17,457,271
senior note, 10.00%, 1/01/19	Brazil	25,000	[q]	BRL	6,744,604

Total Foreign Government and Agency Securities (Cost $347,723,653)					310,234,529

U.S. Government and Agency Securities 4.1%
U.S. Treasury Bond,
7.125%, 2/15/23	United States	3,000,000			3,500,508
6.25%, 8/15/23	United States	4,000,000			4,583,047
6.875%, 8/15/25	United States	1,000,000			1,232,793
6.50%, 11/15/26	United States	34,000,000			42,223,750
5.25%, 2/15/29	United States	1,750,000			2,068,999
3.00%, 11/15/45	United States	50,000,000			46,570,312
[s]Index Linked, 0.625%, 1/15/24	United States	24,800,209			24,274,503
U.S. Treasury Note,
2.375%, 8/15/24	United States	5,000,000			4,826,758
[s]Index Linked, 0.125%, 7/15/24	United States	96,143,526			91,634,208

Total U.S. Government and Agency Securities (Cost $231,304,738)					220,914,878

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 20.1%
Banks 0.5%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	4,962,854		$4,803,149
[t]Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.667%, 7/10/38	United States	10,783,000		9,937,646
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000		9,908,754
[t]CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN, 4.436%, 3/25/34	United States	2,579,575		2,599,588
[u]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 2.661%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	1,431,189		1,437,509

				28,686,646

Diversified Financials 19.6%
[c,u]AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 4.12%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	3,000,000		2,952,540
2012-11A, CR2, 144A, FRN, 4.42%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	1,000,000		998,750
2012-11A, DR2, 144A, FRN, 5.37%, (3-month USD LIBOR + 2.85%), 4/30/31	United States	1,450,000		1,424,784
[c,u]Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.119%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	17,500,000		17,509,625
[c,u]Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.039%, (3-month USD LIBOR + 2.70%), 7/20/30	United States	3,550,000		3,510,950
[c,u]Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 3.656%, (3-month USD LIBOR + 1.22%), 10/15/29	United States	3,870,000		3,873,986
[c,u]Atrium VIII,
8A, BR, 144A, FRN, 4.377%, (3-month USD LIBOR + 1.90%), 10/23/24	United States	4,520,000		4,527,006
8A, CR, 144A, FRN, 4.977%, (3-month USD LIBOR + 2.50%), 10/23/24	United States	6,080,000		6,101,949
[c,u]Atrium XI, 2011A, CR, 144A, FRN, 4.627%, (3-month USD LIBOR + 2.15%), 10/23/25	United States	15,440,000		15,479,218
[c,t]Atrium XIV LLC, 14A, D, 144A, FRN, 5.26%, 8/23/30	United States	3,750,000		3,734,400
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000		10,692,425
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000		12,362,937
[t]2015-UBS7, B, FRN, 4.362%, 9/15/48	United States	6,740,000		6,797,353
[c,t]BBC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.369%, 10/20/30	United States	6,300,000		6,298,362
[c,t]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.286%, 5/26/35	United States	7,305,115		7,105,781
[c,u]Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.42%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	4,000,000		3,996,000
[c]BlueMountain CLO Ltd.,
[u]2012-2A, BR, 144A, FRN, 4.222%, (3-month USD LIBOR + 1.90%), 11/20/28	United States	6,710,000		6,722,212
[u]2012-2A, CR, 144A, FRN, 4.922%, (3-month USD LIBOR + 2.60%), 11/20/28	United States	2,730,000		2,727,952
[t]2014-2A, CR2, 144A, FRN, 4.669%, 10/20/30	United States	3,800,000		3,800,000
[t]2018-1A, D, 144A, FRN, 5.57%, 7/30/30	United States	5,000,000		5,000,500

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[c,u]BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.548%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	4,200,000		$4,220,916
[c,u]BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN, 3.489%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	4,600,000		4,606,486
[c,u]Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 3.899%, (3-month USD LIBOR + 1.43%), 10/20/29	United States	4,590,000		4,617,861
2016-1A, B, 144A, FRN, 4.269%, (3-month USD LIBOR + 1.80%), 10/20/29	United States	6,000,000		6,006,660
2016-1A, C, 144A, FRN, 4.869%, (3-month USD LIBOR + 2.40%), 10/20/29	United States	6,000,000		6,012,120
[c,t]Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.438%, 10/15/31	United States	9,730,950		9,723,846
[u]Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 2.66%, (1-month USD LIBOR + 0.38%), 1/18/22	United States	4,265,000		4,269,105
2016-A1, A1, FRN, 2.73%, (1-month USD LIBOR + 0.45%), 2/15/22	United States	32,250,000		32,300,187
2016-A2, A2, FRN, 2.91%, (1-month USD LIBOR + 0.63%), 2/15/24	United States	44,033,000		44,472,925
[c,u]Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 4.369%, (3-month USD LIBOR + 1.90%), 1/20/29	United States	6,540,000		6,563,806
2012-4A, C1R, 144A, FRN, 5.069%, (3-month USD LIBOR + 2.60%), 1/20/29	United States	6,330,000		6,358,548
2014-4RA, C, 144A, FRN, 5.336%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	3,000,000		2,977,860
[c,t]Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.636%, 10/15/31	United States	12,000,000		12,021,000
[c,u]Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.689%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	8,500,000		8,518,615
[c,u]Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.395%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	11,770,000		11,809,429
[c,u]Cent CLO LP,
2014-22A, A2AR, 144A, FRN, 4.293%, (3-month USD LIBOR + 1.95%), 11/07/26	United States	5,224,000		5,230,426
2014-22A, BR, 144A, FRN, 5.293%, (3-month USD LIBOR + 2.95%), 11/07/26	United States	4,416,410		4,425,287
[c,t]CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%, 3/13/35	United States	7,700,000		7,547,466
[c,u]Cole Park CLO Ltd., 2015-1A, B, 144A, FRN, 4.719%, (3-month USD LIBOR + 2.25%), 10/20/28	United States	3,530,000		3,541,014
[t]COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47	United States	7,700,000		7,797,173
[c,t]Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I, 2018-14, PT, 144A, FRN, 9.57%, 9/16/41	United States	10,158,338		10,131,517
[c]Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	14,291,734		14,143,951
[u]Discover Card Execution Note Trust, 2016-A2, A2, FRN, 2.82%, (1-month USD LIBOR + 0.54%), 9/15/21	United States	32,250,000		32,301,797

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[c,u]Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 4.286%, (3-month USD LIBOR + 1.85%), 10/15/28	United States	7,030,000		$7,045,958
2014-33A, CR, 144A, FRN, 4.936%, (3-month USD LIBOR + 2.50%), 10/15/28	United States	3,530,000		3,539,990
[c,t]Dryden 38 Senior Loan Fund,
2015-38A, CR, 144A, FRN, 4.436%, 7/15/30	United States	7,186,000		7,147,699
2015-38A, DR, 144A, FRN, 5.436%, 7/15/30	United States	4,556,000		4,568,575
[c,u]Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.366%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	8,400,000		8,326,584
[c,u]Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.456%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	6,000,000		5,989,440
2018-55A, D, 144A, FRN, 5.286%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	3,000,000		2,998,830
[c,u]Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.415%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	5,070,000		5,045,106
2018-64A, D, 144A, FRN, 5.095%, (3-month USD LIBOR + 2.65%), 4/18/31	United States	2,200,000		2,158,662
[c,t]Eaton Vance CLO Ltd.,
2014-1RA, C, 144A, FRN, 4.257%, 7/15/30	United States	1,972,575		1,964,073
2014-1RA, D, 144A, FRN, 5.207%, 7/15/30	United States	3,653,850		3,652,973
[c,t]Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	14,920,000		14,734,746
FHLMC Structured Agency Credit Risk Debt Notes,
[u]2013-DN2, M2, FRN, 6.531%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	2,253,049		2,492,420
[u]2014-DN1, M2, FRN, 4.481%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	8,616,562		8,842,591
[u]2014-DN2, M3, FRN, 5.881%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	13,890,000		15,324,490
[u]2014-DN3, M3, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	1,263,505		1,373,626
[u]2014-DN4, M3, FRN, 6.831%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	13,709,333		15,160,401
[u]2014-HQ1, M3, FRN, 6.381%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	3,660,000		3,992,617
[u]2014-HQ2, M2, FRN, 4.481%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	10,468,786		10,761,831
[u]2014-HQ3, M3, FRN, 7.031%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	7,669,031		8,469,708
[u]2015-DNA1, M3, FRN, 5.581%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	2,830,000		3,168,735
[u]2015-DNA3, M3, FRN, 6.981%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	18,411,581		21,788,819
[u]2015-HQ1, M2, FRN, 4.487%, (1-month USD LIBOR + 2.20%), 3/25/25	United States	648,066		649,794
[u]2015-HQ1, M3, FRN, 6.087%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	9,580,000		10,155,805

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
[u]2015-HQA1, M3, FRN, 6.981%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	18,830,000		$21,443,256
[u]2016-DNA2, M3, FRN, 6.931%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	17,820,000		20,454,723
[t]HQA1, M2, FRN, 5.831%, 8/25/29	United States	19,800,000		21,627,207
[c,u]Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.286%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	6,880,000		6,870,918
2014-8A, DR, 144A, FRN, 5.486%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	3,000,000		2,997,270
[u]FNMA Connecticut Avenue Securities,
2013-C01, M2, FRN, 7.531%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	16,865,000		19,325,337
2014-C01, M2, FRN, 6.681%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	17,420,000		19,722,504
2014-C02, 1M2, FRN, 4.881%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	14,572,000		15,499,888
2014-C03, 1M2, FRN, 5.281%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	30,730,588		32,758,690
2014-C03, 2M2, FRN, 5.181%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	4,742,695		5,071,781
2015-C01, 1M2, FRN, 6.581%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	7,233,972		7,943,348
2015-C01, 2M2, FRN, 6.831%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	12,999,698		14,026,935
2015-C02, 1M2, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	26,916,321		29,525,455
2015-C02, 2M2, FRN, 6.281%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	14,652,201		15,808,081
2015-C03, 1M2, FRN, 7.281%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	27,278,041		30,707,840
2015-C03, 2M2, FRN, 7.281%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	17,952,641		19,958,141
2017-C01, 1M2, FRN, 5.831%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	20,720,000		22,463,236
[c,u]Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.289%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	3,070,000		3,050,997
[c,u]Galaxy XXV CLO Ltd., 2018-25A, D, 144A, FRN, 5.875%, (3-month USD LIBOR + 3.10%), 10/25/31	United States	4,734,850		4,683,240
[c,u]Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 5.065%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	5,750,000		5,730,162
GS Mortgage Securities Trust,
[t]2016-GS3, B, FRN, 3.395%, 10/10/49	United States	8,037,000		7,601,342
2017-GS6, B, 3.869%, 5/10/50	United States	7,700,000		7,460,452

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CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[c,t]HPS Loan Management Ltd., 2013A-18, C, 144A, FRN, 4.586%, 10/15/30	United States	4,950,000		$4,949,158
[c,t]J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, B, 144A, FRN, 2.854%, 10/06/38	United States	9,600,000		8,722,791
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B, 3.946%, 7/15/50	United States	9,250,000		8,931,000
[c,u]LCM XVI LP, 2016A, BR, 144A, FRN, 3.936%, (3-month USD LIBOR + 1.50%), 7/15/26	United States	6,900,000		6,894,963
[c,t]LCM XVII LP,
2017A, BRR, 144A, FRN, 4.026%, 10/15/31	United States	4,590,000		4,591,423
2017A, CRR, 144A, FRN, 4.526%, 10/15/31	United States	4,240,000		4,239,915
[c,u]LCM XVIII LP, 2018A, DR, 144A, FRN, 5.269%, (3-month USD LIBOR + 2.80%), 4/20/31	United States	6,860,000		6,852,454
[c,u]LCM XXIV Ltd., 24A, A, 144A, FRN, 3.779%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	4,300,000		4,320,382
[c,u]Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.209%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	2,400,000		2,399,472
2017-23A, C, 144A, FRN, 4.859%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	5,000,000		5,018,750
[c,t]Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.559%, 10/18/31	United States	2,000,000		1,999,940
[c,u]Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 4.064%, (3-month USD LIBOR + 1.75%), 11/15/28	United States	2,090,000		2,092,592
[u]MortgageIT Trust,
2004-1, A2, FRN, 3.181%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	2,237,500		2,206,429
2005-5, A1, FRN, 2.541%, (1-month USD LIBOR + 0.26%), 12/25/35	United States	1,923,251		1,910,000
[c,t]Neuberger Berman CLO Ltd., 2016-22A, CR, 144A, FRN, 4.649%, 10/17/30	United States	2,129,630		2,129,609
[c,u]NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.861%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	15,500,000		15,372,435
[c,u]Octagon Investment Partners 30 Ltd., 144A, FRN, 3.789%, (3-month USD LIBOR + 1.32%), 3/17/30	United States	4,300,000		4,315,953
[c,u]Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 5.21%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	4,000,000		3,981,120
[c,t]Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 5.137%, 7/20/30	United States	5,000,000		4,995,650
[c,u]Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN, 5.336%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	6,000,000		5,964,240
[c,u]Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.468%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	6,100,000		6,108,052
[c,u]Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.636%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	4,590,000		4,585,548
2015-1A, DR, 144A, FRN, 4.986%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	6,400,000		6,367,808

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[u]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.591%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	2,583,468		$2,572,286
[u]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.756%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	2,121,028		2,094,774
[t]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.518%, 4/25/45	United States	3,345,513		3,385,087
[c,t]Voya CLO 2015-2 Ltd., 2A, BR, 144A, FRN, 3.977%, 7/23/27	United States	9,290,000		9,295,853
[c,u]Voya CLO Ltd.,
2013-2A, BR, 144A, FRN, 4.34%, (3-month USD LIBOR + 1.85%), 4/25/31	United States	5,770,000		5,742,881
2014-1A, CR2, 144A, FRN, 5.245%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	8,000,000		7,960,080
2017-2A, B, 144A, FRN, 4.786%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	19,200,000		19,253,184
2018-2A, D, 144A, FRN, 5.124%, (3-month USD LIBOR + 2.75%), 7/15/31	United States	2,900,000		2,855,108
Wells Fargo Mortgage Backed Securities Trust,
[t]2004-W, A9, FRN, 4.69%, 11/25/34	United States	1,139,628		1,174,291
2007-3, 3A1, 5.50%, 4/25/22	United States	212,911		216,489

				1,052,798,718

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,086,390,981)				1,081,485,364

Mortgage-Backed Securities 9.7%

[v]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 3.679%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	United States	17,907		18,454

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.0%
FHLMC Gold 15 Year, 4.50%, 2/01/19 - 9/01/19	United States	29,198		29,664
FHLMC Gold 15 Year, 5.00%, 4/01/19 - 7/01/22	United States	94,389		96,549
FHLMC Gold 15 Year, 5.50%, 2/01/19	United States	71		71
FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	14,415,593		14,049,802
[w]FHLMC Gold 30 Year, 3.50%, 10/01/48	United States	139,600,000		135,925,172
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	70,592,273		70,687,484
[w]FHLMC Gold 30 Year, 4.00%, 11/01/48	United States	98,700,000		98,741,920
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	155,377		161,073
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,217,567		1,281,963
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	881,374		943,813
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	275,158		299,453
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	143,703		158,369
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	25,772		26,631
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	6,042		6,849
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	77		77
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	77		83

				322,408,973

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Mortgage-Backed Securities (continued)
[v]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 3.824%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	United States	150,203		$158,501

Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA 15 Year, 2.50%, 7/01/27	United States	298,215		287,986
FNMA 15 Year, 4.50%, 3/01/20	United States	13,197		13,391
FNMA 15 Year, 5.50%, 3/01/21 - 4/01/22	United States	41,422		41,829
FNMA 30 Year, 3.50%, 11/01/47	United States	36,917,185		35,978,380
[w]FNMA 30 Year, 3.50%, 10/01/48	United States	107,000,000		104,170,355
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	499,745		517,222
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,329,950		1,400,644
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,190,523		1,275,555
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,467,445		2,679,398
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	352,989		391,079
FNMA 30 Year, 7.50%, 10/01/29	United States	5,796		6,604
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	3,157		3,463

				146,765,906

Government National Mortgage Association (GNMA) Fixed Rate 1.0%
GNMA I SF 30 Year, 4.50%, 9/20/48	United States	29,947,227		30,774,927
[w]GNMA I SF 30 Year, 4.50%, 11/01/48	United States	19,000,000		19,491,700
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	158,879		168,343
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	416,746		446,881
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	23,344		25,376
GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	40,506		44,191
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	10,948		11,150
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	750		769
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	3,860		4,105
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	51		52
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	222		223
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	429		430
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	221,217		236,226
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	112,331		120,164
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	107,733		116,710
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	60,032		66,500
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	16,979		18,500

				51,526,247

Total Mortgage-Backed Securities (Cost $526,961,676)				520,878,081

Municipal Bonds 1.5%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	17,200,000		19,804,424
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	United States	5,200,000		5,446,740
New York City HDC Capital Fund Grant Program Revenue, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	3,500,000		3,731,700
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000		3,761,251
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	14,165,000		14,563,886

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Municipal Bonds (continued)
[k]Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000		$20,007,750
Series XX, 5.25%, 7/01/40	United States	15,000,000		9,600,000
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000		5,325,534

Total Municipal Bonds (Cost $89,767,691)				82,241,285

		Shares
Escrows and Litigation Trusts 0.0%†
[a,b]Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	15,000,000		—
[a,b]NewPage Corp., Litigation Trust	United States	14,000,000		—
[a]Penn Virginia Corp., Escrow Account	United States	15,000,000		39,375
[a,b]T-Mobile USA Inc., Escrow Account	United States	29,900,000		—
[a]Vistra Energy Corp., Escrow Account	United States	30,000,000		150,000

Total Escrows and Litigation Trusts (Cost $952,711)				189,375

Total Investments before Short Term Investments (Cost $5,812,295,483)				5,559,242,408

		Principal Amount	*
Short Term Investments 2.0%
U.S. Government and Agency Securities (Cost $4,999,723) 0.1%
[x]U.S. Treasury Bill, 11/01/18	United States	5,000,000		5,000,000

Total Investments before Money Market Funds and Repurchase Agreement (Cost $5,817,295,206)				5,564,242,408

		Shares
Money Market Funds (Cost $80,992,803) 1.5%
[e,y]Institutional Fiduciary Trust Money Market Portfolio, 1.83%	United States	80,992,803		80,992,803

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Principal Amount	*	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $20,825,536) 0.4%
[z]Joint Repurchase Agreement, 2.191%, 11/01/18 (Maturity Value $20,826,804)
BNP Paribas Securities Corp. (Maturity Value $9,623,650)
Deutsche Bank Securities Inc. (Maturity Value $2,782,669)
HSBC Securities (USA) Inc. (Maturity Value $8,420,485) Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 6/15/39 - 6/20/48; U.S. Treasury Bond, 2.50%, 8/15/23; and U.S. Treasury Note, 1.00% - 3.50%, 11/15/19 - 7/31/23 (valued at $21,244,845)	United States	20,825,536		$20,825,536

Total Investments (Cost $5,919,113,545) 105.4%				5,666,060,747
Other Assets, less Liabilities (5.4)%				(287,841,309)

Net Assets 100.0%				$5,378,219,438

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

aaThe security is owned by FT Holdings Corporation ll, a wholly-owned subsidiary of the Fund. See Note 1(h).

bFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the aggregate value of these securities was $1,636,653,364, representing 30.4% of net assets.

dSee Note 8 regarding restricted securities.

eSee Note 3(f) regarding investments in affiliated management investment companies.

fPerpetual security with no stated maturity date.

gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2018, the value of this security was $4,251,398, representing 0.1% of net assets.

hIncome may be received in additional securities and/or cash.

iSee Note 1(g) regarding loan participation notes.

jThe coupon rate shown represents the rate at period end.

kSee Note 7 regarding defaulted securities.

lSee Note 1(j) regarding senior floating rate interests.

mSecurity purchased on a delayed delivery basis. See Note 1(d).

nA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

oPrincipal amount is stated in 100 Mexican Peso Units.

pThe principal represents the notional amount. See Note 1(e) regarding value recovery instruments.

qPrincipal amount is stated in 1,000 Brazilian Real Units.

rRedemption price at maturity and coupon payment is adjusted for inflation. See Note 1(l).

sPrincipal amount of security is adjusted for inflation. See Note 1(l).

tAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

uThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

vAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

wSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).

xThe security was issued on a discount basis with no stated coupon rate.

yThe rate shown is the annualized seven-day effective yield at period end.

zSee Note 1(c) regarding joint repurchase agreement.

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount	*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Contracts
Euro-Bund	Short	444	$80,565,745		12/06/18	$ (207,144)
Long Gilt	Long	496	77,548,691		12/27/18	265,310
U.S. Treasury 5 Yr. Note	Short	1,184	133,061,250		12/31/18	413,231
U.S. Treasury 30 Yr. Bond	Long	310	42,818,750		12/19/18	(407,712)
Ultra 10 Yr. U.S. Treasury Note	Long	690	86,325,469		12/19/18	(2,050,266)

Total Futures Contracts						$(1,986,581)

*As of period end.

At October 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	JPHQ		Buy	6,000,000	$4,370,178	11/13/18	$—	$(122,465)
Australian Dollar	JPHQ		Sell	41,450,000	30,648,462	11/13/18	1,303,841	—
Brazilian Real	JPHQ		Buy	10,000,000	2,651,676	11/13/18	29,143	—
Brazilian Real	JPHQ		Sell	97,000,000	25,189,963	11/13/18	—	(813,981)
British Pound	JPHQ		Sell	4,600,000	5,940,417	11/13/18	61,701	—
Euro	JPHQ		Buy	3,900,000	4,597,183	11/13/18	—	(176,850)
Euro	JPHQ		Sell	35,200,000	40,975,968	11/13/18	1,079,625	—
Indian Rupee	JPHQ		Buy	2,200,000,000	31,645,570	11/13/18	—	(1,964,106)
Indian Rupee	JPHQ		Sell	1,970,000,000	27,730,466	11/13/18	1,152,064	—
Polish Zloty	JPHQ		Buy	60,000,000	16,235,304	11/13/18	—	(596,855)
Polish Zloty	JPHQ		Sell	60,000,000	15,740,678	11/13/18	102,229	—
Swedish Krona	JPHQ		Buy	228,000,000	25,558,647	11/13/18	—	(628,777)
Swedish Krona	JPHQ		Sell	135,000,000	15,158,163	11/13/18	397,055	—
Indonesian Rupiah	JPHQ		Sell	246,000,000,000	16,544,489	11/21/18	425,655	—
Australian Dollar	JPHQ		Sell	19,500,000	14,000,707	1/14/19	184,135	—
Brazilian Real	JPHQ		Sell	23,000,000	5,447,655	1/18/19	—	(685,427)
Australian Dollar	DBAB		Sell	3,000,000	2,160,600	2/04/19	34,139	—
Brazilian Real	JPHQ		Sell	61,000,000	15,212,349	2/04/19	—	(1,030,408)
Canadian Dollar	JPHQ		Sell	15,200,000	11,879,269	2/04/19	307,923	—
Indian Rupee	DBAB		Buy	1,326,000,000	17,931,034	2/04/19	—	(262,499)
Indian Rupee	JPHQ		Buy	212,000,000	2,833,656	2/04/19	—	(8,823)
Mexican Peso	JPHQ		Buy	150,000,000	7,379,711	2/05/19	—	(115,295)
Mexican Peso	JPHQ		Sell	1,340,000,000	69,918,759	2/05/19	5,023,307	—
South Korean Won	JPHQ		Sell	18,600,000,000	16,340,156	2/07/19	—	(12,498)
Norwegian Krone	JPHQ		Buy	137,300,000	16,903,652	2/19/19	—	(537,054)
British Pound	JPHQ		Sell	4,800,000	6,343,584	3/14/19	169,274	—
Canadian Dollar	JPHQ		Sell	27,000,000	20,811,253	3/14/19	246,240	—
Euro	DBAB		Buy	800,000	952,960	3/14/19	—	(35,815)

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty	[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	DBAB		Sell	800,000	$948,240	3/14/19	$31,095	$—
Euro	JPHQ		Sell	6,825,400	8,096,767	3/14/19	271,916	—
Swedish Krona	JPHQ		Buy	50,700,000	5,691,833	3/14/19	—	(83,441)
Chinese Yuan Renminbi	JPHQ		Sell	110,000,000	15,704,190	4/11/19	46,540	—
Philippine Peso	JPHQ		Sell	600,000,000	10,902,153	4/11/19	—	(207,724)

Total Forward Exchange Contracts							$10,865,882	$(7,282,018)

Net unrealized appreciation (depreciation)							$3,583,864

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At October 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount	[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating	[b]

Centrally Cleared Swap Contracts

Contracts to Sell Protection[c,d]

Traded Index
CDX.EM.30	1.00%	Quarterly		12/20/23	$83,150,000		$(3,859,329)	$(3,663,021)	$(196,308)	Investment Grade

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/22	$7,350,000		$(1,120,113)	$(1,109,973)	$(10,140)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	3,700,000		(563,866)	(565,031)	1,165
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	8,750,000		(1,333,468)	(1,328,280)	(5,188)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	14,200,000		315,002	143,418	171,584
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	9,100,000		215,326	483,205	(267,879)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/23	12,472,500		1,501,062	1,586,520	(85,458)

Contracts to Sell Protection[c,d]

Single Name
General Electric Co.	1.00%	Quarterly	JPHQ	12/20/23	5,325,000		(102,191)	(108,404)	6,213	BBB+
Government of Argentina	5.00%	Quarterly	MSCO	6/20/23	48,600,000		(1,591,803)	4,500,166	(6,091,969)	B+
Government of Brazil	1.00%	Quarterly	CITI	12/20/23	21,400,000		(978,740)	(1,870,917)	892,177	BB-
Government of Colombia	1.00%	Quarterly	JPHQ	12/20/23	19,400,000		(233,396)	(136,822)	(96,574)	BBB-
Government of Indonesia	1.00%	Quarterly	BOFA	12/20/23	16,700,000		(414,500)	(261,558)	(152,942)	BBB-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/23	17,000,000		(421,946)	(377,846)	(44,100)	BBB-
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	14,200,000		(896,977)	(628,909)	(268,068)	NR
Government of Mexico	1.00%	Quarterly	CITI	12/20/23	32,600,000		(628,104)	(264,388)	(363,716)	BBB+

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount	[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating	[b]

OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Traded Index
[e]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	$6,850,000		$5,543	$—	$5,543	Non- Investment Grade
[e]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	7,000,000		20,869	—	20,869	Non- Investment Grade
[e]Citibank Bespoke Broker Index, Mezzanine Tranche 3-7%	1.30%	Quarterly	CITI	6/20/19	16,200,000		34,527	—	34,527	Non- Investment Grade
[e]Citibank Bespoke Broker Index, Mezzanine Tranche 3-7%	1.40%	Quarterly	CITI	6/20/19	13,200,000		37,985	—	37,985	Non- Investment Grade
[e]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	27,300,000		(4,773,657)	(2,540,748)	(2,232,909)	Non- Investment Grade
[e]Citibank Bespoke Lisbon Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/19	5,440,000		(347,234)	(409,077)	61,843	Non- Investment Grade
[e]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	10,900,000		(1,598,205)	(1,245,234)	(352,971)	Non- Investment Grade
[e]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	31,000,000		91,297	—	91,297	Non- Investment Grade

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Traded Index (continued)
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	$23,060,000	$577,655	$500,418	$77,237	Investment Grade

Total OTC Swap Contracts.						$(12,204,934)	$(3,633,460)	$(8,571,474)

Total Credit Default Swap Contracts						$(16,064,263)	$(7,296,481)	$(8,767,782)

aFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe fund enters contracts to sell protection to create a long credit position.

eRepresents a custom index comprised of a basket of underlying issuers.

At October 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counter- party	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,834,600	USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	3,300,000	EUR	$115,296

At October 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Long[a]
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	BNDP	3/20/19	$23,000,000	$ (175,590)
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	FBCO	3/20/19	38,000,000	(305,441)
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	BOFA	6/20/19	14,000,000	(47,311)
iBoxx USD Liquid High Yield Index	3-month USD LIBOR	Quarterly	CITI	6/20/19	38,000,000	(209,662)
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	6/20/19	170,000,000	1,872,851

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Long[a] (continued)

Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	9/20/19	$25,000,000	$ (156,482)

Total Total Return Swap Contracts						$ 978,365

[a]The	Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 9 regarding other derivative information.

See Abbreviations on page 63.

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FRANKLIN STRATEGIC SERIES

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

October 31, 2018 (unaudited)

Franklin Strategic Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,346,336,477
Cost - Controlled affiliates (Note 3f)	470,958,729
Cost - Non-controlled affiliates (Note 3f)	80,992,803
Cost - Unaffiliated repurchase agreements	20,825,536

Value - Unaffiliated issuers	$5,116,299,840
Value - Controlled affiliates (Note 3f)	447,942,568
Value - Non-controlled affiliates (Note 3f)	80,992,803
Value - Unaffiliated repurchase agreements	20,825,536
Cash	25,116,399
Restricted cash for OTC derivative contracts (Note 1f)	2,130,000
Receivables:
Investment securities sold	4,614
Capital shares sold	2,327,784
Dividends and interest	46,745,155
Deposits with brokers for:
OTC derivative contracts	17,970,532
TBA transactions	1,164,000
Centrally cleared swap contracts	13,078,343
OTC swap contracts (upfront payments $8,014,111)	7,213,727
Unrealized appreciation on OTC forward exchange contracts	10,865,882
Unrealized appreciation on OTC swap contracts	3,388,587
FT Subsidiary deferred tax benefit (Note 1h)	532,014
Other assets	4,890

Total assets	5,796,602,674

Liabilities:
Payables:
Investment securities purchased	369,563,785
Capital shares redeemed	10,855,759
Management fees	1,849,093
Distribution fees	1,199,532
Transfer agent fees	1,356,734
Distributions to shareholders	1,377,037
Variation margin on futures contracts.	472,821
Variation margin on centrally cleared swap contracts	41,622
Deposits from brokers for:
OTC derivative contracts	2,130,000
OTC swap contracts (upfront receipts $15,969,720)	10,847,187
Unrealized depreciation on OTC forward exchange contracts	7,282,018
Unrealized depreciation on OTC swap contracts	10,866,400
Deferred tax.	65,472
Accrued expenses and other liabilities.	475,776

Total liabilities	418,383,236

Net assets, at value	$5,378,219,438

Net assets consist of:
Paid-in capital	$6,080,343,839
Total distributable earnings (loss)	(702,124,401)

Net assets, at value	$5,378,219,438

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

October 31, 2018 (unaudited)

Franklin Strategic Income Fund

Class A:
Net assets, at value	$3,182,735,218

Shares outstanding	337,172,776

Net asset value per share[a]	$9.44

Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.86

Class C:
Net assets, at value	$ 788,868,464

Shares outstanding	83,577,506

Net asset value and maximum offering price per share[a]	$9.44

Class R:
Net assets, at value	$ 95,193,181

Shares outstanding	10,123,912

Net asset value and maximum offering price per share	$9.40

Class R6:
Net assets, at value	$ 430,952,846

Shares outstanding	45,589,285

Net asset value and maximum offering price per share	$9.45

Advisor Class:
Net assets, at value	$ 880,469,729

Shares outstanding	93,181,573

Net asset value and maximum offering price per share	$9.45

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended October 31, 2018 (unaudited)

Franklin Strategic Income Fund

Investment income:
Dividends:
Unaffiliated issuers	$890,189
Controlled affiliates (Note 3f)	18,199,994
Non-controlled affiliates (Note 3f)	1,022,234
Interest: (net of foreign taxes)~
Unaffiliated issuers	124,335,526
Other income (Note 1h)	1,064,430

Total investment income	145,512,373

Expenses:
Management fees (Note 3a)	12,899,957
Distribution fees: (Note 3c)
Class A	4,004,740
Class C	3,268,390
Class R	255,636
Transfer agent fees: (Note 3e)
Class A	2,512,769
Class C	792,640
Class R	80,235
Class R6	62,431
Advisor Class	720,810
Custodian fees (Note 4)	106,553
Reports to shareholders	283,311
Registration and filing fees	96,689
Professional fees	115,478
Trustees’ fees and expenses	38,632
Other	93,985

Total expenses	25,332,256
Expense reductions (Note 4)	(64,682)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,584,189)

Net expenses	23,683,385

Net investment income	121,828,988

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:#
Unaffiliated issuers	(10,436,685)
Foreign currency transactions	(1,304,275)
Forward exchange contracts	(298,087)
Futures contracts	2,465,362
Swap contracts	2,274,122

Net realized gain (loss)	(7,299,563)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(72,019,987)
Controlled affiliates (Note 3f)	(9,171,969)
Translation of other assets and liabilities denominated in foreign currencies	(18,875)
Forward exchange contracts	3,272,653
Futures contracts	(3,021,787)
Swap contracts	(6,461,655)

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations (continued)

for the six months ended October 31, 2018 (unaudited)

Franklin Strategic Income Fund

Change in FT Subsidiary deferred tax benefit (Note 1h)	(858,525)
Change in deferred taxes on unrealized appreciation	254,256

Net change in unrealized appreciation (depreciation)	(88,025,889)

Net realized and unrealized gain (loss)	(95,325,452)

Net increase (decrease) in net assets resulting from operations	$26,503,536

~Foreign taxes withheld on interest	$ 206,238
#Net of foreign taxes	$ 21,122

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FRANKLIN STRATEGIC SERIES

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin Strategic Income Fund

	Six Months Ended October 31, 2018 (unaudited)	Year Ended April 30, 2018
Increase (decrease) in net assets:
Operations:
Net investment income.	$121,828,988	$249,545,798
Net realized gain (loss)	(7,299,563)	(113,213,321)
Net change in unrealized appreciation (depreciation)	(88,025,889)	(92,950,330)

Net increase (decrease) in net assets resulting from operations	26,503,536	43,382,147

Distributions to shareholders: (Note 1l)
Class A	(69,612,378)	(106,537,907)
Class C	(19,223,579)	(31,329,580)
Class R	(2,090,290)	(3,355,206)
Class R6	(10,431,726)	(13,824,604)
Advisor Class	(21,059,951)	(32,910,570)

Total distributions to shareholders.	(122,417,924)	(187,957,867)

Capital share transactions: (Note 2)
Class A	(53,138,892)	(461,379,634)
Class C	(274,344,996)	(280,427,839)
Class R	(8,780,398)	(38,252,437)
Class R6	5,595,857	75,196,883
Advisor Class	(37,596,034)	(113,689,921)

Total capital share transactions	(368,264,463)	(818,552,948)

Net increase (decrease) in net assets	(464,178,851)	(963,128,668)
Net assets:
Beginning of period	5,842,398,289	6,805,526,957

End of period (Note 1l)	$5,378,219,438	$5,842,398,289

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	47

FRANKLIN STRATEGIC SERIES

Notes to Consolidated Financial Statements (unaudited)

Franklin Strategic Income Fund

1.   Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Strategic Income Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.   Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to

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Franklin Strategic Income Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

c.   Joint Repurchase Agreement (continued)

market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on October 31, 2018.

d.   Securities Purchased on a Delayed Delivery and TBA Basis

The Fund purchases securities on a delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

e.   Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form

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Franklin Strategic Income Fund (continued)

of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

e.   Derivative Financial Instruments (continued)

receipt as realized gains in the Consolidated Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

See Note 9 regarding other derivative information.

f.   Restricted Cash

At October 31, 2018, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

g.   Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h.   FT Holdings Corporation II (FT Subsidiary)

The Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2018, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities.

During the period ended October 31, 2018, Turtle Bay Resort paid a distribution to FT Subsidiary. The distribution received is reflected as other income in FT Subsidiary in the Consolidated Statement of Operations. For U.S. income tax purposes, this distribution is estimated to result in a taxable loss to FT Subsidiary, and as such an estimated tax expense was not recorded in FT Subsidiary. A deferred tax benefit has been recorded on the unrealized depreciation of the security. When the Fund disposes of the security, the deferred asset is relieved and the Fund should incur a realized tax benefit. The estimated deferred tax benefit was calculated using a federal rate of 21% and a Hawaii state rate (net of federal tax benefit) of 3%. This is reflected as FT Subsidiary deferred tax benefit in the Consolidated Statement of Assets and Liabilities.

The financial statements have been consolidated and include the accounts of the Fund and FT Subsidiary. All intercompany transactions and balances have been eliminated. At October 31, 2018, the net assets of FT Subsidiary were $18,634,166, representing less than 1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

i.   Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

j.   Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

k.   Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

l.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Consolidated Statement of Operations.

m.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

n.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended April 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income:

Class A	$(106,537,907)
Class C	(31,329,580)
Class R	(3,355,206)
Class R6	(13,824,604)
Advisor Class	(32,910,570)

For the year ended April 30, 2018, distributions in excess of net investment income included in net assets was $39,100,421.

2. Shares of Beneficial Interest

At October 31, 2018, there were unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended October 31, 2018		Year Ended April 30, 2018

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	29,822,642	$284,451,463	43,921,154	$432,817,045
Shares issued in reinvestment of distributions	6,722,150	64,175,598	10,060,731	98,645,567
Shares redeemed	(41,972,704)	(401,765,953)	(100,902,437)	(992,842,246)

Net increase (decrease)	(5,427,912)	$(53,138,892)	(46,920,552)	$(461,379,634)

Class C Shares:
Shares sold	2,191,325	$20,963,000	8,181,686	$80,552,705
Shares issued in reinvestment of distributions	1,876,875	17,928,117	2,971,594	29,122,692
Shares redeemed[a]	(32,829,383)	(313,236,113)	(39,654,519)	(390,103,236)

Net increase (decrease)	(28,761,183)	$(274,344,996)	(28,501,239)	$(280,427,839)

Class R Shares:
Shares sold	679,340	$6,477,667	2,109,693	$20,673,849
Shares issued in reinvestment of distributions	214,332	2,038,654	334,005	3,263,282
Shares redeemed	(1,814,779)	(17,296,719)	(6,343,188)	(62,189,568)

Net increase (decrease)	(921,107)	$(8,780,398)	(3,899,490)	$(38,252,437)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Six Months Ended October 31, 2018		Year Ended April 30, 2018

	Shares	Amount	Shares	Amount

Class R6 Shares:
Shares sold	5,462,880	$52,394,485	16,787,902	$165,966,032
Shares issued in reinvestment of distributions	1,053,167	10,069,008	1,355,636	13,298,999
Shares redeemed	(5,946,443)	(56,867,636)	(10,569,929)	(104,068,148)

Net increase (decrease)	569,604	$5,595,857	7,573,609	$75,196,883

Advisor Class Shares:
Shares sold	10,083,699	$96,682,619	27,736,896	$273,558,768
Shares issued in reinvestment of distributions	2,102,391	20,093,944	3,187,566	31,290,077
Shares redeemed	(16,113,126)	(154,372,597)	(42,428,324)	(418,538,766)

Net increase (decrease)	(3,927,036)	$(37,596,034)	(11,503,862)	$(113,689,921)

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended October 31, 2018, the annualized gross effective investment management fee rate was 0.455% of the Fund’s average daily net assets.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$164,908
CDSC retained	$18,788

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Fund’s Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2018, the Fund paid transfer agent fees of $4,168,885, of which $1,707,496 was retained by Investor Services.

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Franklin Strategic Income Fund (continued)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	25,361,119	—	—	25,361,119	$242,705,906	$10,723,594	$—	$(7,861,947)
Franklin Middle Tier Floating Rate Fund	21,833,687	—	—	21,833,687	205,236,662	7,476,400	—	(1,310,022)

Total Controlled Affiliates					$447,942,568	$18,199,994	$—	$(9,171,969)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.83%	200,193,361	224,024,084	(343,224,642)	80,992,803	80,992,803	1,022,234	—	—

Total Affiliated Securities					$528,935,371	$19,222,228	$—	$(9,171,969)

g. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class. Investor Services may discontinue this waiver in the future.

h. Other Affiliated Transactions

At October 31, 2018, one or more of funds in Franklin Fund Allocator Series owned 5.5% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2018, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2018, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$43,255,168
Long Term	367,922,122

Total capital loss carryforwards	$411,177,290

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At April 30, 2018, the Fund deferred late-year ordinary losses of $8,967,409.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

5. Income Taxes (continued)

At October 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,938,919,528

Unrealized appreciation	$49,832,152
Unrealized depreciation	(335,581,891)

Net unrealized appreciation (depreciation)	$(285,749,739)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and inflation related adjustments on foreign securities.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2018, aggregated $2,996,577,281 and $3,310,012,700, respectively.

7. Credit Risk and Defaulted Securities

At October 31, 2018, the Fund had 39.8% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2018, the aggregate value of these securities was $37,675,250, representing 0.7% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of Investments.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value
125,940,079	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$977,122	$85,367
12,532,821	K2016470219 South Africa Ltd., B	2/01/17	9,305	8,495
9,688,700	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/08/13 - 7/05/18	15,304,198	11,991
1,873,803	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 7/05/18	1,648,480	138,373

	Total Restricted Securities (Value is 0.0%† of Net Assets)		$17,939,105	$244,226

†Rounds to less than 0.1% of net assets.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

9. Other Derivative Information

At October 31, 2018, the Fund’s investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$ 678,541	[a]	Variation margin on futures contracts	$ 2,665,122	[a]
	Unrealized appreciation on OTC swap contracts	1,988,147		Unrealized depreciation on OTC swap contracts	894,486
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	10,865,882		Unrealized depreciation on OTC forward exchange contracts	7,282,018
Credit contracts	Variation margin on centrally cleared swap contracts	—		Variation margin on centrally cleared swap contracts	196,308	[a]
	OTC swap contracts (upfront payments)	7,213,727		OTC swap contracts (upfront receipts)	10,847,187
	Unrealized appreciation on OTC swap contracts	1,400,440		Unrealized depreciation on OTC swap contracts	9,971,914
Value recovery instruments	Investments in securities, at value	10,567,923	[b]

Totals		$32,714,660			$31,857,035

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bVRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

For the period ended October 31, 2018, the effect of derivative contracts in the Fund’s Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$ 2,465,362	Futures contracts	$(3,021,787)
	Swap contracts	(1,941,241)	Swap contracts	1,093,661
Foreign exchange contracts	Forward exchange contracts	(298,087)	Forward exchange contracts	3,272,653
Credit contracts	Swap contracts	4,215,363	Swap contracts	(7,555,316)
Value recovery instruments	Investments	—	Investments	(3,326,551)[a]

Totals		$ 4,441,397		$(9,537,340)

aVRI are included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended October 31, 2018, the average month end notional amount of futures contracts and swap contracts, the average month end contract value for forward exchange contracts and average month end fair value of VRI, were as follows:

Futures contracts	$234,541,742
Swap contracts	572,096,286
Forward exchange contracts	631,528,296
VRI	12,398,104

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

9. Other Derivative Information (continued)

At October 31, 2018, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$10,865,882	$ 7,282,018
Swap contracts	10,602,314	21,713,587

Total	$21,468,196	$28,995,605

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At October 31, 2018, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNDP	$ 5,543	$(5,543)	$—	$—	$ —
BZWS	2,384,727	(1,250,314)	(1,134,413)	—	—
CITI	1,831,649	(1,831,649)	—	—	—
DBAB	65,234	(65,234)	—	—	—
GSCO	1,872,851	—	—	(1,872,851)	—
JPHQ	10,808,026	(9,380,485)	—	—	1,427,541
MSCO	4,500,166	(4,500,166)	—	—	—

Total	$21,468,196	$(17,033,391)	$(1,134,413)	$(1,872,851)	$1,427,541

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2018, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNDP	$ 175,590	$(5,543)	$ —	$(170,047)	$ —
BOFA	461,811	—	—	(461,811)	—
BZWS	1,250,314	(1,250,314)	—	—	—
CITI	11,031,681	(1,831,649)	—	(9,200,032)	—
DBAB	298,314	(65,234)	—	(120,000)	113,080
FBCO	305,441	—	—	(305,441)	—
JPHQ	9,380,485	(9,380,485)	—	—	—
MSCO	6,091,969	(4,500,166)	—	(1,591,803)	—

Total	$28,995,605	$(17,033,391)	$ —	$(11,849,134)	$113,080

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 63.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended October 31, 2018, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

11. Fair Value Measurements (continued)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$122,759		$122,759
Energy	6,596,637	11,882,395	85	[c]	18,479,117
Retailing	—	—	93,862		93,862
Transportation	—	—	1,462,003		1,462,003
All Other Equity Investments	449,062,805	—	—		449,062,805
Corporate Bonds:
Retailing	—	43,203,929	11,991		43,215,920
All Other Corporate Bonds	—	2,366,141,804	—		2,366,141,804
Senior Floating Rate Interests	—	464,720,626	—		464,720,626
Foreign Government and Agency Securities	—	310,234,529	—		310,234,529
U.S. Government and Agency Securities	—	220,914,878	—		220,914,878
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,081,485,364	—		1,081,485,364
Mortgage-Backed Securities	—	520,878,081	—		520,878,081
Municipal Bonds	—	82,241,285	—		82,241,285
Escrows and Litigation Trusts	—	189,375	—	[c]	189,375
Short Term Investments	85,992,803	20,825,536	—		106,818,339
Total Investments in Securities	$541,652,245	$5,122,717,802	$1,690,700		$5,666,060,747
Other Financial Instruments:
Futures Contracts	$678,541	$—	$—		$678,541
Forward Exchange Contracts	—	10,865,882	—		10,865,882
Swap Contracts	—	3,388,587	—		3,388,587
Total Other Financial Instruments	$678,541	$14,254,469	$—		$14,933,010
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,665,122	$—	$—		$2,665,122
Forward Exchange Contracts	—	7,282,018	—		7,282,018
Swap Contracts	—	11,062,708	—		11,062,708
Total Other Financial Instruments	$2,665,122	$18,344,726	$—		$21,009,848

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

bIncludes common and management investment companies as well as other equity interests.

cIncludes securities determined to have no value at October 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

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FRANKLIN STRATEGIC SERIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

12. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio

BNDP	BNP Paribas	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	EUR	Euro	CLO	Collateralized Loan Obligation
BZWS	Barclays Bank PLC	GBP	British Pound	CMT	Constant Maturity Treasury Index
CITI	Citigroup, Inc.	IDR	Indonesian Rupiah	EDA	Economic Development Authority
DBAB	Deutsche Bank AG	MXN	Mexican Peso	FRN	Floating Rate Note
FBCO	Credit Suisse International	USD	United States Dollar	GDP	Gross Domestic Product
GSCO	The Goldman Sachs Group, Inc.			GO	General Obligation
JPHQ	JP Morgan Chase & Co.			HDC	Housing Development Corp.
MSCO	Morgan Stanley			LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				PIK	Payment-In-Kind
				RDA	Redevelopment Agency/Authority
				SF	Single Family
				TBD	To be determined
				T-Note	Treasury Note
				VRI	Value Recovery Instruments

Index

CDX.EM.30	CDX Emerging Markets Index
MCDX.NA.30	MCDX North America Index

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FRANKLIN STRATEGIC SERIES

FRANKLIN STRATEGIC INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

64	Semiannual Report	franklintempleton.com

Semiannual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	194 S 12/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Franklin Natural Resources Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Franklin Natural Resources Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After October 31, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date December 27, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date December 27, 2018